UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 1.0%
Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index Total Return ETN*	950	$22,002

MLP Fund — 0.2%
JPMorgan Alerian MLP Index ETN	52,856	1,686,635

Volatility Fund — 0.8%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	875,835	8,916,000
Total Exchange Traded Notes
(Cost $16,464,137)		10,624,637
Investment Companies — 97.9%
Aggregate Bond Funds — 11.9%
iShares Core U.S. Aggregate Bond ETF(c)	629,841	71,190,928
SPDR Barclays Aggregate Bond ETF(b)	42,349	2,528,236
Vanguard Total Bond Market ETF(c)	681,841	57,711,022

Total Aggregate Bond Funds		131,430,186

BRIC Equity Funds — 0.4%
iShares India 50 ETF(b)	16,792	500,066
iShares MSCI Brazil Capped ETF(b)	27,683	920,183
iShares MSCI India ETF	87,123	2,574,484
iShares MSCI Russia Capped ETF	1,035	14,200
VanEck Vectors Russia ETF	4,424	79,765

Total BRIC Equity Funds		4,088,698

Broad Fund — 0.0%(a)
PowerShares DB Commodity Index Tracking Fund*(b)	5,542	79,140

Currency Strategy Fund — 0.8%
PowerShares DB G10 Currency Harvest Fund*† (b)	376,767	9,178,044

Euro Fund — 1.9%
CurrencyShares Euro Trust*† (b)	191,899	20,909,316

Europe Equity Funds — 3.2%
iShares Europe ETF(b)	91,127	3,549,397
iShares MSCI Eurozone ETF	415,257	14,048,144
Vanguard FTSE Europe ETF(b)	378,364	18,271,198

Total Europe Equity Funds		35,868,739

Floating Rate Funds — 3.8%
PowerShares Senior Loan Portfolio	1,540,925	35,749,460
SPDR Blackstone / GSO Senior Loan ETF(b)	135,431	6,376,092

Total Floating Rate Funds		42,125,552

International Equity Core Funds — 4.8%
iShares MSCI EAFE ETF	582,483	33,795,663
Vanguard FTSE Developed Markets ETF(b)	528,131	19,451,065

Total International Equity Core Funds		53,246,728

	Shares	Value
Investment Companies (continued)
International REITs Fund — 0.1%
SPDR Dow Jones International Real Estate ETF(b)	22,320	$957,974

Investment Grade Corporate Bond Funds — 20.9%
iShares Core U.S. Credit Bond ETF(b)	52,777	6,031,883
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	1,815,612	225,117,732

Total Investment Grade Corporate Bond Funds		231,149,615

Japan Equity Fund — 1.4%
iShares MSCI Japan ETF	1,315,308	15,862,615

Silver Fund — 0.6%
iShares Silver Trust*(b)	323,287	6,255,603

Treasury Inflation-Protected Securities Fund — 3.3%
iShares TIPS Bond ETF(b)(c)	314,737	36,792,755

U.S. Large Cap Core Fund — 2.5%
Financial Select Sector SPDR Fund(b)	601,934	14,229,720
Technology Select Sector SPDR Fund	291,320	13,534,727

		27,764,447

U.S. Large Cap Growth Funds — 0.1%
Guggenheim S&P 500 Pure Growth ETF	276	23,407
iShares Russell 1000 Growth ETF	3,707	388,197
iShares S&P 500 Growth ETF(b)	1,457	177,696
Vanguard Growth ETF	2,418	271,614

Total U.S. Large Cap Growth Funds		860,914

U.S. Large Cap Value Funds — 8.5%
Guggenheim S&P 500 Pure Value ETF	21,050	1,120,702
iShares Russell 1000 Value ETF(b)	413,977	43,703,552
iShares S&P 500 Value ETF(b)	166,491	15,878,247
Vanguard Value ETF(b)	383,233	33,486,899

Total U.S. Large Cap Value Funds		94,189,400

U.S. Low Volatility Funds — 1.7%
iShares Edge MSCI Min Vol USA ETF(b)	271,929	12,750,751
PowerShares S&P 500 Low Volatility Portfolio(b)	152,625	6,533,876

Total U.S. Low Volatility Funds		19,284,627

U.S. Preferred Fund — 2.2%
iShares U.S. Preferred Stock ETF(b)	592,436	23,857,398

U.S. Short Term Treasury Bond Funds — 21.9%
iShares 1-3 Year Treasury Bond ETF(b)	430,387	36,681,884
iShares Short Treasury Bond ETF(b)	268,083	29,601,725
SPDR Barclays 1-3 Month T-Bill ETF*(b)	355,149	16,237,412
Vanguard Short-Term Bond ETF(b)(c)	1,972,385	159,960,424

Total U.S. Short Term Treasury Bond Funds		242,481,445

U.S. Small Cap Growth Funds — 7.9%
iShares Russell 2000 Growth ETF(b)(c)	266,765	38,808,972

See Notes to Schedules of Investments.

1

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds (continued)
iShares S&P Small-Cap 600 Growth ETF(b)	149,885	$20,189,510
Vanguard Small-Cap Growth ETF(b)	215,932	28,192,082

Total U.S. Small Cap Growth Funds		87,190,564

Total Investment Companies
(Cost $1,041,576,060)		1,083,573,760
Short-Term Investment — 1.7%
Money Market Fund — 1.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(d)
(Cost $18,939,935)	18,939,935	18,939,935

Investment of Cash Collateral For Securities Loaned — 13.7%
Money Market Fund — 13.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(e)
(Cost $151,456,019)	151,456,019	151,456,019

Total Investments — 114.3%
(Cost $1,228,436,151)		1,264,594,351
Liabilities in Excess of Other Assets — (14.3)%		(158,367,557)
Net Assets — 100.0%		$1,106,226,794

*	Non-income producing securities.
†	Affiliated Fund.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $148,157,733; total market value of collateral held by the Fund was $151,456,019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $249,772,028.
(d)	Rate shown reflects the 7-day yield at July 31, 2016.
(e)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	1.40	5/21/2018	$6,374,923	$–
CurrencyShares Japanese Yen Trust	(1.82)	5/21/2018	(23,558,734)	–
Energy Select Sector SPDR Fund	(0.48)	5/21/2018	(23,193,688)	–
Financial Select Sector SPDR Fund	1.40	5/21/2018	4,338,436	–
Guggenheim S&P 500 Pure Growth ETF	1.36	5/21/2018	7,124	–
Guggenheim S&P 500 Pure Value ETF	1.40	5/21/2018	341,694	–
Health Care Select Sector SPDR Fund	(0.47)	5/21/2018	(2,671,977)	–
iPath Bloomberg Commodity Index Total Return ETN	1.40	5/21/2018	6,716	–
iPATH S&P 500 VIX Short-Term Futures ETN	1.40	5/21/2018	2,718,345	–
iShares 1-3 Year Treasury Bond ETF	1.40	5/21/2018	11,183,625	–
iShares China Large-Cap ETF	(1.47)	5/21/2018	(1,779,301)	–
iShares Core U.S. Aggregate Bond ETF	1.34	5/21/2018	21,704,925	–
iShares Core U.S. Credit Bond ETF	1.39	5/21/2018	1,839,040	–
iShares Edge MSCI Min Vol USA ETF	1.40	5/21/2018	3,887,509	–
iShares Europe ETF	1.40	5/21/2018	1,082,148	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.12)	5/21/2018	(33,718,416)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.40	5/21/2018	68,634,541	–
iShares India 50 ETF	1.40	5/21/2018	152,474	–
iShares MSCI All Country Asia ex Japan ETF	(3.92)	5/21/2018	(11,684,550)	–
iShares MSCI Brazil Capped ETF	1.40	5/21/2018	280,546	–
iShares MSCI China ETF	(1.45)	5/21/2018	(1,016,202)	–
iShares MSCI EAFE ETF	1.40	5/21/2018	10,303,714	–
iShares MSCI EAFE Small-Cap ETF	(2.32)	5/21/2018	(2,412,471)	–
iShares MSCI Emerging Markets ETF	(0.72)	5/21/2018	(9,429,002)	–
iShares MSCI Eurozone ETF	1.40	5/21/2018	4,283,047	–
iShares MSCI India ETF	1.40	5/21/2018	784,907	–
iShares MSCI Japan ETF	1.40	5/21/2018	4,836,241	–
iShares MSCI Pacific ex Japan ETF	(4.07)	5/21/2018	(11,003,492)	–
iShares MSCI Russia Capped ETF	1.40	5/21/2018	4,336	–
iShares Russell 1000 Growth ETF	1.37	5/21/2018	118,334	–
iShares Russell 1000 Value ETF	1.40	5/21/2018	13,324,412	–
iShares Russell 2000 ETF	(1.33)	5/21/2018	(2,813,889)	–
iShares Russell 2000 Growth ETF	1.40	5/21/2018	11,832,325	–
iShares Russell 2000 Value ETF	(1.57)	5/21/2018	(32,575,111)	–
iShares S&P 500 Growth ETF	1.37	5/21/2018	54,150	–
iShares S&P 500 Value ETF	1.40	5/21/2018	4,841,077	–
iShares S&P Small-Cap 600 Growth ETF	1.40	5/21/2018	6,155,521	–
iShares S&P Small-Cap 600 Value ETF	(3.07)	5/21/2018	(20,721,090)	–
iShares Short Treasury Bond ETF	1.40	5/21/2018	9,025,068	–
iShares Silver Trust	1.40	5/21/2018	1,907,233	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016 (continued):
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
iShares TIPS Bond ETF	1.40	5/21/2018	$ 11,217,490	$–
iShares U.S. Preferred Stock ETF	1.40	5/21/2018	7,273,688	–
iShares U.S. Real Estate ETF	(0.86)	5/21/2018	(2,560,502)	–
JPMorgan Alerian MLP Index ETN	1.40	5/21/2018	514,230	–
PowerShares DB Commodity Index Tracking Fund	1.40	5/21/2018	24,119	–
PowerShares DB G10 Currency Harvest Fund	1.40	5/21/2018	22,613,997	–
PowerShares DB Gold Fund	(3.00)	5/21/2018	(885,268)	–
PowerShares DB U.S. Dollar Index Bullish Fund	(3.07)	5/21/2018	(27,320,273)	–
PowerShares S&P 500 Low Volatility Portfolio	1.40	5/21/2018	1,992,078	–
PowerShares Senior Loan Portfolio	1.40	5/21/2018	10,899,406	–
SPDR Barclays 1-3 Month T-Bill ETF	1.40	5/21/2018	4,950,470	–
SPDR Barclays Aggregate Bond ETF	1.34	5/21/2018	770,846	–
SPDR Barclays Convertible Securities ETF	(1.57)	5/21/2018	(5,266,673)	–
SPDR Barclays High Yield Bond ETF	(0.57)	5/21/2018	(25,259,345)	–
SPDR Blackstone / GSO Senior Loan ETF	1.40	5/21/2018	1,943,980	–
SPDR Dow Jones International Real Estate ETF	1.40	5/21/2018	292,071	–
SPDR Dow Jones REIT ETF	(1.32)	5/21/2018	(2,059,609)	–
SPDR Gold Shares	(0.70)	5/21/2018	(7,979,090)	–
SPDR S&P China ETF	(4.32)	5/21/2018	(351,246)	–
SPDR S&P International Small Cap ETF	(3.07)	5/21/2018	(309,060)	–
Technology Select Sector SPDR Fund	1.40	5/21/2018	4,126,531	–
VanEck Vectors Russia ETF	1.40	5/21/2018	24,322	–
Vanguard FTSE Developed Markets ETF	1.40	5/21/2018	5,930,330	–
Vanguard FTSE Emerging Markets ETF	(0.58)	5/21/2018	(15,579,135)	–
Vanguard FTSE Europe ETF	1.40	5/21/2018	5,570,541	–
Vanguard FTSE Pacific ETF	(0.95)	5/21/2018	(14,698,433)	–
Vanguard Growth ETF	1.37	5/21/2018	82,787	–
Vanguard REIT ETF	(0.78)	5/21/2018	(18,559,060)	–
Vanguard Short-Term Bond ETF	1.40	5/21/2018	48,769,161	–
Vanguard Small-Cap Growth ETF	1.40	5/21/2018	8,595,287	–
Vanguard Small-Cap Value ETF	(3.08)	5/21/2018	(41,233,424)	–
Vanguard Total Bond Market ETF	1.34	5/21/2018	17,595,048	–
Vanguard Value ETF	1.40	5/21/2018	10,209,567	–
WisdomTree International SmallCap Dividend Fund	(3.57)	5/21/2018	(478,473)	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$10,624,637	$–		$–	$10,624,637
Investment Companies	1,083,573,760	–		–	1,083,573,760
Short-Term Investment:
Money Market Fund	18,939,935	–		–	18,939,935
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	151,456,019	–		–	151,456,019
Total Investments in Securities	1,264,594,351	–		–	1,264,594,351
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$1,264,594,351	$–		$–	$1,264,594,351

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.3%
MLP Fund — 0.2%
JPMorgan Alerian MLP Index ETN	776	$24,762

Volatility Fund — 0.1%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)	1,996	20,320
Total Exchange Traded Notes
(Cost $52,753)		45,082
Investment Companies — 99.8%
BRIC Equity Funds — 5.9%
iShares China Large-Cap ETF(a)	14,136	500,980
iShares MSCI China ETF(a)	6,500	286,130
SPDR S&P China ETF(a)	1,372	98,894

Total BRIC Equity Funds		886,004

Currency Strategy Fund — 0.2%
PowerShares DB G10 Currency Harvest Fund*	1,317	32,082

Emerging Equity Funds — 0.7%
iShares MSCI Emerging Markets ETF	1,037	37,570
Vanguard FTSE Emerging Markets ETF	1,677	62,116

Total Emerging Equity Funds		99,686

Emerging Small Cap Equity Fund — 6.0%
SPDR S&P Emerging Markets SmallCap ETF(a)	21,727	900,801

Europe Equity Funds — 2.6%
iShares Europe ETF	984	38,327
iShares MSCI Eurozone ETF	4,485	151,727
Vanguard FTSE Europe ETF	4,086	197,313

Total Europe Equity Funds		387,367

International Bond Funds — 8.6%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	55,875	1,057,714
WisdomTree Emerging Markets Local Debt Fund(a)	6,106	229,707

Total International Bond Funds		1,287,421

International Small Cap Equity Funds — 6.0%
iShares MSCI EAFE Small-Cap ETF	13,382	679,270
SPDR S&P International Small Cap ETF	2,844	87,027
WisdomTree International SmallCap Dividend Fund	2,258	134,712

Total International Small Cap Equity Funds		901,009

Investment Grade Corporate Bond Funds — 11.5%
iShares Core U.S. Credit Bond ETF	395	45,145
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	13,572	1,682,792

Total Investment Grade Corporate Bond Funds		1,727,937

Japan Equity Fund — 0.8%
iShares MSCI Japan ETF	10,409	125,533

	Shares	Value
Investment Companies (continued)
Silver Fund — 0.6%
iShares Silver Trust*	4,748	$91,874

Treasury Inflation-Protected Securities Fund — 3.8%
iShares TIPS Bond Fund	4,887	571,290

U.S. Large Cap Growth Funds — 2.0%
Guggenheim S&P 500 Pure Growth ETF	98	8,312
iShares Russell 1000 Growth ETF	1,313	137,497
iShares S&P 500 Growth ETF	516	62,931
Vanguard Growth ETF	857	96,267

Total U.S. Large Cap Growth Funds		305,007

U.S. Large Cap Value Funds — 0.2%
Guggenheim S&P 500 Pure Value ETF	5	266
iShares Russell 1000 Value ETF	107	11,296
iShares S&P 500 Value ETF	43	4,101
Vanguard Value ETF	99	8,651

Total U.S. Large Cap Value Funds		24,314

U.S. Short Term Treasury Bond Funds — 49.6%
iShares 1-3 Year Treasury Bond ETF(a)	6,682	569,507
iShares Short Treasury Bond ETF(a)	8,934	986,492
SPDR Barclays 1-3 Month T-Bill ETF*	11,835	541,096
Vanguard Short-Term Bond ETF(b)	65,727	5,330,460

Total U.S. Short Term Treasury Bond Funds		7,427,555

U.S. Small Cap Core Fund — 1.3%
iShares Russell 2000 ETF(a)	1,653	200,162

Total Investment Companies
(Cost $15,044,501)		14,968,042
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $49,273)	49,273	49,273

Investment of Cash Collateral For Securities Loaned — 21.5%
Money Market Fund — 21.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $3,228,230)	3,228,230	3,228,230

Total Investments — 121.9%
(Cost $18,374,757)		18,290,627
Liabilities in Excess of Other Assets — (21.9)%		(3,297,334)
Net Assets — 100.0%		$14,993,293

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,161,662; total market value of collateral held by the Fund was $3,228,230.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,955,499.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	(2.06)	4/09/2018	$ (898,375)	$–
CurrencyShares Japanese Yen Trust	(1.82)	4/09/2018	(375,146)	–
Guggenheim S&P 500 Pure Growth ETF	1.40	5/21/2018	1,951	–
Guggenheim S&P 500 Pure Value ETF	1.40	5/21/2018	53	–
iPath Bloomberg Commodity Index Total Return ETN	(2.34)	4/09/2018	(9,171)	–
iPATH S&P 500 VIX Short-Term Futures ETN	1.40	5/21/2018	4,754	–
iShares 1-3 Year Treasury Bond ETF	1.02	5/21/2018	133,129	–
iShares China Large-Cap ETF	1.03	5/21/2018	117,129	–
iShares Core U.S. Credit Bond ETF	1.40	5/21/2018	10,515	–
iShares Europe ETF	1.40	5/21/2018	8,959	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.09)	4/09/2018	(320,800)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.40	5/21/2018	393,420	–
iShares India 50 ETF	(4.07)	4/09/2018	(41,007)	–
iShares MSCI Brazil Capped ETF	(1.20)	4/09/2018	(427,134)	–
iShares MSCI China ETF	1.15	5/21/2018	66,866	–
iShares MSCI EAFE Small-Cap ETF	1.40	5/21/2018	158,777	–
iShares MSCI Emerging Markets ETF	1.40	5/21/2018	8,804	–
iShares MSCI Eurozone ETF	1.40	5/21/2018	35,454	–
iShares MSCI India ETF	(1.30)	4/09/2018	(211,105)	–
iShares MSCI Japan ETF	1.40	5/21/2018	29,342	–
iShares MSCI Russia Capped ETF	(2.82)	4/09/2018	(6,599)	–
iShares Russell 1000 Growth ETF	1.40	5/21/2018	32,149	–
iShares Russell 1000 Value ETF	1.40	5/21/2018	2,639	–
iShares Russell 2000 ETF	1.40	5/21/2018	46,741	–
iShares S&P 500 Growth ETF	1.40	5/21/2018	14,757	–
iShares S&P 500 Value ETF	1.40	5/21/2018	954	–
iShares Short Treasury Bond ETF	1.25	5/21/2018	230,557	–
iShares Silver Trust	1.40	5/21/2018	21,479	–
iShares TIPS Bond ETF	1.40	5/21/2018	133,500	–
iShares U.S. Real Estate ETF	(0.82)	4/09/2018	(40,807)	–
JPMorgan Alerian MLP Index ETN	1.40	5/21/2018	5,776	–
PowerShares DB Commodity Index Tracking Fund	(1.09)	4/09/2018	(32,973)	–
PowerShares DB G10 Currency Harvest Fund	1.40	5/21/2018	7,503	–
PowerShares DB Gold Fund	(3.00)	4/09/2018	(140,875)	–
SPDR Barclays 1-3 Month T-Bill ETF	1.40	5/21/2018	126,507	–
SPDR Barclays High Yield Bond ETF	(0.92)	4/09/2018	(240,304)	–
SPDR Dow Jones International Real Estate ETF	(2.08)	4/09/2018	(444,651)	–
SPDR Dow Jones REIT ETF	(1.32)	4/09/2018	(32,798)	–
SPDR S&P China ETF	1.10	5/21/2018	23,138	–
SPDR S&P Emerging Markets SmallCap ETF	1.06	5/21/2018	210,575	–

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016 (continued):
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
SPDR S&P International Small Cap ETF	1.07	5/21/2018	$ 20,349	$–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1.07	5/21/2018	247,245	–
VanEck Vectors Russia ETF	(0.32)	4/09/2018	(37,016)	–
Vanguard FTSE Emerging Markets ETF	1.40	5/21/2018	14,520	–
Vanguard FTSE Europe ETF	1.40	5/21/2018	46,117	–
Vanguard Growth ETF	1.40	5/21/2018	22,466	–
Vanguard REIT ETF	(0.81)	4/09/2018	(295,563)	–
Vanguard Short-Term Bond ETF	1.26	5/21/2018	1,246,020	–
Vanguard Value ETF	1.40	5/21/2018	2,010	–
WisdomTree Emerging Markets Local Debt Fund	1.02	5/21/2018	53,684	–
WisdomTree International SmallCap Dividend Fund	1.08	5/21/2018	31,500	–
				$–

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$45,082	$–		$–	$45,082
Investment Companies	14,968,042	–		–	14,968,042
Short-Term Investment:
Money Market Fund	49,273	–		–	49,273
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	3,228,230	–		–	3,228,230
Total Investments in Securities	18,290,627	–		–	18,290,627
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$18,290,627	$–		$–	$18,290,627

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 100.9%
Aggregate Bond Funds — 12.2%
iShares Core U.S. Aggregate Bond ETF	9,063	$1,024,391
SPDR Barclays Aggregate Bond ETF	610	36,417
Vanguard Total Bond Market ETF(a)	9,811	830,403
Total Aggregate Bond Funds		1,891,211

Convertible Bonds Fund — 3.1%
SPDR Barclays Convertible Securities ETF	10,454	477,121

Currency Strategy Fund — 1.9%
PowerShares DB G10 Currency Harvest Fund*(b)	12,064	293,879

Euro Fund — 2.6%
CurrencyShares Euro Trust*(b)	3,712	404,459

Europe Equity Funds — 3.1%
iShares Europe ETF	1,203	46,857
iShares MSCI Eurozone ETF	5,483	185,490
Vanguard FTSE Europe ETF	4,995	241,208

Total Europe Equity Funds		473,555

Floating Rate Funds — 5.0%
PowerShares Senior Loan Portfolio	28,221	654,727
SPDR Blackstone / GSO Senior Loan ETF	2,480	116,759

Total Floating Rate Funds		771,486

Investment Grade Corporate Bond Funds — 14.4%
iShares Core U.S. Credit Bond ETF	507	57,945
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,450	2,163,625

Total Investment Grade Corporate Bond Funds		2,221,570

Japan Equity Fund — 2.2%
iShares MSCI Japan ETF	27,971	337,330

U.S. Large Cap Value Funds — 5.0%
Guggenheim S&P 500 Pure Value ETF	175	9,317
iShares Russell 1000 Value ETF	3,430	362,105
iShares S&P 500 Value ETF	1,380	131,611
Vanguard Value ETF	3,175	277,431

Total U.S. Large Cap Value Funds		780,464

U.S. Low Volatility Funds — 5.4%
iShares Edge MSCI Min Vol USA ETF(b)	11,795	553,068
PowerShares S&P 500 Low Volatility Portfolio(b)	6,621	283,445

Total U.S. Low Volatility Funds		836,513

U.S. Short Term Treasury Bond Funds — 40.2%
iShares Short Treasury Bond ETF(a)(b)	8,092	893,519
SPDR Barclays 1-3 Month T-Bill ETF*	10,720	490,118
Vanguard Short-Term Bond ETF(a)	59,533	4,828,126

Total U.S. Short Term Treasury Bond Funds		6,211,763

U.S. Small Cap Growth Funds — 5.8%
iShares Russell 2000 Growth ETF(b)	2,756	400,943
iShares S&P Small-Cap 600 Growth ETF(b)	1,549	208,650

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds (continued)
Vanguard Small-Cap Growth ETF	2,231	$291,280
Total U.S. Small Cap Growth Funds		900,873

Total Investment Companies
(Cost $15,075,423)		15,600,224
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $29,213)	29,213	29,213

Investment of Cash Collateral For Securities Loaned — 11.6%
Money Market Fund — 11.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $1,802,015)	1,802,015	1,802,015

Total Investments — 112.7%
(Cost $16,906,651)		17,431,452
Liabilities in Excess of Other Assets — (12.7)%		(1,964,338)
Net Assets — 100.0%		$15,467,114

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,521,374.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,769,531; total market value of collateral held by the Fund was $1,802,015.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
CurrencyShares Euro Trust	1.17	5/21/2018	$ 123,125	$–
Guggenheim S&P 500 Pure Value ETF	1.40	5/21/2018	2,822	–
iShares Core U.S. Aggregate Bond ETF	1.28	5/21/2018	311,963	–
iShares Core U.S. Credit Bond ETF	1.28	5/21/2018	17,601	–
iShares Edge MSCI Min Vol USA ETF	1.40	5/21/2018	168,429	–
iShares Europe ETF	1.40	5/21/2018	14,256	–
iShares iBoxx $ High Yield Corporate Bond ETF	(1.07)	4/09/2018	(160,315)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.35	5/21/2018	658,883	–
iShares MSCI All Country Asia ex Japan ETF	(3.43)	4/09/2018	(566,544)	–
iShares MSCI Emerging Markets ETF	(0.82)	4/09/2018	(73,583)	–
iShares MSCI Eurozone ETF	1.40	5/21/2018	56,496	–
iShares MSCI Japan ETF	1.40	5/21/2018	102,727	–
iShares MSCI Pacific ex Japan ETF	(4.07)	4/09/2018	(533,518)	–
iShares Russell 1000 Growth ETF	(0.70)	4/09/2018	(644,552)	–
iShares Russell 1000 Value ETF	1.40	5/21/2018	110,215	–
iShares Russell 2000 Growth ETF	1.40	5/21/2018	122,058	–
iShares Russell 2000 Value ETF	(1.58)	4/09/2018	(251,644)	–
iShares S&P 500 Growth ETF	(1.58)	4/09/2018	(295,021)	–
iShares S&P 500 Value ETF	1.40	5/21/2018	40,055	–
iShares S&P Small-Cap 600 Growth ETF	1.40	5/21/2018	63,578	–
iShares S&P Small-Cap 600 Value ETF	(3.08)	4/09/2018	(160,053)	–
iShares Short Treasury Bond ETF	1.22	5/21/2018	272,075	–
PowerShares DB G10 Currency Harvest Fund	1.11	5/21/2018	89,499	–
PowerShares DB U.S. Dollar Index Bullish Fund	(3.07)	4/09/2018	(430,220)	–
PowerShares S&P 500 Low Volatility Portfolio	1.40	5/21/2018	86,305	–
PowerShares Senior Loan Portfolio	1.12	5/21/2018	199,381	–
SPDR Barclays 1-3 Month T-Bill ETF	1.17	5/21/2018	149,230	–
SPDR Barclays Aggregate Bond ETF	1.10	5/21/2018	11,104	–
SPDR Barclays Convertible Securities ETF	1.30	5/21/2018	145,272	–
SPDR Barclays High Yield Bond ETF	(0.92)	4/09/2018	(120,080)	–
SPDR Blackstone / GSO Senior Loan ETF	1.16	5/21/2018	35,545	–
Vanguard FTSE Emerging Markets ETF	(0.57)	4/09/2018	(121,602)	–
Vanguard FTSE Europe ETF	1.40	5/21/2018	73,449	–
Vanguard FTSE Pacific ETF	(0.95)	4/09/2018	(712,650)	–
Vanguard Growth ETF	(0.83)	4/09/2018	(451,117)	–
Vanguard Short-Term Bond ETF	1.22	5/21/2018	1,470,262	–
Vanguard Small-Cap Growth ETF	1.40	5/21/2018	88,650	–
Vanguard Small-Cap Value ETF	(3.08)	4/09/2018	(318,478)	–
Vanguard Total Bond Market ETF	1.05	5/21/2018	252,904	–
Vanguard Value ETF	1.40	5/21/2018	84,496	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$15,600,224	$–		$–	$15,600,224
Short-Term Investment:
Money Market Fund	29,213	–		–	29,213
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,802,015	–		–	1,802,015
Total Investments in Securities	$17,431,452	$–		$–	$17,431,452
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$17,431,452	$–		$–	$17,431,452

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Note — 0.7%
Volatility Fund — 0.7%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $24,992)	1,433	$14,588
Investment Companies — 99.3%
Floating Rate Funds — 6.9%
PowerShares Senior Loan Portfolio(b)	4,867	112,915
SPDR Blackstone / GSO Senior Loan ETF	428	20,150

Total Floating Rate Funds		133,065

International Equity Core Funds — 15.0%
iShares MSCI EAFE ETF	3,184	184,736
Vanguard FTSE Developed Markets ETF	2,887	106,328

Total International Equity Core Funds		291,064

Investment Grade Corporate Bond Funds — 17.5%
iShares Core U.S. Credit Bond ETF	77	8,800
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,655	329,194

Total Investment Grade Corporate Bond Funds		337,994

U.S. Large Cap Core Funds — 7.8%
Financial Select Sector SPDR Fund	3,291	77,799
Technology Select Sector SPDR Fund	1,593	74,011

Total U.S. Large Cap Core Funds		151,810

U.S. Large Cap Growth Funds — 3.5%
Guggenheim S&P 500 Pure Growth ETF	22	1,866
iShares Russell 1000 Growth ETF	295	30,892
iShares S&P 500 Growth ETF	116	14,147
Vanguard Growth ETF	193	21,680

Total U.S. Large Cap Growth Funds		68,585

U.S. Large Cap Value Funds — 21.1%
Guggenheim S&P 500 Pure Value ETF	91	4,845
iShares Russell 1000 Value ETF	1,793	189,287
iShares S&P 500 Value ETF	721	68,761
Vanguard Value ETF	1,660	145,051

Total U.S. Large Cap Value Funds		407,944

U.S. Preferred Fund — 6.7%
iShares U.S. Preferred Stock ETF(a)	3,239	130,435

U.S. Short Term Treasury Bond Funds — 2.0%
iShares Short Treasury Bond ETF	50	5,521
SPDR Barclays 1-3 Month T-Bill ETF*	66	3,017
Vanguard Short-Term Bond ETF	369	29,926

Total U.S. Short Term Treasury Bond Funds		38,464

U.S. Small Cap Growth Funds — 18.8%
iShares Russell 2000 Growth ETF(a)	1,111	161,628
iShares S&P Small-Cap 600 Growth ETF(a)	624	84,053
Vanguard Small-Cap Growth ETF	899	117,373

Total U.S. Small Cap Growth Funds		363,054

Total Investment Companies
(Cost $1,847,046)		1,922,415

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $7,207)	7,207	$7,207

Investment of Cash Collateral For Securities Loaned — 19.4%
Money Market Fund — 19.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $376,152)	376,152	376,152

Total Investments — 119.8%
(Cost $2,255,397)		2,320,362
Liabilities in Excess of Other Assets — (19.8)%		(384,091)
Net Assets — 100.0%		$1,936,271

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $367,494; total market value of collateral held by the Fund was $376,151.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $397,169.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
Energy Select Sector SPDR Fund	(0.47)	3/28/2017	$ (99,819)	$–
Financial Select Sector SPDR Fund	1.40	3/28/2017	23,451	–
Guggenheim S&P 500 Pure Growth ETF	1.25	3/28/2017	594	–
Guggenheim S&P 500 Pure Value ETF	1.39	3/28/2017	1,438	–
Health Care Select Sector SPDR Fund	(0.47)	3/28/2017	(11,513)	–
iPATH S&P 500 VIX Short-Term Futures ETN	1.40	3/28/2017	4,398	–
iShares Core U.S. Credit Bond ETF	1.39	3/28/2017	2,629	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.36	3/28/2017	99,316	–
iShares MSCI EAFE ETF	1.40	3/28/2017	55,699	–
iShares MSCI Emerging Markets ETF	(0.74)	3/28/2017	(50,722)	–
iShares Russell 1000 Growth ETF	1.27	3/28/2017	9,320	–
iShares Russell 1000 Value ETF	1.39	3/28/2017	57,113	–
iShares Russell 2000 Growth ETF	1.40	3/28/2017	48,736	–
iShares Russell 2000 Value ETF	(1.27)	3/28/2017	(117,875)	–
iShares S&P 500 Growth ETF	1.27	3/28/2017	4,269	–
iShares S&P 500 Value ETF	1.40	3/28/2017	20,695	–
iShares S&P Small-Cap 600 Growth ETF	1.40	3/28/2017	25,324	–
iShares S&P Small-Cap 600 Value ETF	(2.98)	3/28/2017	(74,994)	–
iShares Short Treasury Bond ETF	1.40	3/28/2017	1,656	–
iShares U.S. Preferred Stock ETF	1.40	3/28/2017	39,344	–
PowerShares Senior Loan Portfolio	1.39	3/28/2017	34,058	–
SPDR Barclays 1-3 Month T-Bill ETF	1.40	3/28/2017	914	–
SPDR Blackstone / GSO Senior Loan ETF	1.37	3/28/2017	6,073	–
Technology Select Sector SPDR Fund	1.40	3/28/2017	22,301	–
Vanguard FTSE Developed Markets ETF	1.40	3/28/2017	32,079	–
Vanguard FTSE Emerging Markets ETF	(0.58)	3/28/2017	(83,784)	–
Vanguard Growth ETF	1.27	3/28/2017	6,515	–
Vanguard Short-Term Bond ETF	1.40	3/28/2017	9,002	–
Vanguard Small-Cap Growth ETF	1.40	3/28/2017	35,382	–
Vanguard Small-Cap Value ETF	(2.79)	3/28/2017	(149,211)	–
Vanguard Value ETF	1.40	3/28/2017	43,777	–
				$–

_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Exchange Traded Notes	$14,588	$–		$–	$14,588
Investment Companies	1,922,415	–		–	1,922,415
Short-Term Investment:
Money Market Fund	7,207	–		–	7,207
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	376,152	–		–	376,152
Total Investments in Securities	$2,320,362	$–		$–	$2,320,362
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$2,320,362	$–		$–	$2,320,362

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 99.9%
Aggregate Bond Funds — 45.0%
iShares Core U.S. Aggregate Bond ETF	8,707	$984,152
SPDR Barclays Aggregate Bond ETF	587	35,044
Vanguard Total Bond Market ETF	9,424	797,648

Total Aggregate Bond Funds		1,816,844

Convertible Bonds Fund — 46.6%
SPDR Barclays Convertible Securities ETF(a)	41,272	1,883,654

U.S. Large Cap Growth Funds — 8.3%
Guggenheim S&P 500 Pure Growth ETF	107	9,075
iShares Russell 1000 Growth ETF	1,435	150,273
iShares S&P 500 Growth ETF	564	68,785
Vanguard Growth ETF	936	105,141

Total U.S. Large Cap Growth Funds		333,274

Total Investment Companies
(Cost $4,039,288)		4,033,772
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $3,549)	3,549	3,549

Total Investments — 100.0%
(Cost $4,042,837)		4,037,321
Other Assets in Excess of Liabilities — 0.0%(c)		1,601
Net Assets — 100.0%		$4,038,922

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $301,224.
(b)	Rate shown reflects the 7-day yield at July 31, 2016.
(c)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	1.35	3/28/2017	$ 763	$–
iShares Core U.S. Aggregate Bond ETF	1.37	3/28/2017	85,903	–
iShares Core U.S. Credit Bond ETF	(4.99)	3/28/2017	(7,429)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.25)	3/28/2017	(275,754)	–
iShares MSCI Emerging Markets ETF	(0.84)	3/28/2017	(26,448)	–
iShares Russell 1000 Growth ETF	1.37	3/28/2017	13,090	–
iShares S&P 500 Growth ETF	1.37	3/28/2017	5,976	–
SPDR Barclays Aggregate Bond ETF	1.37	3/28/2017	3,045	–
SPDR Barclays Convertible Securities ETF	1.37	3/28/2017	164,395	–
Vanguard FTSE Emerging Markets ETF	(0.33)	3/28/2017	(43,707)	–
Vanguard Growth ETF	1.37	3/28/2017	9,211	–
Vanguard Total Bond Market ETF	1.37	3/28/2017	69,659	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$4,033,772	$–		$–	$4,033,772
Short-Term Investment:
Money Market Fund	3,549	–		–	3,549
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	–	–		–	–
Total Investments in Securities	4,037,321	–		–	4,037,321
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$4,037,321	$–		$–	$4,037,321

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 90.7%
Australia — 2.1%
BHP Billiton Ltd.	42,061	$624,024
Evolution Mining Ltd.	58,171	124,680
Fortescue Metals Group Ltd.(a)	24,725	83,250
Newcrest Mining Ltd.*	29,952	569,126
Northern Star Resources Ltd.	24,225	97,032
OceanaGold Corp.	25,542	92,449
South32 Ltd.*	42,441	59,192
Washington H Soul Pattinson & Co., Ltd.	53,817	712,950

Total Australia		2,362,703
Canada — 8.4%
Agnico Eagle Mines Ltd.	9,287	541,104
Alamos Gold, Inc., Class A	10,987	102,704
B2Gold Corp.*	39,524	123,962
Barrick Gold Corp.	49,181	1,075,227
Canadian Natural Resources Ltd.	1,876	56,882
Detour Gold Corp.*	6,987	182,920
Eldorado Gold Corp.	29,430	120,740
Enbridge, Inc.	1,561	64,293
First Majestic Silver Corp.*(a)	6,732	116,876
First Quantum Minerals Ltd.(a)	5,548	48,033
Goldcorp, Inc.	34,333	614,232
HudBay Minerals, Inc.	51,250	255,847
Imperial Oil Ltd.	1,467	45,190
Kinross Gold Corp.*	50,211	259,901
Lundin Mining Corp.*	5,835	24,431
Maple Leaf Foods, Inc.	15,174	345,824
New Gold, Inc.*	21,410	111,315
Norbord, Inc.	30,417	767,393
Pan American Silver Corp.	6,346	123,995
Silver Wheaton Corp.	17,604	492,056
Stella-Jones, Inc.	24,917	889,449
Suncor Energy, Inc.	2,649	71,382
Teck Resources Ltd., Class B	4,489	71,635
TransCanada Corp.	1,190	55,245
Turquoise Hill Resources Ltd.*(a)	488,257	1,738,195
West Fraser Timber Co., Ltd.	29,477	1,014,024
Yamana Gold, Inc.	39,486	226,188
Total Canada		9,539,043

Chile — 0.0%(b)
Antofagasta PLC(a)	7,665	50,935

China — 13.0%
Aluminum Corp. of China Ltd., Class H*(a)	121,346	39,094
Beijing Enterprises Water Group Ltd.(a)	1,800,661	1,092,934
China Coal Energy Co. Ltd., Class H*(a)	3,084,863	1,625,924
China Petroleum & Chemical Corp., Class H	199,065	141,347
China Resources Power Holdings Co., Ltd.	1,048,684	1,670,337
China Shenhua Energy Co. Ltd., Class H	4,584,062	8,754,670
CNOOC Ltd.	77,653	92,864
Jiangxi Copper Co. Ltd., Class H	28,437	32,578
PetroChina Co. Ltd., Class H	313,717	212,650
Yanzhou Coal Mining Co. Ltd., Class H(a)	1,109,275	681,865
Zhaojin Mining Industry Co. Ltd., Class H	121,620	139,488
Zijin Mining Group Co. Ltd., Class H	881,628	320,388
Total China		14,804,139

Finland — 6.4%
Stora Enso OYJ, Class R	280,359	2,545,714
UPM-Kymmene OYJ	194,963	4,018,062
Valmet OYJ	51,461	672,141
Total Finland		7,235,917

France — 4.1%
Suez	118,246	1,919,299

	Shares	Value
Common Stocks (continued)
France (continued)
TOTAL SA	4,064	$194,326
Veolia Environnement SA	115,849	2,572,827
Total France		4,686,452

Germany — 0.4%
Suedzucker AG	18,276	457,179

Hong Kong — 0.3%
C.P. Pokphand Co., Ltd.	2,755,768	319,614
Hong Kong & China Gas Co., Ltd.	21,809	40,471
Total Hong Kong		360,085

Indonesia — 0.1%
Sakari Resources Ltd.*(c)(d)	240,456	93,096

Italy — 0.1%
Eni SpA	6,191	94,708
Snam SpA	5,933	34,334
Total Italy		129,042

Japan — 4.4%
Daio Paper Corp.	54,546	617,924
Itoham Yonekyu Holdings, Inc.*	28,108	290,172
Mitsubishi Materials Corp.	8,868	23,536
Mitsui & Co., Ltd.	2,601	30,671
NH Foods Ltd.	19,124	467,067
Nichirei Corp.	21,426	204,883
Nippon Paper Industries Co., Ltd.	43,557	793,916
Nisshin Seifun Group, Inc.	29,142	482,548
Oji Holdings Corp.	367,216	1,540,741
Sumitomo Metal Mining Co., Ltd.	3,810	46,229
Yamazaki Baking Co., Ltd.	20,102	554,504
Total Japan		5,052,191

Jersey — 0.4%
Randgold Resources Ltd.	3,775	444,821

Mexico — 0.7%
Fresnillo PLC	28,973	742,807

Netherlands — 0.3%
Royal Dutch Shell PLC, Class B	13,837	367,795

Norway — 0.1%
Norsk Hydro ASA	15,381	65,794
Statoil ASA	5,329	84,020
Total Norway		149,814

Peru — 0.2%
Southern Copper Corp.	6,388	166,024

Portugal — 0.7%
Navigator Co. SA (The)	250,137	794,113

Russia — 0.2%
Polymetal International PLC	16,929	250,165

Singapore — 1.6%
First Resources Ltd.	147,599	177,479
Golden Agri-Resources Ltd.	1,162,702	311,647
Wilmar International Ltd.	590,356	1,358,201
Total Singapore		1,847,327

Spain — 0.3%
Ebro Foods SA	14,262	325,349
Repsol SA	2	25
Total Spain		325,374

Sweden — 3.8%
AAK AB	3,829	283,808
Boliden AB	2,091	46,116
Holmen AB, B Shares	29,462	1,000,549
Sandvik AB	280,880	3,018,339
Total Sweden		4,348,812

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland — 0.4%
Bell AG	438	$173,011
Glencore PLC*	105,822	262,384
Total Switzerland		435,395

United Kingdom — 8.0%
Acacia Mining PLC	15,609	115,951
Anglo American PLC	9,781	107,851
BP PLC	32,386	183,541
Johnson Matthey PLC	7,751	337,133
Pennon Group PLC	93,480	1,119,503
Pentair PLC(a)	40,017	2,553,885
Rio Tinto PLC	13,774	450,153
Severn Trent PLC	52,247	1,698,831
Tate & Lyle PLC	42,967	412,452
United Utilities Group PLC	151,929	2,051,454
Total United Kingdom		9,030,754

United States — 34.7%
Alcoa, Inc.	10,815	114,855
American Water Works Co., Inc.(a)	39,926	3,297,089
Anadarko Petroleum Corp.	915	49,895
Apache Corp.	670	35,175
Aqua America, Inc.(a)	40,514	1,403,405
Archer-Daniels-Midland Co.	55,977	2,523,443
Bunge Ltd.	13,300	875,672
Chevron Corp.	3,338	342,078
ConAgra Foods, Inc.	40,598	1,898,363
ConocoPhillips	2,154	87,926
CONSOL Energy, Inc.(a)	51,888	1,005,590
Domtar Corp.	21,621	851,219
EOG Resources, Inc.	1,016	83,007
Exxon Mobil Corp.(e)	7,450	662,678
Flowserve Corp.(a)	29,085	1,391,717
Freeport-McMoRan, Inc.(a)	9,948	128,926
Fresh Del Monte Produce, Inc.	4,886	277,769
General Mills, Inc.(e)	55,433	3,985,078
Hain Celestial Group, Inc. (The)*	9,766	515,547
Halliburton Co.	1,485	64,835
Hecla Mining Co.	15,955	103,548
Hormel Foods Corp.	62,294	2,326,681
IDEX Corp.	17,242	1,548,159
Ingredion, Inc.	6,733	897,105
JM Smucker Co. (The)	11,249	1,734,146
Joy Global, Inc.	22,664	626,206
Kellogg Co.(a)	33,082	2,736,212
Kinder Morgan, Inc.	3,920	79,694
Louisiana-Pacific Corp.*	51,302	1,036,301
Marathon Petroleum Corp.	929	36,593
Newmont Mining Corp.	22,146	974,424
Occidental Petroleum Corp.	1,350	100,886
Phillips 66(a)	943	71,725
Pilgrim's Pride Corp.(a)	28,681	666,833
Pioneer Natural Resources Co.	281	45,682
Post Holdings, Inc.*(a)	6,154	533,367
Royal Gold, Inc.	2,735	231,217
Sanderson Farms, Inc.(a)	2,576	225,632
Schlumberger Ltd.	2,206	177,627
Seaboard Corp.*	138	404,340
Spectra Energy Corp.(a)	1,177	42,337
Tahoe Resources, Inc.	10,067	156,480
Tyson Foods, Inc., Class A	42,227	3,107,907
Valero Energy Corp.	850	44,438
Xylem, Inc.	39,906	1,907,906
Total United States		39,409,713

	Shares	Value
Common Stocks (continued)
United States (continued)

Total Common Stocks
(Cost $91,842,763)		$103,083,696
Short-Term Investment — 9.7%
Money Market Fund — 9.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(f)
(Cost $11,054,386)	11,054,386	11,054,386

Investment of Cash Collateral For Securities Loaned — 2.6%
Money Market Fund — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(g)
(Cost $2,952,745)	2,952,745	2,952,745

Total Investments — 103.0%
(Cost $105,849,894)		117,090,827
Liabilities in Excess of Other Assets — (3.0)%		(3,455,217)
Net Assets — 100.0%		$113,635,610

		% of
Industry	Value	Net Assets
Water	$22,557,009	19.8%
Grains Food Fiber	20,544,753	18.1
Coal	19,927,172	17.5
Timber	16,541,547	14.6
Money Market Fund	14,007,131	12.3
Precious Metals	8,790,929	7.7
Livestock	8,327,081	7.3
Energy	3,694,319	3.3
Industrial Metals	2,700,886	2.4
Total Investments	$117,090,827	103.0%
Liabilities in Excess of Other Assets	(3,455,217)	(3.0)
Total Net Assets	$113,635,610	100.0%

_______________

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,413,269; total market value of collateral held by the Fund was $10,818,019. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $7,865,274.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At July 31, 2016, the value of this security was $93,096.
(d)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,127,484.
(f)	Rate shown reflects the 7-day yield at July 31, 2016.
(g)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
iShares MSCI EAFE ETF	(0.55)	4/10/2018	$(12,003,004)	$–
SPDR S&P500 ETF Trust	(0.10)	4/10/2018	(11,971,045)	–
				$–
_______________

Cash posted has been segregated as collateral for swaps in the amount of $766,867 at July 31, 2016.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Resources ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Investments in Securities:(a)
Common Stocks	$102,990,600	$–		$ 93,096	(b)	$103,083,696
Short-Term Investment:
Money Market Fund	11,054,386			–		11,054,386
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,952,745	–		–		2,952,745
Total Investments in Securities	116,997,731	–		93,096		117,090,827
Other Financial Instruments:
Swap Contracts	–	–	(c)	–		–
Total Investments in Securities and Other Financial Instruments	$116,997,731	$–		$93,096		$–
Liability Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Other Financial Instruments:
Swap Contracts	$–	$–	(c)	$–		$–
Total Other Financial Instruments	$–	$–		$–		$–

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) The Level 3 security valued at $93,096 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

(c) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016(a)
Common Stock:
Sakari Resources Ltd.(b)	$64,406	$–	$–	$28,690	$–	$–	$–	$–	$93,096	$28,690
Total	$64,406	$–	$–	$28,690	$–	$–	$–	$–	$93,096	$28,690

Information about Level 3 fair value measurements as of July 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$93,096	Peer Analysis	Comparable Securities

(a) Included in "Net change in unrealized appreciation (depreciation) on investments" in the Statements of Operations.

(b) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 91.6%
Consumer Discretionary — 5.3%
Amaya Inc.*	39,621	$614,041
Apollo Education Group, Inc.*	91,020	818,270
Carmike Cinemas, Inc.*(a)	21,940	676,191
Diamond Resorts International, Inc.*	53,556	1,616,320
DreamWorks Animation SKG, Inc., Class A*	56,780	2,326,277
Starz, Class A*	43,533	1,316,002
Tumi Holdings, Inc.*	33,921	907,387
Total Consumer Discretionary		8,274,488

Consumer Staples — 7.9%
Elizabeth Arden, Inc.*	47,659	662,460
Rite Aid Corp.*	770,421	5,392,947
SABMiller PLC	105,645	6,191,293
Total Consumer Staples		12,246,700

Energy — 2.2%
InterOil Corp.*(a)	12,188	602,818
Memorial Resource Development Corp.*	99,759	1,494,390
Sakari Resources Ltd.*(b)(c)	425	165
Technip SA	24,412	1,362,889
Total Energy		3,460,262

Financials — 6.7%
Cash America International, Inc.	17,978	770,357
Colony Capital, Inc., Class A(a)	107,177	1,905,607
FirstMerit Corp.	170,721	3,624,407
London Stock Exchange Group PLC	28,656	1,055,793
PrivateBancorp, Inc.	69,673	3,079,546
Total Financials		10,435,710

Health Care — 21.5%
Alere, Inc.*	93,750	3,515,625
Envision Healthcare Holdings, Inc.*	151,915	3,735,590
HeartWare International, Inc.*(a)	55,820	3,234,211
IMS Health Holdings, Inc.*(a)	25,678	770,854
Meda AB, Class A	36,989	691,804
Medivation, Inc.*	138,248	8,846,489
St Jude Medical, Inc.(d)	151,251	12,559,883
Total Health Care		33,354,456

Industrials — 2.9%
Gategroup Holding AG*(a)	7,879	409,257
KUKA AG(a)	4,911	596,951
Saft Groupe SA(a)	11,181	456,490
Virgin America Inc.*(a)	55,823	3,121,622
Total Industrials		4,584,320

Information Technology — 24.5%
Cvent, Inc.*	76,382	2,491,581
Fairchild Semiconductor International, Inc.*	47,926	946,059
FEI Co.	9,482	1,009,075
inContact, Inc.*(a)	68,006	945,283
Ingram Micro Inc., Class A	78,194	2,677,363
Integrated Device Technology, Inc.*	169,070	3,717,849
Lexmark International, Inc., Class A	91,084	3,340,050
LinkedIn Corp., Class A*(d)	80,000	15,418,400
Marketo, Inc.*	24,119	848,506
Polycom, Inc.*	87,640	1,085,860
Qlik Technologies Inc.*	100,918	3,047,724
QLogic Corp.*	57,608	894,076
Rofin-Sinar Technologies, Inc.*	15,851	500,892

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
TiVo Inc.*	58,836	$620,131
Xura, Inc.*	18,881	469,193
Total Information Technology		38,012,042

Materials — 12.5%
Monsanto Co.	78,965	8,431,093
Syngenta AG	12,274	4,840,004
Valspar Corp. (The)(a)	57,435	6,115,104
Total Materials		19,386,201

Real Estate — 1.7%
Daiwa House REIT Investment Corp.	94	576,006
NorthStar Realty Finance Corp.	111,820	1,498,388
Parkway Properties, Inc.	31,977	555,441
Total Real Estate		2,629,835

Telecommunication Services — 0.4%
Manitoba Telecom Services Inc.	18,973	561,166

Utilities — 6.0%
Empire District Electric Co. (The)(a)	17,754	598,842
ITC Holdings Corp.	67,267	3,111,099
Questar Corp.	95,616	2,406,655
Talen Energy Corp.*	86,900	1,181,840
Westar Energy, Inc.(a)	37,266	2,070,871
Total Utilities		9,369,307

Total Common Stocks
(Cost $140,964,115)		142,314,487
Right — 0.0%(e)
Health Care — 0.0%(e)
Dyax Corp. CVR*(b)(c)	23,351	25,920
Trius Therapeutics CVR*(b)(c)	6,177	–
Total Right
(Cost $0)		25,920
Short-Term Investment — 5.8%
Money Market Fund — 5.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(f)
(Cost $8,993,637)	8,993,637	8,993,637

Investment of Cash Collateral For Securities Loaned — 8.0%
Money Market Fund — 8.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(g)
(Cost $12,394,133)	12,394,133	12,394,133

Total Investments — 105.4%
(Cost $162,351,885)		163,728,177
Liabilities in Excess of Other Assets — (5.4)%		(8,412,817)
Net Assets — 100.0%		$155,315,360

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,739,594; total market value of collateral held by the Fund was $14,168,545. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,774,411.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At July 31, 2016, the value of this security was $26,085.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $9,944,599.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at July 31, 2016.
(g)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:
			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.49)	1/11/2017	$ (1,160,126)	$–
Energy Select Sector SPDR Fund	(0.47)	1/11/2017	(2,699,033)	–
Financial Select Sector SPDR Fund	(0.16)	1/11/2017	(8,979,914)	–
Health Care Select Sector SPDR Fund	(0.46)	1/11/2017	(10,430,252)	–
iShares MSCI Japan ETF	(0.07)	1/11/2017	(582,450)	–
Technology Select Sector SPDR Fund	(0.11)	1/11/2017	(1,076,711)	–
Utilities Select Sector SPDR Fund	(0.51)	1/11/2017	(1,865,427)	–
Vanguard FTSE Europe ETF	(0.39)	1/11/2017	(1,003,466)	–
Vanguard Telecommunication Services ETF	(10.11)	1/11/2017	(311,941)	–
				$–
_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.
1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Investments in Securities:(a)
Common Stocks	$142,314,322	$–		$ 165	(b)	$142,314,487
Rights	–	–		25,920	(b)	25,920
Short-Term Investment:
Money Market Fund	8,993,637	–		–		8,993,637
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	12,394,133	–		–		12,394,133
Total Investments in Securities	163,702,092	–		26,085		163,728,177
Other Financial Instruments:
Swap Contracts	–	–	(c)	–		–
Total Investments in Securities and Other Financial Instruments	$163,702,092	$–		$26,085		$163,728,177

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3		Total
Other Financial Instruments:
Swap Contracts	–	–	(c)	–		–
Total Other Financial Instruments	$–	$–		$–		$–

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) The Level 3 security valued at $26,085 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

(c) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

Investments in Securities	Balance as of April 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016(a)
Common Stock:
Sakari Resources Ltd.(a)	$114		$–	$–	$51	$–	$–	$–	$–	$165		$51
Right
Dyax Corp. CVR(a)	25,920		–	–	–	–	–	–	–	25,920		–
Trius Therapeutics CVR(a)	–	(b)	–	–	–	–	–	–	–	–	(b)	–
Total	$26,034		$–	$–	$51	$–	$–	$–	$–	$26,085		$51

Information about Level 3 fair value measurements as of July 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$165	Peer Analysis	Comparable Securities
Right	25,920	Issuer Specific Facts	Contingent Payment Terms

(a) Included in "Net change in unrealized appreciation (depreciation) on investments".

(b) Includes a level 3 security valued at $0

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF

July 31, 2016

	Shares	Value
Investment Companies — 99.8%
U.S. Large Cap Core Funds — 10.0%
iShares Core S&P 500 ETF	97	$21,179
SPDR S&P 500 ETF Trust	12,342	2,680,065
Total U.S. Large Cap Core Funds		2,701,244

U.S. Medium Term Treasury Bond Funds — 10.0%
iShares 3-7 Year Treasury Bond ETF	10,604	1,349,783
iShares 7-10 Year Treasury Bond ETF(a)	11,964	1,352,770
Total U.S. Medium Term Treasury Bond Funds		2,702,553

U.S. REITs Funds — 1.9%
iShares U.S. Real Estate ETF(a)	668	57,027
SPDR Dow Jones REIT ETF(a)	441	45,771
Vanguard REIT ETF(a)	4,468	413,067
Total U.S. REITs Funds		515,865

U.S. Short Term Treasury Bond Funds — 76.3%
iShares Short Treasury Bond ETF(a)	120,542	13,310,247
SPDR Barclays 1-3 Month T-Bill ETF*(a)	159,533	7,293,849
Total U.S. Short Term Treasury Bond Funds		20,604,096

U.S. Small Cap Core Fund — 1.6%
iShares Russell 2000 ETF(a)	3,383	409,648

Total Investment Companies
(Cost $26,457,423)		26,933,406
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $71,294)	71,294	71,294

Investment of Cash Collateral For Securities Loaned — 30.1%
Money Market Fund — 30.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(c)
(Cost $8,138,267)	8,138,267	8,138,267

Total Investments — 130.2%
(Cost $34,666,984)		35,142,967
Liabilities in Excess of Other Assets — (30.2)%		(8,144,812)
Net Assets — 100.0%		$26,998,155

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,955,870; total market value of collateral held by the Fund was $8,138,267.
(b)	Rate shown reflects the 7-day yield at July 31, 2016.
(c)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Real Return ETF (continued)

July 31, 2016

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$26,933,406	$–	$–	$26,933,406
Short-Term Investment:
Money Market Fund	71,294	–	–	71,294
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	8,138,267	–	–	8,138,267
Total Investments in Securities	$35,142,967	$–	$–	$35,142,967

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Consumer Discretionary — 22.2%
Ainsworth Game Technology Ltd.	9,221	$14,648
APN News & Media Ltd.*	15,176	47,291
APN Outdoor Group Ltd.	14,385	88,123
Automotive Holdings Group Ltd.	17,727	58,070
Bapcor Ltd.	16,680	72,516
Breville Group Ltd.	10,877	66,219
Corporate Travel Management Ltd.	5,622	66,744
Fairfax Media Ltd.	200,493	160,004
G8 Education Ltd.	26,998	78,796
Greencross Ltd.(a)	7,172	38,267
IDP Education Ltd.*	10,700	34,970
InvoCare Ltd.	9,245	102,941
JB Hi-Fi Ltd.(a)	8,613	169,811
Mantra Group Ltd.	22,594	61,650
Myer Holdings Ltd.(a)	70,808	71,846
Navitas Ltd.	21,079	95,165
Nine Entertainment Co. Holdings Ltd.	67,161	55,895
oOh!media Ltd.	8,252	34,684
RCG Corp., Ltd.	27,684	39,347
Retail Food Group Ltd.(a)	11,559	50,692
Seven West Media Ltd.	77,429	60,910
Southern Cross Media Group Ltd.	59,287	56,777
Super Retail Group Ltd.(a)	12,079	89,970
Village Roadshow Ltd.	6,566	26,849
Vita Group Ltd.	8,935	32,665
Total Consumer Discretionary		1,674,850

Consumer Staples — 6.5%
Asaleo Care Ltd.	28,321	29,274
Australian Agricultural Co., Ltd.*(a)	16,017	24,713
Bega Cheese Ltd.	10,717	50,502
Bellamy's Australia Ltd.(a)	6,715	60,275
Costa Group Holdings Ltd.	25,823	56,918
GrainCorp Ltd., Class A	15,796	101,809
Metcash Ltd.*	81,525	133,840
Tassal Group Ltd.	10,945	34,273
Total Consumer Staples		491,604

Energy — 2.5%
Beach Energy Ltd.	117,736	49,665
Whitehaven Coal Ltd.*(a)	44,235	56,651
WorleyParsons Ltd.	14,589	81,832
Total Energy		188,148

Financials — 7.9%
Cover-More Group Ltd.	20,730	21,585
Eclipx Group Ltd.	20,668	58,593
FlexiGroup Ltd.	24,479	37,211
Genworth Mortgage Insurance Australia Ltd.	19,348	43,234
IOOF Holdings Ltd.(a)	25,221	173,290
nib holdings Ltd.	38,071	133,973
OzForex Group Ltd.	19,162	36,265
Steadfast Group Ltd.	58,694	94,128
Total Financials		598,279

Health Care — 12.6%
Ansell Ltd.	12,722	187,296
Australian Pharmaceutical Industries Ltd.	30,841	45,006
Estia Health Ltd.(a)	14,869	57,975
Japara Healthcare Ltd.(a)	18,665	36,743
Mayne Pharma Group Ltd.*	96,016	148,143
Mesoblast Ltd.*(a)	21,225	18,068
Nanosonics Ltd.*	20,683	43,073
Primary Health Care Ltd.(a)	41,804	129,952
Regis Healthcare Ltd.(a)	11,694	45,862

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sigma Pharmaceuticals Ltd.	89,776	$88,363
Sirtex Medical Ltd.	4,876	116,628
Virtus Health Ltd.	6,161	36,197
Total Health Care		953,306

Industrials — 12.2%
ALS Ltd.	42,811	165,946
Austal Ltd.	24,219	21,353
Cleanaway Waste Management Ltd.	127,631	82,940
Downer EDI Ltd.	36,240	114,859
GWA Group Ltd.	16,790	26,926
IPH Ltd.	13,397	68,324
McMillan Shakespeare Ltd.	5,871	62,918
Mineral Resources Ltd.	11,797	88,049
Monadelphous Group Ltd.(a)	7,533	60,289
Reliance Worldwide Corp., Ltd.*	18,251	45,777
SAI Global Ltd.	16,229	43,912
Smartgroup Corp., Ltd.	5,304	28,300
Spotless Group Holdings Ltd.	88,042	79,965
UGL Ltd.*	14,312	26,759
Total Industrials		916,317

Information Technology — 9.0%
Aconex Ltd.*	13,571	82,723
Altium Ltd.	8,188	45,617
carsales.com Ltd.	16,762	161,925
IRESS Ltd.	9,265	79,573
iSentia Group Ltd.	16,348	39,016
MYOB Group Ltd.	19,028	54,523
NEXTDC Ltd.*	17,656	50,189
Technology One Ltd.	19,884	86,143
Wisetech Global Ltd.*	19,708	79,389
Total Information Technology		679,098

Materials — 27.0%
CSR Ltd.	44,051	128,567
DuluxGroup Ltd.	33,667	169,908
Evolution Mining Ltd.	87,533	187,613
Independence Group NL	27,697	84,626
Jacana Minerals Ltd.*(b)(c)	2,006	253
Northern Star Resources Ltd.	50,166	200,938
Nufarm Ltd.	17,019	107,104
Orocobre Ltd.*	15,655	49,260
Orora Ltd.	105,805	230,797
OZ Minerals Ltd.	26,355	127,999
Pact Group Holdings Ltd.	14,979	64,779
Pilbara Minerals Ltd.*(a)	85,205	35,294
Regis Resources Ltd.	39,352	120,535
Resolute Mining Ltd.*	55,446	70,166
Sandfire Resources NL	12,709	55,349
Saracen Mineral Holdings Ltd.*(a)	63,318	82,534
Sims Metal Management Ltd.	14,028	89,881
St. Barbara Ltd.*	42,228	96,607
Syrah Resources Ltd.*	17,103	59,276
TFS Corp., Ltd.(a)	28,047	34,747
Western Areas Ltd.	20,605	42,754
Total Materials		2,038,987

Total Common Stocks
(Cost $7,260,645)		7,540,589

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Short-Term Investment — 0.0%(d)
Money Market Fund — 0.0%(d)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(e)
(Cost $366)	366	$366

Investment of Cash Collateral For Securities Loaned — 11.2%
Money Market Fund — 11.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(f)
(Cost $844,512)	844,512	844,512
Total Investments — 111.1%
(Cost $8,105,523)		8,385,467
Liabilities in Excess of Other Assets — (11.1)%		(834,703)
Net Assets — 100.0%		$7,550,764

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,028,546; total market value of collateral held by the Fund was $1,078,473. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $233,961.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At July 31, 2016, the value of this security was $253.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Less than 0.05%.
(e)	Rate shown reflects the 7-day yield at July 31, 2016.
(f)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$7,540,336	$–	$ 253	(b)	$7,540,589
Short-Term Investment:
Money Market Fund	366	–	–		366
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	844,512	–	–		844,512
Total Investments in Securities	$8,385,214	$–	$253		$8,385,467

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The Level 3 security valued at $253 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016(a)
Common Stock
Jacana Minerals Ltd.(b)	$201	$–	$–	$52	$–	$–	$–	$–	$253	$52
Total	$201	$–	$–	$52	$–	$–	$–	$–	$253	$52

(a) Included in "Net change in unrealized appreciation (depreciation) on investments".

(b) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$253	Peer Analysis	Comparable Securities

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 8.4%
Aimia, Inc.	13,739	$90,501
Amaya Inc.*	9,561	148,175
Corus Entertainment, Inc., Class B	9,557	94,540
DHX Media Ltd.	8,568	46,649
EnerCare, Inc.	9,305	125,513
Hudson's Bay Co.	9,959	125,323
Intertain Group Ltd. (The)*	5,482	43,510
Martinrea International, Inc.	7,735	51,664
Quebecor, Inc., Class B	7,472	230,454
Total Consumer Discretionary		956,329

Consumer Staples — 3.9%
Cott Corp.	10,860	162,061
Jean Coutu Group (PJC), Inc. (The), Class A	6,972	101,101
Maple Leaf Foods, Inc.	7,798	177,720
Total Consumer Staples		440,882

Energy — 21.6%
Advantage Oil & Gas Ltd.*	16,452	104,209
Baytex Energy Corp.	18,679	87,805
Birchcliff Energy Ltd.*	9,377	67,880
Bonavista Energy Corp.	17,534	47,329
Canacol Energy Ltd.*	14,163	43,117
Canadian Energy Services & Technology Corp.	21,664	58,477
Cardinal Energy Ltd.	5,561	38,550
Crew Energy, Inc.*	12,401	52,588
Ensign Energy Services, Inc.	11,199	61,919
Freehold Royalties Ltd.(a)	6,436	54,980
Gibson Energy, Inc.	12,629	144,298
Kelt Exploration Ltd.*(a)	12,909	44,150
MEG Energy Corp.*	14,168	60,081
Mullen Group Ltd.	9,023	108,632
NuVista Energy Ltd.*	13,222	64,181
Painted Pony Petroleum Ltd.*	8,811	58,310
Paramount Resources Ltd., Class A*(a)	5,208	49,123
Parex Resources, Inc.*	12,957	125,789
Parkland Fuel Corp.	8,449	150,120
Pengrowth Energy Corp.	40,554	60,642
Penn West Petroleum Ltd.	45,176	57,161
Poseidon Concepts Corp.*(b)(c)	13,377	–
Precision Drilling Corp.	26,078	111,387
Raging River Exploration, Inc.*	18,232	144,704
Secure Energy Services, Inc.	13,691	82,416
Spartan Energy Corp.*	25,025	62,944
TORC Oil & Gas Ltd.(a)	14,016	75,881
Veresen, Inc.(a)	27,611	233,965
Whitecap Resources, Inc.	27,735	206,091
Total Energy		2,456,729

Financials — 3.1%
Canadian Western Bank	7,044	136,229
Genworth MI Canada, Inc.	3,673	98,215
Home Capital Group, Inc.	5,450	116,101
Total Financials		350,545

Health Care — 2.6%
Concordia International Corp.(a)	3,921	68,555
Extendicare, Inc.	7,901	49,743
Knight Therapeutics, Inc.*	9,229	60,085
ProMetic Life Sciences, Inc.*(a)	51,703	121,719
Total Health Care		300,102

	Shares	Value
Common Stocks (continued)
Industrials — 12.6%
Aecon Group, Inc.	5,047	$67,304
Air Canada*	24,978	172,196
ATS Automation Tooling Systems, Inc.*	6,709	51,293
Bombardier, Inc., Class B*(a)	171,723	258,101
CAE, Inc.	24,057	321,363
Chorus Aviation, Inc.	9,642	45,103
Russel Metals, Inc.(a)	5,535	100,169
TransForce, Inc.	8,044	157,851
WestJet Airlines Ltd.	10,724	189,143
Westshore Terminals Investment Corp.	5,105	74,458
Total Industrials		1,436,981

Information Technology — 2.1%
DH Corp.(a)	9,545	236,054

Materials — 35.5%
Alacer Gold Corp.*	26,202	66,909
Alamos Gold, Inc., Class A	23,709	221,627
Asanko Gold, Inc.*	17,413	76,112
B2Gold Corp.*	81,565	255,819
Canfor Corp.*	6,580	78,210
Centerra Gold, Inc.	14,848	87,673
Dominion Diamond Corp.	7,227	66,448
Endeavour Mining Corp.*	5,238	101,904
First Majestic Silver Corp.*(a)	14,083	244,499
Fortuna Silver Mines, Inc.*	11,705	102,146
Guyana Goldfields, Inc.*	13,335	85,897
HudBay Minerals, Inc.	21,213	105,898
IAMGOLD Corp.*	36,161	186,899
Interfor Corp.*	6,266	69,433
Intertape Polymer Group, Inc.	4,736	76,521
Kirkland Lake Gold, Inc.*	9,614	82,202
Klondex Mines Ltd.*	12,477	58,938
Labrador Iron Ore Royalty Corp.(a)	5,217	59,849
Lucara Diamond Corp.	27,387	84,636
Lundin Mining Corp.*	56,107	234,918
MAG Silver Corp.*	6,254	98,314
Nevsun Resources Ltd.	17,757	58,825
New Gold, Inc.*	44,464	231,177
Norbord, Inc.	3,574	90,169
Novagold Resources, Inc.*	20,997	146,201
Pan American Silver Corp.	13,393	261,688
Premier Gold Mines Ltd.*	16,001	60,860
Pretium Resources, Inc.*	13,413	159,530
Sandstorm Gold Ltd.*	12,307	69,932
SEMAFO, Inc.*	29,059	156,654
Silver Standard Resources, Inc.*	10,688	149,331
Torex Gold Resources, Inc.*	7,079	147,003
Western Forest Products, Inc.	35,516	58,283
Total Materials		4,034,505

Real Estate — 0.6%
Tricon Capital Group, Inc.	9,600	69,274

Telecommunication Services — 1.8%
Manitoba Telecom Services Inc.	6,691	197,900

Utilities — 7.8%
Algonquin Power & Utilities Corp.	23,065	215,961
Capital Power Corp.	7,817	125,882
Just Energy Group, Inc.	8,640	53,733
Northland Power, Inc.(a)	9,938	186,940
Superior Plus Corp.(a)	12,625	110,465
TransAlta Corp.	25,957	124,008

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
TransAlta Renewables, Inc.	6,268	$67,724
Total Utilities		884,713

Total Common Stocks
(Cost $12,239,423)		11,364,014
Investment of Cash Collateral For Securities Loaned — 11.8%
Money Market Fund — 11.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $1,343,380)	1,343,380	1,343,380
Total Investments — 111.8%
(Cost $13,582,803)		12,707,394
Liabilities in Excess of Other Assets — (11.8)%		(1,339,588)
Net Assets — 100.0%		$11,367,806

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,299,566; total market value of collateral held by the Fund was $1,343,380.
(b)	Security has been deemed illiquid because it may not be able to be sold within seven days at approximately value shown. At July 31, 2016, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$11,364,014	$–	$–	(b)	$11,364,014
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,343,380	–	–		1,343,380
Total Investments in Securities	$12,707,394	$–	$–		$12,707,394

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The Level 3 Security, valued at $—, has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016(a)
Common Stock:
Poseidon Concepts Corp.(b)	$–*	$–	$–	$–	$–	$–	$–	$–	$–*	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Includes a level 3 security valued at $–.

(a) Included in “Net change in unrealized appreciation (depreciation) on investments”.

(b) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$–	Issue Specific Facts	Bankruptcy

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Argentina — 2.6%
Adecoagro SA*	30,106	$329,962

Australia — 10.5%
Australian Agricultural Co. Ltd.*(a)	52,301	80,695
Bega Cheese Ltd.	34,996	164,912
Costa Group Holdings Ltd.	84,324	185,862
Elders Ltd.*	29,761	88,444
GrainCorp Ltd., Class A	51,579	332,438
Nufarm Ltd.	55,574	349,739
Select Harvests Ltd.(a)	20,201	116,842
Total Australia		1,318,932

Canada — 4.5%
Maple Leaf Foods, Inc.	24,867	566,732

China — 6.9%
China BlueChemical Ltd., Class H	508,403	101,550
China Greenfresh Group Co. Ltd.	63,954	30,411
China Huishan Dairy Holdings Co., Ltd.	1,015,457	399,118
China Modern Dairy Holdings Ltd.*(a)	544,061	71,514
China Yurun Food Group Ltd.*	388,085	57,013
First Tractor Co., Ltd., Class H	115,191	59,229
Leyou Technologies Holdings Ltd.*(a)	665,538	90,054
Sinofert Holdings Ltd.	505,957	59,985
Total China		868,874

Indonesia — 7.9%
PT Astra Agro Lestari Tbk*	192,296	212,871
PT Charoen Pokphand Indonesia Tbk	2,093,142	599,251
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	791,417	84,891
PT Sawit Sumbermas Sarana Tbk	683,588	87,415
Total Indonesia		984,428

Japan — 38.8%
Fuji Oil Holdings, Inc.	17,279	379,856
Iseki & Co., Ltd.(a)	55,733	122,359
Itoham Yonekyu Holdings, Inc.*	52,061	537,450
Kumiai Chemical Industry Co., Ltd.(a)	20,853	126,561
Megmilk Snow Brand Co., Ltd.	14,246	494,860
Mitsui Sugar Co., Ltd.	22,879	114,300
Morinaga Milk Industry Co., Ltd.	58,730	436,671
Nichirei Corp.	74,448	711,900
Nihon Nohyaku Co., Ltd.(a)	13,868	75,642
Nippon Flour Mills Co., Ltd.	33,524	245,661
Nippon Soda Co. Ltd.	38,364	170,324
Nisshin Oillio Group Ltd. (The)	37,631	178,085
Nisshin Seifun Group, Inc.	68,716	1,137,835
Prima Meat Packers Ltd.	40,086	127,903
Total Japan		4,859,407

Netherlands — 2.5%
OCI NV*(a)	20,543	313,800

Singapore — 7.0%
First Resources Ltd.	142,130	170,903
Golden Agri-Resources Ltd.	1,814,621	486,385
Olam International Ltd.	150,752	214,382
Total Singapore		871,670

Spain — 3.4%
Ebro Foods SA	18,888	430,879

Thailand — 0.4%
Thai Vegetable Oil PCL	57,305	50,181

United Arab Emirates — 0.3%
Amira Nature Foods Ltd.*(a)	4,815	34,235

United Kingdom — 2.5%
Dairy Crest Group PLC	39,147	313,412

United States — 12.5%
American Vanguard Corp.	7,996	118,980
Cal-Maine Foods, Inc.(a)	8,112	339,893

	Shares	Value
Common Stocks (continued)
United States (continued)
CVR Partners LP(a)	19,241	$140,652
Platform Specialty Products Corp.*(a)	42,964	395,269
Sanderson Farms, Inc.(a)	5,641	494,095
Titan International, Inc.(a)	12,505	82,658
Total United States		1,571,547

Total Common Stocks
(Cost $11,766,924)		12,514,059
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $18,985)	18,985	18,985

Investment of Cash Collateral For Securities Loaned — 15.0%
Money Market Fund — 15.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(c)
(Cost $1,878,934)	1,878,934	1,878,934

Total Investments — 115.0%
(Cost $13,664,843)		14,411,978
Liabilities in Excess of Other Assets — (15.0)%		(1,867,539)
Net Assets — 100.0%		$12,544,439

		% of
Industry	Value	Net Assets
Crop Production and Farming	$7,855,262	62.6%
Money Market Fund	1,897,920	15.2
Livestock Operations	1,885,124	15.0
Agricultural Chemicals	1,852,502	14.8
Agricultural Supplies and Logistics	656,926	5.3
Agricultural Machinery	264,245	2.1
Total Investments	$14,411,979	115.0%
Liabilities in Excess of Other Assets	(1,867,540)	(15.0)
Total Net Assets	$12,544,439	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,098,574; total market value of collateral held by the Fund was $2,140,755. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $261,821.
(b)	Rate shown reflects the 7-day yield at July 31, 2016.
(c)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$12,514,059	$–	$–	$12,514,059
Short-Term Investment:
Money Market Fund	18,985	–	–	18,985
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	1,878,934	–	–	1,878,934
Total Investments in Securities	$14,411,978	$–	$–	$14,411,978

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.6%
Canada — 13.8%
Baytex Energy Corp.	8,120	$38,170
Canadian Energy Services & Technology Corp.	9,370	25,292
Canyon Services Group, Inc.	3,184	11,818
Cardinal Energy Ltd.	2,429	16,838
Ensign Energy Services, Inc.	4,888	27,025
Gibson Energy, Inc., Class Common Subscription Receipt	5,529	63,174
MEG Energy Corp.*	6,162	26,131
Mullen Group Ltd.	3,900	46,954
Pengrowth Energy Corp.	17,716	26,492
Penn West Petroleum Ltd.	19,736	24,972
TORC Oil & Gas Ltd.(a)	6,075	32,889
Trinidad Drilling Ltd.	8,600	15,234
Total Canada		354,989

China — 5.4%
China Oilfield Services Ltd., Class H	71,269	55,564
Sinopec Oilfield Service Corp., Class H*	82,000	15,217
Sinopec Shanghai Petrochemical Co., Ltd., Class H	138,306	67,371
Total China		138,152

Colombia — 0.0%
Pacific Exploration and Production Corp.*(b)(c)	7,216	–

Cyprus — 0.2%
Ocean Rig UDW, Inc.*(a)	2,900	5,655

France — 0.7%
Etablissements Maurel et Prom*	5,587	17,806

Indonesia — 0.2%
PT Elnusa Tbk	118,406	4,836

Italy — 0.9%
Saras SpA	13,495	23,210

Japan — 4.2%
Cosmo Energy Holdings Co. Ltd.	3,196	35,551
Fuji Oil Co. Ltd.*	1,600	4,886
Showa Shell Sekiyu K.K.	7,348	65,891
Total Japan		106,328

Norway — 3.7%
Aker Solutions ASA*	5,462	22,833
Det Norske Oljeselskap ASA*	3,503	44,334
DNO ASA*	25,162	25,691
Fred Olsen Energy ASA*	1,180	2,311
Total Norway		95,169

Spain — 1.6%
Tecnicas Reunidas SA	1,307	40,419

Thailand — 5.6%
Bangchak Petroleum PCL (The)	36,577	35,180
IRPC PCL	374,495	53,331
Star Petroleum Refining PCL‡	38,300	10,117
Thai Oil PCL	25,909	45,190
Total Thailand		143,818

United Kingdom — 12.6%
Genel Energy PLC*	3,798	4,917
Noble Corp. PLC(a)	9,463	69,837
Rockhopper Exploration PLC*	17,869	7,177
Seadrill Ltd.*(a)	14,900	44,253
Subsea 7 SA*(a)	9,705	103,987
Tullow Oil PLC*(a)	35,639	93,547
Total United Kingdom		323,718

United States — 50.7%
Alon USA Energy, Inc.(a)	1,235	8,731
Alon USA Partners LP(a)	450	4,401
Bonanza Creek Energy, Inc.*(a)	1,641	1,318
California Resources Corp.(a)	1,498	15,369

	Shares	Value
Common Stocks (continued)
United States (continued)
Cobalt International Energy, Inc.*	14,289	$21,291
CVR Energy, Inc.	617	9,131
CVR Refining LP(a)	5,563	35,714
Delek US Holdings, Inc.	2,161	27,056
Denbury Resources, Inc.(a)	13,641	39,559
Diamond Offshore Drilling, Inc.(a)	2,514	57,118
EP Energy Corp., Class A*(a)	1,498	6,247
Fairmount Santrol Holdings, Inc.*(a)	3,008	20,605
Gulfport Energy Corp.*	4,901	142,570
Kosmos Energy Ltd.*	6,120	33,966
NOW, Inc.*	4,080	74,705
Oasis Petroleum, Inc.*	6,872	52,227
Oil States International, Inc.*(a)	1,975	61,067
PBF Energy, Inc., Class A	3,820	85,339
Pioneer Energy Services Corp.*	2,478	7,806
Rowan Cos. PLC, Class A	4,856	74,005
RPC, Inc.*(a)	2,322	33,646
Sanchez Energy Corp.*	2,171	13,764
SemGroup Corp., Class A	1,718	49,753
SM Energy Co.(a)	2,637	71,542
Superior Energy Services, Inc.	5,846	93,361
Synergy Resources Corp.*(a)	7,192	46,820
Tesco Corp.	1,723	11,389
Tesoro Logistics LP	2,674	130,411
Western Refining, Inc.	3,414	71,182
Total United States		1,300,093

Total Common Stocks
(Cost $3,173,900)		2,554,193
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, 0.21%(d)
(Cost $3,545)	3,545	3,545

Investment of Cash Collateral For Securities Loaned — 27.7%
Money Market Fund — 27.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(e)
(Cost $711,395)	711,395	711,395

Total Investments — 127.4%
(Cost $3,888,840)		3,269,133
Liabilities in Excess of Other Assets — (27.4)%		(704,204)
Net Assets — 100.0%		$2,564,929

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $694,159; total market value of collateral held by the Fund was $711,395.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately value shown. At July 31, 2016, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 7-day yield at July 31, 2016.
(e)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

July 31, 2016 (unaudited)

		% of
Industry	Value	Net Assets
Equipment, Services & Drilling	$1,118,522	43.6%
Exploration & Production	871,007	34.0
Money Market Fund	714,940	27.8
Refining & Marketing	564,664	22.0
Total Investments	$3,269,133	127.4%
Liabilities in Excess of Other Assets	(704,204)	(27.4)
Total Net Assets	$2,564,929	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Investments in Securities:(a)
Common Stocks	$2,554,193	$–	$ –	(b)	$2,554,193
Short-Term Investment:
Money Market Fund	3,545	–	–		3,545
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	711,395	–	–		711,395
Total Investments in Securities	$3,269,133	$–	$–		$3,269,133

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) The Level 3 Security, valued at $0, has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See note 1)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016(a)
Common Stock:
Pacific Exploration and Production Corp.(b)	$–*	$–	$–	$–	$–	$–	$–	$–	$–(b)	$–
Total	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Includes a level 3 security valued at $0.

(a) Included in “Net change in unrealized appreciation (depreciation) on investments”.

(b) Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of July 31, 2016.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$–	Issue Specific Facts	Company Announcement

See Notes to Schedules of Investments.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Diversified REITs — 16.1%
Cousins Properties, Inc.	184,802	$1,966,293
Empire State Realty Trust, Inc., Class A	108,112	2,269,271
Investors Real Estate Trust(a)	106,799	707,010
Kennedy-Wilson Holdings, Inc.	83,264	1,752,707
Monmouth Real Estate Investment Corp.	54,259	749,860
New Senior Investment Group, Inc.	71,868	861,697
New York REIT, Inc.	146,648	1,399,022
Redwood Trust, Inc.	67,326	960,742
Resource Capital Corp.	26,915	366,313
Washington Real Estate Investment Trust(a)	64,746	2,220,140
Winthrop Realty Trust*	29,107	266,038
Total Diversified REITs		13,519,093

Hotel REITs — 11.5%
Ashford Hospitality Trust, Inc.(a)	72,469	431,915
Chesapeake Lodging Trust(a)	52,573	1,328,520
DiamondRock Hospitality Co.(a)	177,234	1,740,438
FelCor Lodging Trust, Inc.(a)	115,461	733,177
Hersha Hospitality Trust	38,195	721,886
Pebblebrook Hotel Trust(a)	63,327	1,877,646
Summit Hotel Properties, Inc.(a)	75,458	1,069,994
Xenia Hotels & Resorts, Inc.(a)	96,641	1,735,672
Total Hotel REITs		9,639,248

Mortgage REITs — 14.0%
AG Mortgage Investment Trust, Inc.	24,852	372,283
Altisource Residential Corp.(a)	44,904	431,078
American Capital Mortgage Investment Corp.	40,321	659,652
Anworth Mortgage Asset Corp.	84,640	416,429
Apollo Commercial Real Estate Finance, Inc.	51,809	841,896
Apollo Residential Mortgage, Inc.	28,123	381,629
Ares Commercial Real Estate Corp.	22,936	291,287
ARMOUR Residential REIT, Inc.(a)	32,426	690,025
Capstead Mortgage Corp.(a)	84,506	840,835
Colony Capital, Inc., Class A	97,910	1,740,840
Dynex Capital, Inc.	40,222	282,358
Invesco Mortgage Capital, Inc.	99,591	1,434,110
iStar, Inc.*(a)	64,411	667,298
New York Mortgage Trust, Inc.(a)	96,746	632,719
Newcastle Investment Corp.	51,497	244,096
Orchid Island Capital, Inc.(a)	18,104	202,041
PennyMac Mortgage Investment Trust(a)	58,801	954,340
RAIT Financial Trust(a)	80,928	256,542
Western Asset Mortgage Capital Corp.	36,178	355,991
Total Mortgage REITs		11,695,449

Office REITs — 23.7%
Brandywine Realty Trust	154,389	2,604,543
First Industrial Realty Trust, Inc.(a)	102,771	3,028,661
First Potomac Realty Trust	50,729	512,870
Franklin Street Properties Corp.	86,326	1,106,699
Global Net Lease, Inc.	151,083	1,318,955
Government Properties Income Trust(a)	62,387	1,488,554
Hudson Pacific Properties, Inc.(a)	77,480	2,619,599
Lexington Realty Trust	165,228	1,796,028
Mack-Cali Realty Corp.	72,481	2,043,964
Parkway Properties, Inc.	75,144	1,305,251
Rexford Industrial Realty, Inc.	58,673	1,341,265

	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Tier REIT, Inc.	42,200	$735,546
Total Office REITs		19,901,935

Residential REITs — 6.3%
Education Realty Trust, Inc.	58,830	2,832,076
Independence Realty Trust, Inc.	35,660	322,367
Monogram Residential Trust, Inc.(a)	148,258	1,587,843
Silver Bay Realty Trust Corp.	28,693	517,048
Total Residential REITs		5,259,334

Retail REITs — 17.2%
Acadia Realty Trust	63,597	2,395,063
Cedar Realty Trust, Inc.	73,005	586,960
Four Corners Property Trust, Inc.	53,605	1,163,765
Kite Realty Group Trust	74,206	2,256,605
Pennsylvania Real Estate Investment Trust	60,428	1,537,288
Ramco-Gershenson Properties Trust	69,685	1,382,550
Retail Opportunity Investments Corp.(a)	88,203	2,013,675
Seritage Growth Properties, Class A(a)	20,391	1,020,773
WP Glimcher, Inc.	164,769	2,089,271
Total Retail REITs		14,445,950

Specialized REITs — 11.0%
CareTrust REIT, Inc.	50,921	735,808
InfraREIT, Inc.	28,045	495,275
National Storage Affiliates Trust	20,289	433,576
Physicians Realty Trust	119,445	2,594,345
QTS Realty Trust, Inc., Class A	35,317	2,021,898
Sabra Health Care REIT, Inc.	56,938	1,361,388
STAG Industrial, Inc.	60,787	1,542,774
Total Specialized REITs		9,185,064

Total Common Stocks
(Cost $77,808,113)		83,646,073
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $132,232)	132,232	132,232

Investment of Cash Collateral For Securities Loaned — 7.2%
Money Market Fund — 7.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(c)
(Cost $6,075,512)	6,075,512	6,075,512

Total Investments — 107.2%
(Cost $84,015,857)		89,853,817
Liabilities in Excess of Other Assets — (7.2)%		(6,044,974)
Net Assets — 100.0%		$83,808,843

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $16,945,325; total market value of collateral held by the Fund was $17,076,101. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $11,000,589.
(b)	Rate shown reflects the 7-day yield at July 31, 2016.
(c)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Common Stocks	$83,646,073	$–	$–	$83,646,073
Short-Term Investment:
Money Market Fund	132,232	–	–	132,232
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,075,512	–	–	6,075,512
Total Investments in Securities	$89,853,817	$–	$–	$89,853,817

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia — 7.2%
AGL Energy Ltd.	7,284	$113,935
Alumina Ltd.(a)	46,332	46,659
Amcor Ltd.	13,106	149,617
AMP Ltd.	31,431	138,796
APA Group	12,761	94,177
Aristocrat Leisure Ltd.	8,715	105,584
Asciano Ltd.	8,971	62,388
ASX Ltd.	3,228	121,936
Aurizon Holdings Ltd.	23,086	91,242
Australia & New Zealand Banking Group Ltd.	27,714	544,294
Bank of Queensland Ltd.	6,651	53,382
Bendigo & Adelaide Bank Ltd.	7,032	54,248
BHP Billiton Ltd.	32,111	476,404
BHP Billiton PLC	21,155	265,343
Boral Ltd.	12,898	67,347
Brambles Ltd.	17,330	177,159
Caltex Australia Ltd.	3,243	81,734
Challenger Ltd.	9,726	70,226
Coca-Cola Amatil Ltd.	9,496	66,545
Commonwealth Bank of Australia	16,561	973,619
Computershare Ltd.	7,306	49,310
CSL Ltd.	4,707	422,152
Dexus Property Group	13,469	100,017
Goodman Group	20,311	116,398
GPT Group (The)	24,133	102,900
Incitec Pivot Ltd.	23,169	50,540
Insurance Australia Group Ltd.	29,218	134,131
Macquarie Group Ltd.	3,225	182,342
Medibank Pvt Ltd.	42,743	99,735
Mirvac Group	49,853	83,360
National Australia Bank Ltd.	25,756	519,543
Newcrest Mining Ltd.*	8,892	168,959
Oil Search Ltd.	16,291	87,788
Orica Ltd.	4,963	53,376
Origin Energy Ltd.	20,994	87,761
QBE Insurance Group Ltd.	14,681	122,406
Ramsay Health Care Ltd.	1,581	94,677
Santos Ltd.	21,028	70,162
Scentre Group	52,846	212,878
SEEK Ltd.	5,546	70,394
Sonic Healthcare Ltd.	5,245	91,609
South32 Ltd.*	61,466	85,726
Stockland	29,373	112,518
Suncorp Group Ltd.	14,579	148,815
Sydney Airport	14,934	85,810
Tatts Group Ltd.	19,856	62,328
Telstra Corp. Ltd.	40,532	177,753
Transurban Group	21,132	201,731
Treasury Wine Estates Ltd.	9,899	72,604
Vicinity Centres	37,469	98,535
Wesfarmers Ltd.	10,985	358,429
Westfield Corp.	20,970	170,220
Westpac Banking Corp.	32,181	760,436
Woodside Petroleum Ltd.	8,623	173,875
Woolworths Ltd.	13,141	233,815
Total Australia		9,417,668

Austria — 0.2%
ANDRITZ AG	1,210	61,701
Erste Group Bank AG*	3,595	95,297
OMV AG	2,188	58,146
Total Austria		215,144

	Shares	Value
Common Stocks (continued)
Belgium — 1.3%
Ageas	2,285	$76,899
Anheuser-Busch InBev NV	7,663	988,024
Groupe Bruxelles Lambert SA	1,106	93,315
KBC Group NV*	2,770	143,990
Proximus SA	1,811	56,532
Solvay SA	847	87,906
UCB SA	1,370	107,194
Umicore SA	1,433	82,911
Total Belgium		1,636,771

China — 0.1%
AAC Technologies Holdings, Inc.	10,117	94,391
China Mengniu Dairy Co. Ltd.(a)	22,597	37,739
Want Want China Holdings Ltd.(a)	84,230	51,559
Total China		183,689

Denmark — 1.8%
AP Moeller — Maersk A/S, Class A	43	56,211
AP Moeller — Maersk A/S, Class B	59	80,098
Carlsberg A/S, Class B	1,152	114,396
Chr Hansen Holding A/S	1,251	78,730
Coloplast A/S, Class B	1,225	96,137
Danske Bank A/S	7,484	203,430
DSV A/S	2,104	93,695
Genmab A/S*	622	112,777
ISS A/S	2,079	80,204
Novo Nordisk A/S, Class B	17,928	1,021,808
Novozymes A/S, Class B	2,425	119,036
Pandora A/S	1,108	144,259
Vestas Wind Systems A/S	2,390	166,868
Total Denmark		2,367,649

Finland — 1.0%
Elisa OYJ	1,676	60,799
Fortum OYJ	4,647	77,168
Kone OYJ, Class B	3,717	188,249
Nokia OYJ	59,101	339,701
Nokian Renkaat OYJ	1,873	69,600
Orion OYJ, Class B	1,377	56,404
Sampo OYJ, Class A	4,594	190,438
Stora Enso OYJ, Class R	6,851	62,208
UPM-Kymmene OYJ	5,985	123,347
Wartsila OYJ Abp	1,844	80,049
Total Finland		1,247,963

France — 8.5%
Accor SA	2,254	94,331
Air Liquide SA	3,415	364,278
Airbus Group SE	5,504	323,930
Alstom SA*	1,930	47,513
Arkema SA	924	78,910
Atos SE	1,038	101,762
AXA SA	18,250	372,039
BNP Paribas SA	9,557	474,027
Bollore SA	10,953	39,660
Bouygues SA	2,255	66,723
Bureau Veritas SA	3,336	72,483
Capgemini SA	1,563	150,226
Carrefour SA	5,542	138,851
Casino Guichard Perrachon SA	703	38,088
Christian Dior SE	490	88,630
Cie de Saint-Gobain	4,893	207,374
Cie Generale des Etablissements Michelin	1,976	202,052
Credit Agricole SA	10,466	92,693
Danone SA	5,392	415,319
Dassault Systemes	1,404	115,978

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Edenred	3,057	$69,344
Engie	13,958	229,836
Essilor International SA	1,999	256,063
Eutelsat Communications SA	2,336	46,445
Groupe Eurotunnel SE	5,526	57,432
Hermes International	246	105,854
Iliad SA	279	54,240
Ingenico Group	644	70,597
JCDecaux SA	1,160	39,713
Kering	793	150,663
Klepierre	2,373	113,641
Legrand SA	2,970	163,901
L'Oreal SA	2,311	439,973
LVMH Moet Hennessy Louis Vuitton SE	2,436	417,871
Natixis SA	9,641	39,728
Orange SA	18,097	277,044
Pernod Ricard SA	1,986	226,970
Peugeot SA*	4,061	61,352
Publicis Groupe SA	2,201	163,921
Renault SA	1,777	155,493
Rexel SA	4,215	62,665
Safran SA	2,844	193,362
Sanofi	11,014	937,895
Schneider Electric SE	5,484	358,873
SCOR SE	2,136	62,426
SFR Group SA	1,129	26,677
Societe BIC SA	359	53,072
Societe Generale SA	7,170	244,986
Sodexo SA	821	96,169
Suez	3,479	56,469
Technip SA	1,503	83,910
Teleperformance	557	51,816
Thales SA	1,175	107,073
TOTAL SA	21,146	1,011,125
Unibail-Rodamco SE	994	273,606
Valeo SA	2,578	132,323
Veolia Environnement SA	4,753	105,557
Vinci SA	4,677	355,069
Vivendi SA	11,405	224,273
Zodiac Aerospace	2,366	53,312
Total France		11,115,606

Germany — 7.7%
adidas AG	2,190	359,386
Allianz SE	4,266	612,050
BASF SE	9,116	716,228
Bayer AG	8,144	876,279
Bayerische Motoren Werke AG	3,359	289,415
Beiersdorf AG	1,191	111,861
Brenntag AG	1,820	90,384
Commerzbank AG	10,958	72,248
Continental AG	1,076	225,607
Daimler AG	9,309	633,124
Deutsche Bank AG*	13,702	184,250
Deutsche Boerse AG	1,826	153,369
Deutsche Post AG	9,165	273,540
Deutsche Telekom AG	30,831	524,909
Deutsche Wohnen AG	3,776	141,349
E.ON SE	18,412	197,492
Fresenius Medical Care AG & Co. KGaA	2,088	190,902
Fresenius SE & Co. KGaA	3,861	288,370
GEA Group AG	2,180	116,368
Hannover Rueck SE	672	68,774
HeidelbergCement AG	1,559	132,041

	Shares	Value
Common Stocks (continued)
Germany (continued)
Henkel AG & Co. KGaA	996	$108,148
HUGO BOSS AG	840	49,831
Infineon Technologies AG	12,305	203,649
K+S AG(a)	2,245	46,908
LANXESS AG	1,188	56,128
LEG Immobilien AG*	507	50,907
Linde AG	1,846	265,674
Merck KGaA	1,288	142,245
METRO AG	1,895	60,987
MTU Aero Engines AG	709	72,466
Muenchener Rueckversicherungs-Gesellschaft AG	1,286	214,560
OSRAM Licht AG	1,073	55,783
ProSiebenSat.1 Media SE	2,455	112,256
RWE AG*	5,391	95,883
SAP SE	8,766	768,621
Siemens AG	7,497	814,208
Symrise AG	1,545	108,914
thyssenkrupp AG	4,663	106,895
TUI AG	4,809	62,859
United Internet AG	1,414	62,521
Volkswagen AG	263	39,012
Vonovia SE	4,449	176,367
Wirecard AG	1,526	70,971
Zalando SE‡*	1,332	50,532
Total Germany		10,054,271

Hong Kong — 3.4%
AIA Group Ltd.	120,769	747,808
Bank of East Asia Ltd. (The)	18,537	76,561
BOC Hong Kong Holdings Ltd.	40,389	132,462
Cheung Kong Infrastructure Holdings Ltd.	8,876	78,466
Cheung Kong Property Holdings Ltd.	29,282	209,051
CK Hutchison Holdings Ltd.	29,323	343,112
CLP Holdings Ltd.	17,129	178,355
Galaxy Entertainment Group Ltd.(a)	23,459	77,996
Hang Lung Properties Ltd.	26,617	57,625
Hang Seng Bank Ltd.	8,790	156,884
Henderson Land Development Co. Ltd.	14,132	84,137
Hong Kong & China Gas Co., Ltd.	84,307	156,447
Hong Kong Exchanges and Clearing Ltd.	12,284	303,144
Hongkong Land Holdings Ltd.	14,239	91,130
Hopewell Holdings Ltd.	19,120	63,446
Hysan Development Co. Ltd.	13,951	64,182
Jardine Matheson Holdings Ltd.	2,177	129,096
Jardine Strategic Holdings Ltd.	2,610	79,866
Li & Fung Ltd.	79,473	39,737
Link REIT (The)	26,861	200,420
MTR Corp. Ltd.	18,763	106,147
New World Development Co. Ltd.	71,304	82,882
Power Assets Holdings Ltd.	15,541	152,106
Sands China Ltd.	27,091	103,337
Sino Land Co. Ltd.	45,767	81,626
Sun Hung Kai Properties Ltd.	14,725	210,630
Swire Pacific Ltd., Class A	6,758	80,731
Techtronic Industries Co. Ltd.	19,774	83,709
Wharf Holdings Ltd. (The)	14,580	100,426
Wheelock & Co. Ltd.	11,071	59,279
Yue Yuen Industrial Holdings Ltd.	15,325	62,209
Total Hong Kong		4,393,007

Ireland — 0.7%
Bank of Ireland*	276,782	57,260
CRH PLC	8,152	249,155
Experian PLC	9,630	188,846

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Ireland (continued)
James Hardie Industries PLC	4,951	$82,033
Kerry Group PLC, Class A	1,442	123,438
Paddy Power Betfair PLC	814	95,106
Ryanair Holdings PLC	1,316	17,564
Smurfit Kappa Group PLC	2,442	56,901
Total Ireland		870,303

Israel — 0.7%
Bank Hapoalim BM	21,889	111,300
Bank Leumi Le-Israel BM*	25,582	91,954
Bezeq The Israeli Telecommunication Corp. Ltd.	38,178	75,526
Nice Ltd.	1,042	71,738
Teva Pharmaceutical Industries Ltd.	10,289	568,252
Total Israel		918,770

Italy — 1.8%
Assicurazioni Generali SpA	12,486	164,478
Atlantia SpA	5,620	140,460
Enel SpA	75,748	348,816
Eni SpA	25,866	395,689
EXOR SpA	1,451	56,515
Ferrari NV	1,355	61,276
Intesa Sanpaolo SpA	128,323	282,690
Leonardo-Finmeccanica SpA*	5,298	60,489
Luxottica Group SpA	1,987	96,455
Mediobanca SpA	9,136	64,005
Prysmian SpA	3,578	83,703
Snam SpA	27,751	160,594
Telecom Italia SpA*(a)	94,228	80,450
Telecom Italia SpA-RSP*	64,672	45,019
Terna Rete Elettrica Nazionale SpA	19,723	107,409
UniCredit SpA	51,275	125,686
Unione di Banche Italiane SpA(a)	11,441	35,107
Total Italy		2,308,841

Japan — 23.8%
Aeon Co., Ltd.	7,844	113,429
Air Water, Inc.	3,341	57,441
Aisin Seiki Co., Ltd.	2,419	111,998
Ajinomoto Co., Inc.	6,083	156,608
Alfresa Holdings Corp.	2,846	62,982
Alps Electric Co., Ltd.	2,278	52,013
Amada Holdings Co., Ltd.	6,416	70,555
Aozora Bank Ltd.	20,409	75,475
Asahi Glass Co., Ltd.	13,161	76,666
Asahi Group Holdings Ltd.	4,439	151,425
Asahi Intecc Co. Ltd.	721	33,382
Asahi Kasei Corp.	15,847	121,058
Asics Corp.	2,526	46,904
Astellas Pharma, Inc.	22,753	382,195
Bandai Namco Holdings, Inc.	2,831	75,606
Bridgestone Corp.	6,760	237,525
Brother Industries Ltd.	4,064	46,911
Canon, Inc.	10,865	311,156
Casio Computer Co., Ltd.	3,128	45,080
Central Japan Railway Co.,	1,867	350,137
Chiba Bank Ltd. (The)	9,768	47,370
Chubu Electric Power Co., Inc.	7,568	111,469
Chugai Pharmaceutical Co., Ltd.	2,610	98,430
Chugoku Electric Power Co., Inc. (The)	3,791	47,829
Concordia Financial Group Ltd.*	15,554	67,416
Credit Saison Co., Ltd.	2,590	43,518
Dai Nippon Printing Co., Ltd.	8,455	95,205
Daicel Corp.	5,377	61,071

	Shares	Value
Common Stocks (continued)
Japan (continued)
Dai-ichi Life Insurance Co., Ltd. (The)	11,700	$154,805
Daiichi Sankyo Co., Ltd.	7,737	185,791
Daikin Industries Ltd.	2,909	255,802
Daito Trust Construction Co., Ltd.	894	149,952
Daiwa House Industry Co., Ltd.	6,858	193,993
Daiwa Securities Group, Inc.	20,060	114,564
Denso Corp.	5,030	198,579
Dentsu, Inc.	2,495	120,508
Don Quijote Holdings Co., Ltd.	1,483	58,678
East Japan Railway Co.	3,811	352,709
Eisai Co., Ltd.	2,917	172,029
Electric Power Development Co., Ltd.	2,119	49,023
FANUC Corp.	2,035	344,015
Fast Retailing Co., Ltd.	545	177,776
Fuji Heavy Industries Ltd.	6,594	258,330
FUJIFILM Holdings Corp.	4,483	163,118
Fujitsu Ltd.	19,821	83,744
Fukuoka Financial Group, Inc.	11,681	45,135
Gunma Bank Ltd. (The)	7,581	30,920
Hankyu Hanshin Holdings, Inc.	2,991	111,778
Hino Motors Ltd.	4,737	50,335
Hirose Electric Co., Ltd.	512	64,097
Hiroshima Bank Ltd. (The)	9,185	33,698
Hitachi Ltd.	48,005	223,197
Honda Motor Co., Ltd.(b)	17,864	495,297
Hoya Corp.	4,615	165,489
IHI Corp.	19,669	55,849
Inpex Corp.	11,047	88,022
Isetan Mitsukoshi Holdings Ltd.	4,420	43,948
Isuzu Motors Ltd.	7,434	97,853
ITOCHU Corp.	15,722	179,871
Iyo Bank Ltd. (The)	4,432	28,931
J Front Retailing Co., Ltd.	3,340	39,010
Japan Airlines Co., Ltd.	875	27,287
Japan Exchange Group, Inc.	6,323	90,694
Japan Tobacco, Inc.(b)	12,390	486,605
JFE Holdings, Inc.	5,898	78,066
JGC Corp.	3,769	55,716
Joyo Bank Ltd. (The)	11,359	44,888
JTEKT Corp.	3,335	47,348
JX Holdings, Inc.	30,379	114,983
Kansai Electric Power Co., Inc. (The)*	7,999	74,647
Kansai Paint Co., Ltd.(a)	3,646	77,093
Kao Corp.	5,439	294,704
Kawasaki Heavy Industries Ltd.	19,975	59,836
KDDI Corp.	18,775	576,156
Keikyu Corp.	7,442	75,811
Keio Corp.	8,478	79,333
Keisei Electric Railway Co., Ltd.	4,356	57,465
Keyence Corp.	483	343,664
Kikkoman Corp.	2,460	87,733
Kintetsu Group Holdings Co., Ltd.	22,129	96,086
Kirin Holdings Co., Ltd.	9,761	168,295
Kobe Steel Ltd.	42,682	37,482
Koito Manufacturing Co., Ltd.	1,713	85,579
Komatsu Ltd.	10,773	212,285
Konica Minolta, Inc.	6,399	52,199
Kubota Corp.	12,556	185,917
Kuraray Co., Ltd.	5,665	72,302
Kurita Water Industries Ltd.	2,506	55,923
Kyocera Corp.	3,525	168,227
Kyowa Hakko Kirin Co., Ltd.	3,724	65,516
Kyushu Electric Power Co., Inc.*	5,340	50,334
Lawson, Inc.	1,047	80,810

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Lion Corp.	2,900	$44,058
LIXIL Group Corp.	3,576	67,169
M3, Inc.	2,811	90,788
Mabuchi Motor Co., Ltd.	919	42,325
Makita Corp.	1,627	115,097
Marubeni Corp.	20,309	95,357
Marui Group Co., Ltd.	3,406	49,519
Mazda Motor Corp.	6,300	95,129
MEIJI Holdings Co., Ltd.	1,613	169,350
Miraca Holdings, Inc.	1,144	52,799
MISUMI Group, Inc.	3,961	73,511
Mitsubishi Chemical Holdings Corp.	15,463	84,855
Mitsubishi Corp.	14,423	250,293
Mitsubishi Electric Corp.	20,821	247,349
Mitsubishi Estate Co., Ltd.	13,131	247,155
Mitsubishi Heavy Industries Ltd.	34,747	150,231
Mitsubishi Materials Corp.	17,932	47,592
Mitsubishi Motors Corp.	8,439	39,690
Mitsubishi UFJ Financial Group, Inc.(b)	137,698	701,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,330	38,145
Mitsui & Co., Ltd.	18,043	212,763
Mitsui Fudosan Co., Ltd.	9,825	216,038
Mitsui OSK Lines Ltd.	18,399	39,676
Mizuho Financial Group, Inc.	241,371	393,551
MS&AD Insurance Group Holdings, Inc.	5,753	168,742
Murata Manufacturing Co., Ltd.	2,001	250,406
Nabtesco Corp.	2,418	65,331
NEC Corp.	31,683	87,798
NGK Insulators Ltd.	3,628	88,111
NGK Spark Plug Co., Ltd.	2,883	47,991
NH Foods Ltd.	3,130	76,444
Nidec Corp.	2,541	233,930
Nikon Corp.	5,252	74,871
Nintendo Co., Ltd.	1,144	240,052
Nippon Express Co., Ltd.	10,788	55,053
Nippon Paint Holdings Co., Ltd.	2,255	62,599
Nippon Steel & Sumitomo Metal Corp.	8,588	163,405
Nippon Telegraph & Telephone Corp.	3,652	173,932
Nippon Yusen K.K.	23,156	41,574
Nissan Chemical Industries Ltd.	2,604	83,594
Nissan Motor Co., Ltd.	23,697	233,999
Nisshin Seifun Group, Inc.	4,558	75,474
Nissin Foods Holdings Co., Ltd.	1,351	76,985
Nitori Holdings Co., Ltd.	966	120,084
Nitto Denko Corp.	1,847	124,551
Nomura Holdings, Inc.	37,319	170,855
Nomura Research Institute Ltd.	1,579	56,082
NSK Ltd.	6,214	53,297
NTT Data Corp.	1,627	81,124
NTT DOCOMO, Inc.	13,493	361,994
Obayashi Corp.	9,201	101,360
Obic Co., Ltd.	1,044	61,427
Odakyu Electric Railway Co., Ltd.	8,160	97,138
Oji Holdings Corp.	13,265	55,656
Olympus Corp.	3,698	129,178
Omron Corp.	2,472	82,975
Ono Pharmaceutical Co., Ltd.	5,196	187,742
Oriental Land Co., Ltd.	2,221	141,081
ORIX Corp.	14,090	201,276
Osaka Gas Co., Ltd.	22,147	89,941
Otsuka Holdings Co., Ltd.	4,787	228,595
Panasonic Corp.	21,896	216,001
Rakuten, Inc.	8,475	97,208
Recruit Holdings Co., Ltd.	3,770	144,385

	Shares	Value
Common Stocks (continued)
Japan (continued)
Resona Holdings, Inc.	26,321	$106,584
Ricoh Co., Ltd.	8,857	79,163
Rohm Co., Ltd.	1,288	55,675
Ryohin Keikaku Co., Ltd.	322	72,044
Santen Pharmaceutical Co., Ltd.	5,312	88,995
SBI Holdings, Inc.	3,776	41,597
Secom Co., Ltd.	2,277	172,389
Seibu Holdings, Inc.	3,059	54,204
Seiko Epson Corp.	3,788	67,787
Sekisui Chemical Co., Ltd.	5,673	83,530
Sekisui House Ltd.	6,943	117,100
Seven & i Holdings Co., Ltd.	7,948	333,710
Seven Bank Ltd.	11,973	41,357
Shimadzu Corp.	4,035	59,412
Shimano, Inc.	914	144,924
Shimizu Corp.	8,039	82,363
Shin-Etsu Chemical Co., Ltd.	4,445	306,381
Shinsei Bank Ltd.	25,811	39,289
Shionogi & Co., Ltd.	3,423	178,690
Shiseido Co., Ltd.	4,669	132,163
Shizuoka Bank Ltd. (The)	7,533	56,598
SMC Corp.	680	180,376
SoftBank Group Corp.	9,111	507,001
Sompo Japan Nipponkoa Holdings, Inc.	4,251	139,536
Sony Corp.	12,769	408,917
Sotetsu Holdings, Inc.	8,145	44,585
Stanley Electric Co., Ltd.	2,719	66,831
Sumitomo Chemical Co., Ltd.	17,926	80,460
Sumitomo Corp.	13,162	139,217
Sumitomo Electric Industries Ltd.	8,896	124,519
Sumitomo Metal Mining Co., Ltd.	6,564	79,644
Sumitomo Mitsui Financial Group, Inc.	13,213	426,488
Sumitomo Mitsui Trust Holdings, Inc.	41,424	140,256
Sumitomo Realty & Development Co., Ltd.	4,748	124,416
Suntory Beverage & Food Ltd.	1,690	73,794
Suruga Bank Ltd.	2,896	66,858
Suzuki Motor Corp.	4,482	139,422
Sysmex Corp.	1,684	117,979
T&D Holdings, Inc.	7,852	81,711
Taiheiyo Cement Corp.	19,970	57,873
Taisei Corp.	14,304	129,104
Taisho Pharmaceutical Holdings Co., Ltd.	765	84,125
Takashimaya Co., Ltd.	5,513	42,120
Takeda Pharmaceutical Co., Ltd.	7,973	356,931
TDK Corp.	1,437	89,598
Teijin Ltd.	15,130	57,429
Terumo Corp.	3,965	171,584
Tobu Railway Co., Ltd.	14,418	78,080
Toho Co., Ltd.	2,138	62,689
Toho Gas Co., Ltd.	4,081	36,117
Tohoku Electric Power Co., Inc.	5,376	69,347
Tokio Marine Holdings, Inc.	7,387	291,199
Tokyo Electric Power Co. Holdings, Inc.*	16,455	64,866
Tokyo Electron Ltd.	1,901	167,479
Tokyo Gas Co., Ltd.	24,859	106,485
Tokyu Corp.	13,451	111,167
Tokyu Fudosan Holdings Corp.	6,852	41,185
TonenGeneral Sekiyu K.K.	7,144	64,759
Toppan Printing Co., Ltd.	7,788	69,304
Toray Industries, Inc.	17,382	159,548
Toshiba Corp.*	43,119	113,262
TOTO Ltd.	2,110	91,309
Toyo Suisan Kaisha Ltd.	1,626	72,665
Toyota Industries Corp.	1,958	89,317

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Motor Corp.(b)	27,900	$1,604,553
Toyota Tsusho Corp.	2,894	64,553
Tsuruha Holdings, Inc.	575	65,644
Unicharm Corp.	4,742	98,278
USS Co., Ltd.	3,547	60,671
West Japan Railway Co.,	2,034	127,119
Yahoo Japan Corp.	17,191	76,322
Yakult Honsha Co., Ltd.	1,403	67,628
Yamaguchi Financial Group, Inc.	4,370	43,493
Yamaha Corp.	1,787	49,939
Yamaha Motor Co., Ltd.	3,524	60,450
Yamato Holdings Co., Ltd.	4,282	105,645
Yamazaki Baking Co., Ltd.	1,345	37,101
Total Japan		31,001,623

Jersey — 0.1%
Randgold Resources Ltd.	1,140	134,330

Jordan — 0.0%(c)
Hikma Pharmaceuticals PLC	1,580	55,255

Luxembourg — 0.3%
ArcelorMittal*	16,845	108,294
RTL Group SA	527	44,930
SES SA	3,900	85,457
Tenaris SA	6,581	88,016
Total Luxembourg		326,697

Macau — 0.0%(c)
MGM China Holdings Ltd.	30,192	43,732

Netherlands — 3.5%
Aegon NV	19,747	80,511
Akzo Nobel NV	2,564	166,183
Altice NV, Class A*(a)	4,760	70,661
ASML Holding NV	3,293	364,337
Gemalto NV(a)	966	63,701
Heineken Holding NV	994	83,321
Heineken NV	2,115	199,709
NV	37,753	422,173
Koninklijke Ahold Delhaize NV	13,265	316,846
Koninklijke DSM NV	2,161	138,371
Koninklijke KPN NV	33,631	110,680
Koninklijke Philips NV	9,334	249,149
NN Group NV	3,663	98,820
Randstad Holding NV	1,237	53,228
Royal Dutch Shell PLC, Class A(b)	40,151	1,036,317
Royal Dutch Shell PLC, Class B(b)	37,501	996,798
Wolters Kluwer NV	3,602	151,551
Total Netherlands		4,602,356

New Zealand — 0.3%
Auckland International Airport Ltd.	16,951	90,221
Fisher & Paykel Healthcare Corp. Ltd.	11,638	88,130
Fletcher Building Ltd.	15,389	107,545
Spark New Zealand Ltd.	28,866	82,127
Total New Zealand		368,023

Norway — 0.5%
DNB ASA	11,535	127,156
Norsk Hydro ASA	16,042	68,622
Orkla ASA	10,429	96,949
Schibsted ASA, Class A	1,986	62,554
Statoil ASA	9,805	154,591
Telenor ASA	7,277	121,731
Yara International ASA	2,017	65,685
Total Norway		697,288

	Shares	Value
Common Stocks (continued)
Portugal — 0.1%
EDP — Energias de Portugal SA	28,529	$97,877
Jeronimo Martins SGPS SA	4,708	78,839
Total Portugal		176,716

Russia — 0.0%(c)
Polymetal International PLC	3,404	50,302

Singapore — 1.3%
Ascendas Real Estate Investment Trust	45,432	82,874
CapitaLand Commercial Trust Ltd.	64,261	72,007
CapitaLand Ltd.	30,488	71,958
CapitaLand Mall Trust	50,013	79,687
City Developments Ltd.	8,387	53,141
ComfortDelGro Corp. Ltd.	33,857	71,087
DBS Group Holdings Ltd.	17,366	199,248
Genting Singapore PLC	87,783	51,307
Global Logistic Properties Ltd.	40,732	58,076
Keppel Corp. Ltd.	19,252	75,254
Oversea-Chinese Banking Corp. Ltd.	31,494	201,659
Singapore Exchange Ltd.	15,860	88,918
Singapore Press Holdings Ltd.(a)	30,908	86,987
Singapore Technologies Engineering Ltd.	29,165	71,441
Singapore Telecommunications Ltd.	73,224	227,888
United Overseas Bank Ltd.	12,451	168,720
Total Singapore		1,660,252

South Africa — 0.1%
Investec PLC	5,342	31,881
Mondi PLC	3,772	76,624
Total South Africa		108,505

South Korea — 4.3%
Amorepacific Corp.	397	137,514
AMOREPACIFIC Group	374	48,246
BNK Financial Group, Inc.	5,125	40,308
Celltrion, Inc.*	912	84,756
Coway Co. Ltd.	1,014	77,579
Dongbu Insurance Co., Ltd.	955	54,138
E-Mart Co. Ltd.	339	49,481
Hana Financial Group, Inc.	3,803	93,535
Hankook Tire Co. Ltd.	1,378	66,676
Hanmi Pharm Co. Ltd.	76	41,455
Hyosung Corp.	303	37,599
Hyundai Heavy Industries Co. Ltd.*	636	71,257
Hyundai Mobis Co. Ltd.	788	179,387
Hyundai Motor Co.	1,834	216,121
Hyundai Steel Co.	1,166	52,671
Industrial Bank of Korea	4,090	43,268
Kakao Corp.	404	32,785
Kangwon Land, Inc.	2,273	83,197
KB Financial Group, Inc.	4,713	148,103
Kia Motors Corp.	3,238	121,842
Korea Aerospace Industries Ltd.	956	68,789
Korea Electric Power Corp.	2,952	161,548
Korea Zinc Co. Ltd.	178	80,884
KT&G Corp.	1,546	167,001
LG Chem Ltd.	531	115,430
LG Corp.	1,421	80,555
LG Display Co. Ltd.	3,126	86,512
LG Electronics, Inc.	1,588	75,845
LG Household & Health Care Ltd.	122	109,785
Lotte Chemical Corp.	185	50,125
NAVER Corp.	299	189,519
NCSoft Corp.	211	47,280
Orion Corp.	63	51,799
POSCO	777	157,113

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
South Korea (continued)
Samsung C&T Corp.	788	$95,321
Samsung Electro-Mechanics Co. Ltd.	642	31,637
Samsung Electronics Co. Ltd.	1,037	1,424,758
Samsung Fire & Marine Insurance Co. Ltd.	440	104,682
Samsung Life Insurance Co. Ltd.	1,063	92,336
Samsung SDI Co. Ltd.	757	71,297
Samsung SDS Co. Ltd.	341	47,795
Shinhan Financial Group Co. Ltd.	5,301	189,060
SK Holdings Co. Ltd.	421	78,363
SK Hynix, Inc.	5,940	182,418
SK Innovation Co. Ltd.	768	100,101
SK Telecom Co. Ltd.	338	69,401
Total South Korea		5,609,272

Spain — 2.8%
Abertis Infraestructuras SA	6,145	96,684
ACS Actividades de Construccion y Servicios SA	2,038	58,456
Aena SA‡	690	99,535
Amadeus IT Holding SA	4,474	210,103
Banco Bilbao Vizcaya Argentaria SA	62,330	364,185
Banco de Sabadell SA	50,806	69,483
Banco Popular Espanol SA	34,846	48,786
Banco Santander SA	140,441	595,841
Bankia SA	54,550	41,846
Bankinter SA	9,036	63,052
CaixaBank SA	23,658	59,446
Distribuidora Internacional de Alimentacion SA	8,022	50,065
Enagas SA	2,748	83,799
Endesa SA	3,305	69,463
Ferrovial SA	5,235	108,388
Gamesa Corp. Tecnologica SA	1,930	40,888
Gas Natural SDG SA	3,082	63,777
Grifols SA	5,477	120,105
Iberdrola SA	49,379	339,315
Industria de Diseno Textil SA	10,516	363,840
Red Electrica Corp. SA	4,816	110,349
Repsol SA	11,120	140,204
Telefonica SA	41,438	406,292
Total Spain		3,603,902

Sweden — 2.6%
Alfa Laval AB	3,813	60,278
Assa Abloy AB, B Shares	9,107	200,424
Atlas Copco AB, A Shares	6,084	171,325
Atlas Copco AB, B Shares	3,770	96,709
Boliden AB	3,340	73,662
Electrolux AB	2,418	65,682
Getinge AB, B Shares	2,315	47,068
Hennes & Mauritz AB, B Shares	8,833	267,576
Hexagon AB, B Shares	2,825	111,730
Industrivarden AB, A Shares	4,209	77,241
Investor AB, B Shares	4,477	154,665
Kinnevik AB, B Shares	2,601	66,508
Meda AB, A Shares	3,340	62,468
Nordea Bank AB	28,738	256,788
Sandvik AB	11,689	125,610
Securitas AB, B Shares	3,631	59,911
Skandinaviska Enskilda Banken AB, A Shares	13,846	121,773
Skanska AB, B Shares	3,771	80,384
SKF AB, B Shares	4,604	73,160
Svenska Cellulosa AB SCA, B Shares	5,954	177,572
Svenska Handelsbanken AB, A Shares	13,305	160,594

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Swedbank AB, A Shares	9,970	$210,069
Swedish Match AB	2,346	85,802
Telefonaktiebolaget LM Ericsson, B Shares	28,787	215,226
Telia Co. AB	23,216	106,240
Trelleborg AB, B Shares	3,501	64,002
Volvo AB, B Shares	15,279	163,293
Total Sweden		3,355,760

Switzerland — 8.8%
ABB Ltd.*	20,004	426,388
Actelion Ltd.*	1,051	186,939
Adecco SA	1,699	93,524
Aryzta AG*	1,140	42,995
Baloise Holding AG	536	60,563
Chocoladefabriken Lindt & Sprungli AG	11	64,877
Cie Financiere Richemont SA	5,148	314,010
Clariant AG*	3,818	66,646
Coca-Cola HBC AG*(a)	2,332	48,332
Credit Suisse Group AG*	18,478	213,182
Dufry AG*	621	71,709
EMS-Chemie Holding AG	109	59,832
Galenica AG	64	82,777
Geberit AG	425	164,468
Givaudan SA	103	212,299
Glencore PLC*	115,242	285,740
Julius Baer Group Ltd.*	2,329	95,864
Kuehne + Nagel International AG	422	59,384
LafargeHolcim Ltd.*	4,224	201,574
Lonza Group AG*	598	113,047
Nestle SA	29,896	2,403,558
Novartis AG	21,854	1,815,796
Partners Group Holding AG	249	114,265
PSP Swiss Property AG	648	65,541
Roche Holding AG	6,822	1,747,059
Schindler Holding AG – Participating Certificate	635	122,144
SGS SA	60	133,168
Sika AG	27	127,003
Sonova Holding AG	630	86,568
STMicroelectronics NV	7,593	55,420
Swatch Group AG (The)	341	89,656
Swiss Life Holding AG*	350	80,216
Swiss Prime Site AG*	840	77,399
Swiss Re AG	3,127	263,212
Swisscom AG	225	111,074
Syngenta AG	929	366,332
UBS Group AG	35,502	490,405
Wolseley PLC	2,411	134,734
Zurich Insurance Group AG*	1,364	328,704
Total Switzerland		11,476,404

United Kingdom — 15.9%
3i Group PLC	11,091	90,857
Aberdeen Asset Management PLC	12,567	53,142
Admiral Group PLC	2,988	85,850
Aggreko PLC	3,146	53,716
Anglo American PLC	13,793	152,089
ARM Holdings PLC	14,736	327,127
Ashtead Group PLC	5,668	90,004
Associated British Foods PLC	3,590	128,265
AstraZeneca PLC(b)	12,433	833,288
Auto Trader Group PLC‡	10,764	52,978
Aviva PLC	38,914	202,066
BAE Systems PLC	29,970	212,485
Barclays PLC(b)	163,406	335,303

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Barratt Developments PLC	10,522	$61,119
Berkeley Group Holdings PLC	1,419	50,548
BP PLC(b)	179,593	1,017,805
British American Tobacco PLC(b)	18,078	1,157,985
British Land Co. PLC (The)	10,682	95,165
BT Group PLC(b)	82,211	451,178
Bunzl PLC	3,726	116,997
Burberry Group PLC	4,824	84,544
Capita PLC	6,903	87,985
Centrica PLC	53,562	171,457
CNH Industrial NV	7,766	55,406
Cobham PLC(a)	25,429	57,767
Compass Group PLC	15,600	297,426
Croda International PLC	1,783	78,712
DCC PLC	854	76,479
Derwent London PLC	1,140	43,016
Diageo PLC(b)	24,758	710,347
Direct Line Insurance Group PLC	16,021	74,491
Dixons Carphone PLC	10,814	50,180
DS Smith PLC	11,380	59,258
easyJet PLC	2,346	32,425
Fiat Chrysler Automobiles NV	7,738	49,841
G4S PLC	18,254	45,151
GKN PLC	19,393	74,515
GlaxoSmithKline PLC(b)	47,387	1,062,018
Hammerson PLC	9,046	66,958
Hargreaves Lansdown PLC	2,900	50,016
HSBC Holdings PLC(b)	191,177	1,256,691
ICAP PLC	6,846	40,448
IMI PLC	3,907	55,608
Imperial Brands PLC(b)	9,381	496,151
Inchcape PLC	5,402	48,341
Informa PLC	8,916	84,522
Inmarsat PLC	5,422	56,295
InterContinental Hotels Group PLC	2,131	85,502
International Consolidated Airlines Group SA	10,391	56,012
Intertek Group PLC	2,017	97,076
Intu Properties PLC	11,546	46,004
ITV PLC	38,603	100,456
J Sainsbury PLC	16,356	48,709
Johnson Matthey PLC	2,219	96,516
Kingfisher PLC	24,991	111,586
Land Securities Group PLC	7,930	115,184
Legal & General Group PLC	54,674	149,319
Lloyds Banking Group PLC(b)	582,988	411,399
London Stock Exchange Group PLC	3,048	112,300
Marks & Spencer Group PLC	17,553	74,413
Meggitt PLC	10,232	59,516
Merlin Entertainments PLC‡	8,329	52,328
National Grid PLC(b)	36,008	517,759
Next PLC	1,512	100,876
Old Mutual PLC	49,914	139,566
Pearson PLC	8,605	100,767
Persimmon PLC	3,333	74,654
Petrofac Ltd.(a)	3,667	36,296
Provident Financial PLC	1,834	65,964
Prudential PLC(b)	24,121	427,540
Reckitt Benckiser Group PLC(b)	6,183	601,076
RELX NV	9,127	165,086
RELX PLC	10,699	203,843
Rightmove PLC	964	51,849
Rio Tinto Ltd.	4,136	155,795
Rio Tinto PLC	12,064	394,268

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC*	17,041	$178,966
Royal Bank of Scotland Group PLC*	31,221	79,754
Royal Mail PLC	9,639	65,204
RSA Insurance Group PLC	12,412	82,018
SABMiller PLC(b)	9,242	541,625
Sage Group PLC (The)	12,160	115,032
Schroders PLC	1,290	44,839
Severn Trent PLC	2,540	82,589
Sky PLC	9,858	120,479
Smith & Nephew PLC	9,543	157,491
Smiths Group PLC	4,950	83,006
SSE PLC(a)	9,509	191,397
St James's Place PLC	5,692	69,980
Standard Chartered PLC	27,322	219,321
Standard Life PLC	19,130	76,933
Tate & Lyle PLC	7,156	68,692
Taylor Wimpey PLC	34,425	70,707
Tesco PLC*	82,666	171,219
Travis Perkins PLC	2,572	53,272
Unilever NV	15,073	698,403
Unilever PLC(b)	11,699	548,850
United Utilities Group PLC	7,288	98,408
Vodafone Group PLC(b)	260,067	792,616
Weir Group PLC (The)	2,610	50,767
Whitbread PLC	1,816	93,045
William Hill PLC	10,217	43,395
Wm Morrison Supermarkets PLC	25,975	64,077
WPP PLC	12,834	289,334
Total United Kingdom		20,637,093

United States — 0.6%
Carnival PLC	1,868	90,327
QIAGEN NV*	2,964	77,808
Samsonite International SA	17,398	49,436
Shire PLC	8,648	559,286
Total United States		776,857

Total Common Stocks
(Cost $127,585,565)		129,414,049

Preferred Stocks — 0.6%
Germany — 0.5%
FUCHS PETROLUB SE	1,536	64,832
Henkel AG & Co. KGaA	1,837	228,841
Porsche Automobil Holding SE	1,734	90,883
Volkswagen AG	1,798	252,935
Total Germany		637,491

South Korea — 0.1%
Samsung Electronics Co. Ltd.	136	153,587

Total Preferred Stocks
(Cost $756,773)		791,078
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(d)
(Cost $521,595)	521,595	521,595

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Investment of Cash Collateral For Securities Loaned — 0.6%
Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(e)
(Cost $785,287)	785,287	$785,287

Total Investments — 101.0%
(Cost $129,649,220)		131,512,009
Liabilities in Excess of Other Assets — (1.0)%		(1,285,675)
Net Assets — 100.0%		$130,226,334

*	Non-income producing securities.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $680,340; total market value of collateral held by the Fund was $847,601. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $62,314.
(b)	All of a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $9,753,049.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at July 31, 2016.
(e)	Rate shown reflects the 1-day yield at July 31, 2016.

		% of
Industry	Value	Net Assets
Financials	$23,839,588	18.3%
Industrials	18,733,276	14.4
Consumer Discretionary	16,178,884	12.5
Consumer Staples	16,126,581	12.4
Health Care	15,337,299	11.8
Materials	9,854,615	7.5
Information Technology	8,898,179	6.8
Energy	5,888,085	4.5
Telecommunication Services	5,533,555	4.3
Real Estate	4,974,560	3.8
Utilities	4,840,505	3.7
Money Market Fund	1,306,882	1.0
Total Investments	$131,512,009	101.0%
Liabilities in Excess of Other Assets	(1,285,675)	(1.0)
Total Net Assets	$130,226,334	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 08/05/16	Morgan Stanley	AUD	5,798,712	$4,407,614	$4,406,528	$(1,086)
Swiss Franc Expiring 08/05/16	Morgan Stanley	CHF	5,201,137	5,387,682	5,383,273	(4,409)
Danish Krone Expiring 08/05/16	Morgan Stanley	DKK	7,607,990	1,144,179	1,144,039	(140)
Euro Expiring 08/05/16	Morgan Stanley	EUR	14,892,274	16,660,146	16,656,568	(3,578)
British Pound Expiring 08/05/16	Morgan Stanley	GBP	8,576,598	11,395,767	11,388,055	(7,712)
Hong Kong Dollar Expiring 08/05/16	Morgan Stanley	HKD	15,815,462	2,038,176	2,038,215	39
Israeli Shekel Expiring 08/05/16	Morgan Stanley	ILS	1,651,683	432,993	433,386	393
Japanese Yen Expiring 08/05/16	Morgan Stanley	JPY	1,483,035,565	14,480,172	14,473,257	(6,915)
South Korean Won Expiring 08/05/16	Morgan Stanley	KRW	3,103,731,200	2,791,125	2,770,716	(20,409)
Norwegian Krone Expiring 08/05/16	Morgan Stanley	NOK	2,915,745	346,202	346,174	(28)
New Zealand Dollar Expiring 08/05/16	Morgan Stanley	NZD	228,992	165,026	165,109	83
Swedish Krona Expiring 08/05/16	Morgan Stanley	SEK	13,623,454	1,596,245	1,596,873	628
Singapore Dollar Expiring 08/05/16	Morgan Stanley	SGD	1,107,755	824,712	824,742	30
				$61,670,039	$61,626,935	$(43,104)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar Expiring 08/05/16	Morgan Stanley	AUD	(5,798,711)	$(4,311,813)	$(4,406,527)	$(94,714)
Australian Dollar Expiring 09/06/16	Morgan Stanley	AUD	(6,177,237)	(4,690,529)	(4,689,027)	1,502
Swiss Franc Expiring 08/05/16	Morgan Stanley	CHF	(5,201,138)	(5,341,828)	(5,383,274)	(41,446)
Swiss Franc Expiring 09/06/16	Morgan Stanley	CHF	(5,297,068)	(5,496,204)	(5,492,714)	3,490
Danish Krone Expiring 08/05/16	Morgan Stanley	DKK	(7,607,990)	(1,135,791)	(1,144,038)	(8,247)
Danish Krone Expiring 09/06/16	Morgan Stanley	DKK	(7,874,264)	(1,185,721)	(1,185,682)	39
Euro Expiring 08/05/16	Morgan Stanley	EUR	(14,892,273)	(16,538,995)	(16,656,567)	(117,572)
Euro Expiring 09/06/16	Morgan Stanley	EUR	(15,675,273)	(17,557,461)	(17,555,531)	1,930
British Pound Expiring 08/05/16	Morgan Stanley	GBP	(8,576,598)	(11,433,620)	(11,388,055)	45,565
British Pound Expiring 09/06/16	Morgan Stanley	GBP	(9,009,405)	(11,976,740)	(11,969,160)	7,580
Hong Kong Dollar Expiring 08/05/16	Morgan Stanley	HKD	(15,815,462)	(2,039,788)	(2,038,215)	1,573
Hong Kong Dollar Expiring 09/06/16	Morgan Stanley	HKD	(16,954,610)	(2,185,734)	(2,185,901)	(167)
Israeli Shekel Expiring 08/05/16	Morgan Stanley	ILS	(1,651,683)	(429,034)	(433,386)	(4,352)
Israeli Shekel Expiring 09/06/16	Morgan Stanley	ILS	(1,750,900)	(459,199)	(459,669)	(470)
Japanese Yen Expiring 08/05/16	Morgan Stanley	JPY	(1,483,035,566)	(14,474,181)	(14,473,257)	924
Japanese Yen Expiring 09/06/16	Morgan Stanley	JPY	(1,588,600,670)	(15,527,766)	(15,521,758)	6,008
South Korean Won Expiring 08/05/16	Morgan Stanley	KRW	(3,103,731,200)	(2,687,911)	(2,770,716)	(82,805)
South Korean Won Expiring 09/06/16	Morgan Stanley	KRW	(3,227,632,975)	(2,901,243)	(2,880,756)	20,487
Norwegian Krone Expiring 08/05/16	Morgan Stanley	NOK	(2,915,745)	(348,048)	(346,174)	1,874
Norwegian Krone Expiring 09/06/16	Morgan Stanley	NOK	(2,936,595)	(348,696)	(348,674)	22
New Zealand Dollar Expiring 08/05/16	Morgan Stanley	NZD	(228,991)	(162,941)	(165,109)	(2,168)
New Zealand Dollar Expiring 09/06/16	Morgan Stanley	NZD	(255,146)	(183,602)	(183,689)	(87)
Swedish Krona Expiring 08/05/16	Morgan Stanley	SEK	(13,623,454)	(1,607,764)	(1,596,873)	10,891
Swedish Krona Expiring 09/06/16	Morgan Stanley	SEK	(14,310,568)	(1,679,222)	(1,680,109)	(887)
Singapore Dollar Expiring 08/05/16	Morgan Stanley	SGD	(1,107,755)	(821,661)	(824,742)	(3,081)
Singapore Dollar Expiring 09/06/16	Morgan Stanley	SGD	(1,114,942)	(829,769)	(829,886)	(117)
				$(126,355,261)	$(126,609,489)	$(254,228)

Net Unrealized Appreciation (Depreciation)						$(297,332)

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$129,414,049	$–		$–	$129,414,049
Preferred Stocks	791,078	–		–	791,078
Short-Term Investment:
Money Market Fund	521,595	–		–	521,595
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	785,287	–		–	785,287
Total Investments in Securities	131,512,009	–		–	131,512,009
Other Financial Instruments:
Forward Exchange Contracts	–	103,058	(b)	–	103,058
Total Investments in Securities and Other Financial Instruments	$131,512,009	$103,058		$–	$131,615,067

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$400,390	(b)	$–	$400,390
Total Other Financial Instruments	$–	$400,390		$–	$400,390

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia — 0.3%
BHP Billiton PLC	9,231	$115,782

Austria — 0.3%
ANDRITZ AG	314	16,012
Erste Group Bank AG*	1,267	33,586
OMV AG	636	16,902
Raiffeisen Bank International AG*	537	7,086
Telekom Austria AG*	331	1,948
Vienna Insurance Group AG Wiener Versicherung Gruppe	170	3,376
voestalpine AG	502	17,694

Total Austria		96,604

Belgium — 2.1%
Ackermans & van Haaren NV	110	13,315
Ageas	861	28,976
Anheuser-Busch InBev NV	3,491	450,110
bpost SA	439	11,500
Colruyt SA	276	15,398
Groupe Bruxelles Lambert SA	347	29,277
KBC Group NV*	1,212	63,002
Proximus SA	618	19,291
Solvay SA	311	32,277
Telenet Group Holding NV*	215	10,200
UCB SA	532	41,626
Umicore SA	406	23,490

Total Belgium		738,462

Chile — 0.0%(a)
Antofagasta PLC	1,563	10,386

Denmark — 3.1%
AP Moeller — Maersk A/S, Class A	20	26,145
AP Moeller — Maersk A/S, Class B	27	36,655
Carlsberg A/S, Class B	467	46,374
Chr Hansen Holding A/S	393	24,733
Coloplast A/S, Class B	441	34,609
Danske Bank A/S	3,224	87,635
DONG Energy A/S‡*	350	14,260
DSV A/S	798	35,536
Genmab A/S*	238	43,153
H Lundbeck A/S*	261	10,614
ISS A/S	816	31,480
Jyske Bank A/S	318	13,229
Novo Nordisk A/S, Class B	8,065	459,665
Novozymes A/S, Class B	980	48,105
Pandora A/S	469	61,063
TDC A/S	3,547	18,675
Tryg A/S	514	9,590
Vestas Wind Systems A/S	963	67,236
William Demant Holding A/S*	523	10,678

Total Denmark		1,079,435

Finland — 1.6%
Elisa OYJ	706	25,611
Fortum OYJ	1,946	32,315
Kesko OYJ, Class B	299	13,327
Kone OYJ, Class B	1,666	84,376
Metso OYJ	591	16,397
Neste Oyj	566	21,437
Nokia OYJ	24,983	143,597
Nokian Renkaat OYJ	590	21,924
Orion OYJ, Class B	448	18,351
Sampo OYJ, Class A	2,065	85,602
Stora Enso OYJ, Class R	2,531	22,982
UPM-Kymmene OYJ	2,332	48,061

	Shares	Value
Common Stocks (continued)
Finland (continued)
Wartsila OYJ Abp	688	$29,866

Total Finland		563,846

France — 14.7%
Accor SA	905	37,875
Aeroports de Paris	126	13,402
Air Liquide SA	1,501	160,112
Airbus Group SE	2,424	142,661
Alstom SA*	673	16,568
Amundi SA‡	184	8,044
Arkema SA	313	26,730
Atos SE	392	38,431
AXA SA	8,421	171,668
BioMerieux	63	8,711
BNP Paribas SA	4,275	212,040
Bollore SA	4,355	15,769
Bouygues SA	865	25,594
Bureau Veritas SA	1,139	24,748
Capgemini SA	705	67,760
Carrefour SA	2,417	60,557
Casino Guichard Perrachon SA	251	13,599
Christian Dior SE	228	41,240
Cie de Saint-Gobain	2,109	89,383
Cie Generale des Etablissements Michelin	793	81,086
CNP Assurances	742	11,338
Credit Agricole SA	4,698	41,608
Danone SA	2,493	192,024
Dassault Systemes	556	45,928
Edenred	900	20,415
Eiffage SA	315	24,210
Electricite de France SA	1,214	15,890
Engie SA	6,286	103,507
Essilor International SA	875	112,084
Euler Hermes Group	70	5,792
Eurazeo SA	191	12,211
Eutelsat Communications SA	723	14,375
Faurecia	327	12,904
Fonciere Des Regions	161	15,148
Gecina SA	177	26,780
Groupe Eurotunnel SE	2,062	21,430
Hermes International	105	45,182
ICADE	156	12,026
Iliad SA	103	20,024
Imerys SA	165	11,705
Ingenico Group SA	240	26,309
Ipsen SA	153	9,983
JCDecaux SA	328	11,229
Kering	329	62,507
Klepierre	897	42,957
Lagardere SCA	506	12,927
Legrand SA	1,169	64,512
L'Oreal SA	1,053	200,472
LVMH Moet Hennessy Louis Vuitton SE	1,096	188,007
Natixis SA	4,156	17,126
Orange SA	8,334	127,584
Orpea	186	16,442
Pernod Ricard SA	937	107,085
Peugeot SA*	1,714	25,894
Publicis Groupe SA	889	66,209
Remy Cointreau SA	104	9,097
Renault SA	755	66,065
Rexel SA	1,325	19,699
Safran SA	1,295	88,047
Sanofi	4,880	415,555

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Sartorius Stedim Biotech	106	$7,525
Schneider Electric SE	2,382	155,878
SCOR SE	704	20,575
SEB SA	118	15,716
SFR Group SA	417	9,853
Societe BIC SA	118	17,444
Societe Generale SA	3,205	109,509
Sodexo SA	402	47,089
Suez	1,450	23,536
Technip SA	504	28,138
Teleperformance	251	23,350
Thales SA	465	42,374
TOTAL SA	9,311	445,218
Unibail-Rodamco SE	431	118,636
Valeo SA	1,019	52,303
Veolia Environnement SA	2,072	46,016
Vinci SA	2,041	154,949
Vivendi SA	5,053	99,364
Wendel SA	137	14,626
Zodiac Aerospace	871	19,626

Total France		5,049,990

Germany — 13.2%
adidas AG	880	144,411
Allianz SE	1,991	285,652
Axel Springer SE	199	10,906
BASF SE	4,041	317,494
Bayer AG	3,623	389,828
Bayerische Motoren Werke AG	1,426	122,866
Beiersdorf AG	438	41,138
Brenntag AG	679	33,720
Commerzbank AG	4,621	30,467
Continental AG	473	99,175
Covestro AG‡	275	12,848
Daimler AG	4,177	284,086
Deutsche Bank AG*	6,036	81,166
Deutsche Boerse AG	827	69,461
Deutsche Lufthansa AG	1,044	12,410
Deutsche Post AG	4,162	124,220
Deutsche Telekom AG	13,838	235,597
Deutsche Wohnen AG	1,481	55,439
E.ON SE	8,195	87,902
Evonik Industries AG	675	21,044
Fielmann AG	111	8,580
Fraport AG Frankfurt Airport Services Worldwide	167	9,132
Fresenius Medical Care AG & Co. KGaA	942	86,125
Fresenius SE & Co. KGaA	1,713	127,940
FUCHS PETROLUB SE	150	5,769
GEA Group AG	784	41,850
Hannover Rueck SE	266	27,223
HeidelbergCement AG	623	52,766
Hella KGaA Hueck & Co.	205	7,478
Henkel AG & Co. KGaA	512	55,594
HOCHTIEF AG	98	12,849
HUGO BOSS AG	283	16,788
Infineon Technologies AG	4,910	81,261
K+S AG(b)	842	17,593
KION Group AG	291	15,955
LANXESS AG	412	19,465
LEG Immobilien AG*	275	27,612
Linde AG	817	117,582
MAN SE	155	16,255
Merck KGaA	570	62,950

	Shares	Value
Common Stocks (continued)
Germany (continued)
METRO AG	730	$23,494
MTU Aero Engines AG	225	22,997
Muenchener Rueckversicherungs-Gesellschaft AG	618	103,109
OSRAM Licht AG	369	19,183
ProSiebenSat.1 Media SE	941	43,027
Rational AG	18	8,710
RWE AG*	2,117	37,653
SAP SE	3,910	342,837
Siemens AG	3,325	361,110
Suedzucker AG	343	8,580
Symrise AG	538	37,926
Talanx AG	166	4,996
Telefonica Deutschland Holding AG	3,073	12,543
thyssenkrupp AG	1,890	43,327
TUI AG	2,113	27,619
United Internet AG	520	22,992
Volkswagen AG	132	19,580
Vonovia SE	2,040	80,870
Wacker Chemie AG	66	6,149
Wirecard AG	512	23,812
Zalando SE‡*	465	17,641

Total Germany		4,538,752

Ireland — 1.1%
Bank of Ireland*	122,228	25,286
CRH PLC(c)	3,625	110,793
Experian PLC	4,202	82,402
Glanbia PLC	788	15,178
Kerry Group PLC, Class A	640	54,785
Paddy Power Betfair PLC	360	42,062
Ryanair Holdings PLC	1,399	18,672
Smurfit Kappa Group PLC	1,036	24,140

Total Ireland		373,318

Italy — 3.0%
Assicurazioni Generali SpA	5,515	72,649
Atlantia SpA	2,092	52,285
Banca Mediolanum SpA	1,148	8,421
Banca Monte dei Paschi di Siena SpA*(b)	10,701	3,688
Banco Popolare SC	3,627	10,213
Davide Campari-Milano SpA	1,249	12,899
Enel SpA	33,289	153,294
Eni SpA	10,770	164,756
EXOR SpA	455	17,722
Ferrari NV	587	26,545
FinecoBank Banca Fineco SpA	947	5,623
Intesa Sanpaolo SpA	52,609	115,895
Intesa Sanpaolo SpA-RSP	4,077	8,498
Leonardo-Finmeccanica SpA*	1,714	19,569
Luxottica Group SpA	779	37,815
Mediaset SpA	3,345	10,129
Mediobanca SpA	2,498	17,501
Parmalat SpA	1,366	3,593
Poste Italiane SpA‡	2,028	14,117
Prysmian SpA	906	21,195
Recordati SpA	450	14,598
Saipem SpA*	25,535	11,162
Salvatore Ferragamo SpA	208	4,898
Snam SpA	10,708	61,967
Telecom Italia SpA*(b)	41,036	35,036
Telecom Italia SpA-RSP*	26,798	18,654
Terna Rete Elettrica Nazionale SpA	6,348	34,570
UniCredit SpA	22,144	54,280
Unione di Banche Italiane SpA	3,848	11,808

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Italy (continued)
UnipolSai SpA	4,706	$7,894

Total Italy		1,031,274

Jersey — 0.1%
Randgold Resources Ltd.	410	48,312

Jordan — 0.1%
Hikma Pharmaceuticals PLC	613	21,438

Luxembourg — 0.4%
ArcelorMittal*	8,092	52,022
Eurofins Scientific SE	38	14,255
RTL Group SA	170	14,494
SES SA	1,578	34,577
Tenaris SA	2,085	27,885

Total Luxembourg		143,233

Mexico — 0.1%
Fresnillo PLC	748	19,177

Netherlands — 5.9%
ABN AMRO Group NV‡	955	17,749
Aegon NV	8,460	34,493
Akzo Nobel NV	1,091	70,712
Altice NV, Class A*(b)	1,651	24,509
Altice NV, Class B*	548	8,104
ASML Holding NV	1,403	155,228
Boskalis Westminster NV	348	12,787
Gemalto NV	356	23,476
GrandVision NV‡	225	6,125
Heineken Holding NV	432	36,212
Heineken NV	949	89,609
ING Groep NV	16,882	188,783
Koninklijke Ahold Delhaize NV	5,569	133,020
Koninklijke DSM NV	770	49,304
Koninklijke KPN NV	13,580	44,692
Koninklijke Philips NV	3,995	106,637
Koninklijke Vopak NV	292	15,017
NN Group NV	1,462	39,442
OCI NV*	382	5,835
Randstad Holding NV	493	21,214
Royal Dutch Shell PLC, Class A(c)	18,402	474,965
Royal Dutch Shell PLC, Class B	16,372	435,177
Wolters Kluwer NV	1,283	53,981

Total Netherlands		2,047,071

Norway — 0.9%
DNB ASA	4,680	51,590
Gjensidige Forsikring ASA	774	13,076
Marine Harvest ASA*	1,643	28,011
Norsk Hydro ASA	5,918	25,315
Orkla ASA	3,487	32,416
Schibsted ASA, Class A	358	11,276
Schibsted ASA, Class B	392	11,565
Statoil ASA	4,184	65,967
Telenor ASA	3,044	50,921
Yara International ASA	777	25,304

Total Norway		315,441

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	181,995	4,111
EDP — Energias de Portugal SA	8,575	29,419
Galp Energia SGPS SA	2,111	28,823
Jeronimo Martins SGPS SA	1,084	18,153

Total Portugal		80,506

Russia — 0.1%
Polymetal International PLC	1,168	17,260

	Shares	Value
Common Stocks (continued)
South Africa — 0.1%
Investec PLC	2,265	$13,517
Mondi PLC	1,621	32,929

Total South Africa		46,446

Spain — 4.6%
Abertis Infraestructuras SA	2,429	38,217
Acciona SA	114	8,423
Acerinox SA	632	8,449
ACS Actividades de Construccion y Servicios SA	745	21,369
Aena SA‡	285	41,112
Amadeus IT Holding SA	1,819	85,422
Banco Bilbao Vizcaya Argentaria SA	28,149	164,471
Banco de Sabadell SA	21,241	29,050
Banco Popular Espanol SA	13,699	19,179
Banco Santander SA	62,946	267,057
Bankia SA	20,479	15,710
Bankinter SA	3,076	21,464
CaixaBank SA	11,565	29,059
Corp. Financiera Alba SA	77	3,277
Distribuidora Internacional de Alimentacion SA	2,739	17,094
EDP Renovaveis SA	925	7,488
Enagas SA	996	30,373
Endesa SA	1,395	29,319
Ferrovial SA	2,085	43,169
Gamesa Corp. Tecnologica SA	1,004	21,270
Gas Natural SDG SA	1,357	28,081
Grifols SA	1,466	32,148
Iberdrola SA	23,665	162,618
Industria de Diseno Textil SA	4,641	160,572
Mapfre SA	4,513	11,062
Mediaset Espana Comunicacion SA	802	9,220
Red Electrica Corp. SA	1,900	43,535
Repsol SA	4,788	60,368
Telefonica SA	18,720	183,546
Zardoya Otis SA(b)	813	7,982

Total Spain		1,600,104

Sweden — 4.4%
Alfa Laval AB	1,405	22,211
Assa Abloy AB, B Shares	4,108	90,407
Atlas Copco AB, A Shares	2,712	76,370
Atlas Copco AB, B Shares	1,723	44,199
Boliden AB	1,203	26,532
Electrolux AB	982	26,675
Getinge AB, B Shares	802	16,306
Hennes & Mauritz AB, B Shares	4,155	125,866
Hexagon AB, B Shares	1,131	44,732
Husqvarna AB, B Shares	1,681	14,469
Industrivarden AB, A Shares	866	15,892
Industrivarden AB, C Shares	723	12,201
Investment AB Latour, B Shares	137	5,335
Investor AB, B Shares	1,985	68,575
Kinnevik AB, B Shares	907	23,192
Lundin Petroleum AB*	794	13,175
Meda AB, A Shares	1,221	22,836
Melker Schorling AB	47	2,996
Nordea Bank AB	13,887	124,087
Sandvik AB	4,798	51,559
Securitas AB, B Shares	1,352	22,308
Skandinaviska Enskilda Banken AB, A Shares	6,356	55,900
Skanska AB, B Shares	1,578	33,637
SKF AB, A Shares	77	1,233

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
SKF AB, B Shares	1,670	$26,537
Svenska Cellulosa AB SCA, B Shares	2,608	77,781
Svenska Handelsbanken AB, A Shares	6,302	76,067
Svenska Handelsbanken AB, B Shares	188	2,337
Swedbank AB, A Shares	4,614	97,218
Swedish Match AB	831	30,393
Tele2 AB, B Shares	1,406	11,912
Telefonaktiebolaget LM Ericsson, B Shares	13,031	97,426
Telia Co. AB	11,360	51,985
Trelleborg AB, B Shares	1,071	19,579
Volvo AB, B Shares	6,753	72,172

Total Sweden		1,504,100

Switzerland — 15.2%
ABB Ltd.*	8,518	181,562
Actelion Ltd.*	423	75,238
Adecco SA	707	38,918
Aryzta AG*	369	13,917
Baloise Holding AG	206	23,276
Banque Cantonale Vaudoise	12	8,145
Barry Callebaut AG*	8	10,496
Chocoladefabriken Lindt & Spruengli AG	1	70,852
Chocoladefabriken Lindt & Sprungli AG	4	23,591
Cie Financiere Richemont SA	2,235	136,327
Clariant AG*	1,223	21,348
Coca-Cola HBC AG*(b)	862	17,865
Credit Suisse Group AG*	8,527	98,377
DKSH Holding AG	118	8,364
Dufry AG*	213	24,596
EMS-Chemie Holding AG	32	17,565
Galenica AG	23	29,748
GAM Holding AG*	700	7,714
Geberit AG	163	63,078
Givaudan SA	41	84,507
Glencore PLC*	50,950	126,330
Helvetia Holding AG	26	13,102
Julius Baer Group Ltd.*	959	39,473
Kuehne + Nagel International AG	223	31,381
LafargeHolcim Ltd.*	2,119	101,121
Lonza Group AG*	228	43,102
Nestle SA	13,482	1,083,917
Novartis AG	10,331	858,378
Pargesa Holding SA	125	8,730
Partners Group Holding AG	80	36,712
PSP Swiss Property AG	179	18,105
Roche Holding AG	3,080	788,763
Roche Holding AG	119	30,734
Schindler Holding AG - Participating Certificate	178	34,239
Schindler Holding AG - Registered	91	17,627
SGS SA	22	48,828
Sika AG	9	42,334
Sonova Holding AG	228	31,330
STMicroelectronics NV	2,785	20,327
Straumann Holding AG	45	17,240
Sulzer AG	57	5,809
Swatch Group AG (The) - Bearer	133	34,968
Swatch Group AG (The) - Registered	212	10,858
Swiss Life Holding AG*	141	32,316
Swiss Prime Site AG*	278	25,615
Swiss Re AG	1,486	125,083
Swisscom AG	100	49,366
Syngenta AG	404	159,309
UBS Group AG	15,818	218,501

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Wolseley PLC	1,106	$61,807
Zurich Insurance Group AG*	659	158,809

Total Switzerland		5,229,698

United Kingdom — 26.8%
3i Group PLC	4,299	35,217
Aberdeen Asset Management PLC	4,408	18,640
Admiral Group PLC	880	25,284
Aggreko PLC	1,080	18,440
Anglo American PLC	5,718	63,050
ARM Holdings PLC	6,173	137,035
Ashmore Group PLC	1,717	7,591
Ashtead Group PLC	2,245	35,649
Associated British Foods PLC	1,524	54,450
AstraZeneca PLC(c)	5,522	370,097
Auto Trader Group PLC‡	4,324	21,282
Aviva PLC(c)	17,680	91,806
Babcock International Group PLC	1,129	14,540
BAE Systems PLC	13,822	97,997
Barclays PLC	73,182	150,167
Barratt Developments PLC	4,433	25,750
Bellway PLC	539	15,000
Berkeley Group Holdings PLC	568	20,233
Booker Group PLC	7,238	16,721
BP PLC(c)	80,777	457,787
British American Tobacco PLC(c)	8,148	521,919
British Land Co. PLC (The)	4,554	40,571
BT Group PLC	36,572	200,709
Bunzl PLC	1,454	45,656
Burberry Group PLC	1,975	34,613
Capita PLC	2,948	37,575
Capital & Counties Properties PLC	3,232	12,487
Centrica PLC	23,710	75,898
CNH Industrial NV	4,087	29,158
Cobham PLC(b)	7,533	17,113
Compass Group PLC	7,200	137,274
Croda International PLC	575	25,384
CYBG PLC*(b)	3,920	13,574
Daily Mail & General Trust PLC, Class A	1,180	11,249
DCC PLC	389	34,836
Derwent London PLC	437	16,489
Diageo PLC(c)	11,015	316,038
Direct Line Insurance Group PLC	6,128	28,493
Dixons Carphone PLC	4,449	20,645
DS Smith PLC	4,206	21,902
easyJet PLC	988	13,655
Fiat Chrysler Automobiles NV	3,917	25,230
G4S PLC	6,854	16,953
GKN PLC	7,631	29,321
GlaxoSmithKline PLC(c)	21,254	476,336
Halma PLC	1,680	23,398
Hammerson PLC	3,510	25,981
Hargreaves Lansdown PLC	963	16,609
Henderson Group PLC	4,670	14,323
Howden Joinery Group PLC	2,692	15,440
HSBC Holdings PLC(c)	86,580	569,129
ICAP PLC	2,374	14,026
IMI PLC	1,205	17,151
Imperial Brands PLC	4,212	222,768
Inchcape PLC	1,944	17,396
Informa PLC	2,886	27,359
Inmarsat PLC	1,992	20,682
InterContinental Hotels Group PLC	862	34,586

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
International Consolidated Airlines Group SA	4,539	$24,467
Intertek Group PLC	703	33,835
Intu Properties PLC	4,153	16,547
ITV PLC	16,656	43,344
J Sainsbury PLC	6,230	18,553
John Wood Group PLC	1,661	14,544
Johnson Matthey PLC	854	37,145
Just Eat PLC*	2,028	14,459
Kingfisher PLC	10,070	44,963
Land Securities Group PLC	3,441	49,981
Legal & General Group PLC(c)	25,954	70,882
Lloyds Banking Group PLC	279,681	197,363
London Stock Exchange Group PLC	1,364	50,255
Marks & Spencer Group PLC	7,220	30,608
Meggitt PLC	3,464	20,149
Melrose Industries PLC	659	5,989
Merlin Entertainments PLC‡	3,156	19,828
Micro Focus International PLC	979	25,164
National Grid PLC	16,488	237,081
Next PLC	635	42,365
Old Mutual PLC	21,363	59,734
Pearson PLC	3,593	42,075
Pennon Group PLC	1,838	22,012
Persimmon PLC	1,350	30,238
Petrofac Ltd.(b)	1,174	11,620
Provident Financial PLC	645	23,199
Prudential PLC	11,155	197,720
Reckitt Benckiser Group PLC(c)	2,754	267,728
RELX NV	4,058	73,400
RELX PLC	4,791	91,281
Rentokil Initial PLC	8,142	23,242
Rightmove PLC	396	21,299
Rio Tinto PLC	5,292	172,950
Rolls-Royce Holdings PLC*	7,239	76,025
Royal Bank of Scotland Group PLC*	14,575	37,232
Royal Mail PLC	4,064	27,491
RSA Insurance Group PLC	4,518	29,855
SABMiller PLC	4,181	245,026
Sage Group PLC (The)	4,795	45,360
Schroders PLC	499	17,345
Segro PLC	3,362	19,774
Severn Trent PLC	1,032	33,556
Sky PLC	4,590	56,097
Smith & Nephew PLC	3,926	64,792
Smiths Group PLC	1,713	28,725
Sports Direct International PLC*	1,133	4,355
SSE PLC(b)	4,407	88,704
St James's Place PLC	2,288	28,130
Standard Chartered PLC	11,733	94,184
Standard Life PLC	8,698	34,980
TalkTalk Telecom Group PLC	2,339	7,112
Tate & Lyle PLC	2,070	19,870
Taylor Wimpey PLC	14,516	29,815
Tesco PLC*	35,495	73,518
Travis Perkins PLC	1,103	22,845
Unilever NV	6,809	315,493
Unilever PLC	5,277	247,567
United Utilities Group PLC	2,985	40,306
Vodafone Group PLC(c)	116,084	353,793
Weir Group PLC (The)	956	18,595
Whitbread PLC	803	41,142
William Hill PLC	3,925	16,671
Wm Morrison Supermarkets PLC	9,651	23,808

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Worldpay Group PLC‡*	5,879	$22,901
WPP PLC	5,669	127,804

Total United Kingdom		9,225,553

United States — 0.9%
Carnival PLC	806	38,974
QIAGEN NV*	991	26,015
Shire PLC	3,842	248,471

Total United States		313,460

Total Common Stocks
(Cost $37,851,873)		34,209,648
Preferred Stocks — 0.9%
Germany — 0.8%
Bayerische Motoren Werke AG	239	17,318
FUCHS PETROLUB SE	307	12,958
Henkel AG & Co. KGaA	764	95,174
Porsche Automobil Holding SE	671	35,169
RWE AG	145	1,882
Sartorius AG	165	13,189
Volkswagen AG	809	113,807

Total Germany		289,497

Spain — 0.1%
Grifols SA, Class B	1,154	19,402

Total Preferred Stocks
(Cost $342,987)		308,899
Right — 0.0%(a)
Spain - 0.0%(a)
Zardoya Otis SA*(b)	792	319

(Cost $0)
Investment of Cash Collateral For Securities Loaned — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $240,727)	240,727	240,727

Total Investments — 100.8%
(Cost $38,435,587)		34,759,593
Liabilities in Excess of Other Assets — (0.8)%		(281,528)
Net Assets — 100.0%		$34,478,065

1

1

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $192,540; total market value of collateral held by the Fund was $254,596. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $13,869.
(c)	All of a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $3,785,679.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

		% of
Industry	Value	Net Assets
Financials	$5,977,743	17.3%
Consumer Staples	5,445,264	15.8
Health Care	5,070,253	14.7
Industrials	4,367,865	12.7
Consumer Discretionary	3,684,197	10.7
Materials	2,596,009	7.5
Energy	2,292,942	6.7
Information Technology	1,530,438	4.4
Telecommunication Services	1,499,535	4.3
Utilities	1,449,602	4.2
Real Estate	605,018	1.8
Money Market Fund	240,727	0.7
Total Investments	$34,759,593	100.8%
Liabilities in Excess of Other Assets	(281,528)	(0.8)
Total Net Assets	$34,478,065	100.0%

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 08/05/16	Morgan Stanley	CHF	802,553	$816,676	$830,657	$13,981
Swiss Franc Expiring 08/05/16	Morgan Stanley	CHF	2,421,868	2,508,731	2,506,678	(2,053)
Danish Krone Expiring 08/05/16	Morgan Stanley	DKK	1,223,930	181,776	184,047	2,271
Danish Krone Expiring 08/05/16	Morgan Stanley	DKK	3,517,888	529,061	528,996	(65)
Euro Expiring 08/05/16	Morgan Stanley	EUR	2,107,253	2,328,930	2,356,900	27,970
Euro Expiring 08/05/16	Morgan Stanley	EUR	6,783,115	7,588,343	7,586,714	(1,629)
British Pound Expiring 08/05/16	Morgan Stanley	GBP	1,156,414	1,503,269	1,535,493	32,224
British Pound Expiring 08/05/16	Morgan Stanley	GBP	3,898,303	5,179,694	5,176,188	(3,506)
Norwegian Krone Expiring 08/05/16	Morgan Stanley	NOK	392,943	46,242	46,653	411
Norwegian Krone Expiring 08/05/16	Morgan Stanley	NOK	1,332,225	158,182	158,169	(13)
Swedish Krona Expiring 08/05/16	Morgan Stanley	SEK	7,993,501	935,619	936,958	1,339
				$21,776,523	$21,847,453	$70,930

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Swiss Franc Expiring 08/05/16	Morgan Stanley	CHF	(3,224,421)	$(3,312,465)	$(3,337,336)	$(24,871)
Swiss Franc Expiring 09/06/16	Morgan Stanley	CHF	(2,420,941)	(2,511,953)	(2,510,358)	1,595
Danish Krone Expiring 08/05/16	Morgan Stanley	DKK	(4,741,818)	(708,538)	(713,043)	(4,505)
Danish Krone Expiring 09/06/16	Morgan Stanley	DKK	(3,588,845)	(540,415)	(540,397)	18
Euro Expiring 08/05/16	Morgan Stanley	EUR	(8,890,368)	(9,881,095)	(9,943,614)	(62,519)
Euro Expiring 09/06/16	Morgan Stanley	EUR	(7,079,617)	(7,929,693)	(7,928,821)	872
British Pound Expiring 08/05/16	Morgan Stanley	GBP	(5,054,717)	(6,699,271)	(6,711,681)	(12,410)
British Pound Expiring 09/06/16	Morgan Stanley	GBP	(4,048,314)	(5,381,665)	(5,378,259)	3,406
Norwegian Krone Expiring 08/05/16	Morgan Stanley	NOK	(1,725,168)	(206,132)	(204,822)	1,310
Norwegian Krone Expiring 09/06/16	Morgan Stanley	NOK	(1,328,463)	(157,744)	(157,734)	10
Swedish Krona Expiring 08/05/16	Morgan Stanley	SEK	(7,993,501)	(944,498)	(936,958)	7,540
Swedish Krona Expiring 09/06/16	Morgan Stanley	SEK	(6,415,211)	(752,770)	(753,167)	(397)
				$(39,026,239)	$(39,116,190)	$(89,951)

Net Unrealized Appreciation (Depreciation)						$(19,021)

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Europe ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$34,209,648	$–		$–	$34,209,648
Preferred Stocks	308,899	–		–	308,899
Rights	319	–		–	319
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	240,727	–		–	240,727
Total Investments in Securities	34,759,593	–		–	34,759,593
Other Financial Instruments:
Forward Exchange Contracts	–	92,947	(b)	–	92,947
Total Investments in Securities and Other Financial Instruments	$34,759,593	$92,947		$–	$34,852,540

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$111,968	(b)	$–	$111,968
Total Other Financial Instruments	$–	$111,968		$–	$111,968

(a) For a complete listing of investments and their countries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks — 101.0%
Consumer Discretionary — 21.0%
ABC-Mart, Inc.	198	$12,751
Aisin Seiki Co., Ltd.	1,538	71,209
Aoyama Trading Co., Ltd.	398	14,738
Asics Corp.	1,376	25,550
ASKUL Corp.	173	6,018
Autobacs Seven Co., Ltd.	591	8,604
Bandai Namco Holdings, Inc.	1,524	40,700
Benesse Holdings, Inc.	574	13,912
Bic Camera, Inc.	1,235	11,014
Bridgestone Corp.	5,091	178,882
Calsonic Kansei Corp.	1,249	9,786
Canon Marketing Japan, Inc.	379	6,572
Casio Computer Co., Ltd.	1,758	25,336
CyberAgent, Inc.	374	21,203
Denso Corp.	3,984	157,284
Dentsu, Inc.	1,763	85,152
Don Quijote Holdings Co., Ltd.	911	36,045
Exedy Corp.	241	5,761
Fast Retailing Co., Ltd.	404	131,782
Fuji Heavy Industries Ltd.	4,964	194,472
Fuji Media Holdings, Inc.	129	1,550
H2O Retailing Corp.	724	9,601
Hakuhodo DY Holdings, Inc.	1,859	21,948
Haseko Corp.	2,181	23,388
Heiwa Corp.	426	8,787
Hikari Tsushin, Inc.	188	15,684
HIS Co., Ltd.	287	7,684
Honda Motor Co., Ltd.	14,215	394,125
Iida Group Holdings Co., Ltd.	1,236	24,772
Isetan Mitsukoshi Holdings Ltd.	2,830	28,138
Isuzu Motors Ltd.	4,241	55,824
Izumi Co., Ltd.	321	14,016
J Front Retailing Co., Ltd.	1,936	22,612
Koito Manufacturing Co., Ltd.	890	44,463
Komeri Co., Ltd.	233	5,275
K's Holdings Corp.	664	12,343
Laox Co., Ltd.*	221	1,492
Marui Group Co., Ltd.	1,757	25,545
Mazda Motor Corp.	4,502	67,979
Mitsubishi Motors Corp.	4,830	22,716
NGK Spark Plug Co., Ltd.	1,527	25,419
NHK Spring Co., Ltd.	1,356	12,014
Nifco, Inc.	343	19,445
Nikon Corp.	2,745	39,132
Nippon Television Holdings, Inc.	143	2,418
Nissan Motor Co., Ltd.	19,934	196,841
Nissan Shatai Co., Ltd.	593	6,012
Nitori Holdings Co., Ltd.	587	72,971
NOK Corp.	931	17,996
Oriental Land Co., Ltd.	1,536	97,569
PanaHome Corp.	635	5,050
Panasonic Corp.	16,862	166,341
Rakuten, Inc.	6,659	76,379
Resorttrust, Inc.(a)	546	12,493
Rinnai Corp.	292	28,862
Ryohin Keikaku Co., Ltd.	186	41,616
Sankyo Co., Ltd.	418	15,315
Sanrio Co., Ltd.	496	8,876
Sega Sammy Holdings, Inc.	1,630	18,020
Sekisui Chemical Co., Ltd.	2,890	42,553
Sekisui House Ltd.	4,658	78,561
Sharp Corp.*	11,617	10,429
Shimachu Co., Ltd.	396	8,968
Shimamura Co., Ltd.	171	25,095

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Shimano, Inc.	625	$99,100
Shochiku Co., Ltd.	922	10,580
SKY Perfect JSAT Holdings, Inc.	996	4,422
Skylark Co., Ltd.	778	10,370
Sony Corp.	9,958	318,897
Stanley Electric Co., Ltd.	1,171	28,782
Start Today Co., Ltd.	363	17,356
Sumitomo Electric Industries Ltd.	6,070	84,963
Sumitomo Forestry Co., Ltd.	1,082	15,361
Sumitomo Rubber Industries Ltd.	1,394	19,913
Suzuki Motor Corp.	3,252	101,160
Takashimaya Co., Ltd.	2,430	18,566
Toho Co., Ltd.	906	26,565
Tokai Rika Co., Ltd.	411	7,945
Tokyo Broadcasting System Holdings, Inc.	291	4,168
Toyo Tire & Rubber Co., Ltd.	839	8,571
Toyoda Gosei Co., Ltd.	619	13,632
Toyota Boshoku Corp.	501	11,669
Toyota Industries Corp.	1,273	58,070
Toyota Motor Corp.	22,221	1,277,949
TS Tech Co., Ltd.	417	9,643
TV Asahi Holdings Corp.	183	3,027
USS Co., Ltd.	1,713	29,301
Wacoal Holdings Corp.	1,014	11,180
Yamada Denki Co., Ltd.	5,566	29,436
Yamaha Corp.	1,300	36,329
Yamaha Motor Co., Ltd.	2,181	37,412
Yokohama Rubber Co., Ltd. (The)	852	11,606

Total Consumer Discretionary		5,199,061

Consumer Staples — 9.3%
Aeon Co., Ltd.	5,499	79,519
Ajinomoto Co., Inc.	4,099	105,530
Asahi Group Holdings Ltd.	3,013	102,780
Calbee, Inc.	582	25,612
Coca-Cola East Japan Co., Ltd.	602	11,672
Coca-Cola West Co., Ltd.	517	14,337
Cosmos Pharmaceutical Corp.	71	14,895
Ezaki Glico Co., Ltd.	404	24,283
FamilyMart Co., Ltd.	392	23,179
House Foods Group, Inc.	604	14,864
Ito En Ltd.	463	17,145
Japan Tobacco, Inc.	9,510	373,496
Kagome Co., Ltd.	619	16,863
Kao Corp.	3,974	215,325
Kewpie Corp.	875	27,022
Kikkoman Corp.	1,371	48,895
Kirin Holdings Co., Ltd.	6,655	114,742
Kobayashi Pharmaceutical Co., Ltd.	488	23,261
Kose Corp.	227	21,219
Lawson, Inc.	512	39,517
Lion Corp.	1,944	29,534
Matsumotokiyoshi Holdings Co., Ltd.	324	14,432
MEIJI Holdings Co., Ltd.	1,085	113,915
Mitsubishi Shokuhin Co., Ltd.	121	3,345
NH Foods Ltd.	1,524	37,221
Nichirei Corp.	1,870	17,882
Nisshin Seifun Group, Inc.	2,064	34,177
Nissin Foods Holdings Co., Ltd.	564	32,139
Pigeon Corp.	840	21,147
Pola Orbis Holdings, Inc.	154	15,267
Sapporo Holdings Ltd.	515	14,447
Seven & i Holdings Co., Ltd.	6,183	259,603

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Shiseido Co., Ltd.	3,107	$87,949
Sugi Holdings Co., Ltd.	295	14,853
Sundrug Co., Ltd.	269	23,439
Suntory Beverage & Food Ltd.	988	43,141
Takara Holdings, Inc.	1,447	12,905
Toyo Suisan Kaisha Ltd.	709	31,685
Tsuruha Holdings, Inc.	279	31,851
Unicharm Corp.	3,097	64,185
UNY Group Holdings Co., Ltd.	1,748	14,191
Welcia Holdings Co., Ltd.	206	13,648
Yakult Honsha Co., Ltd.	799	38,514
Yamazaki Baking Co., Ltd.	996	27,474

Total Consumer Staples		2,311,100

Energy — 0.8%
Cosmo Energy Holdings Co., Ltd.	533	5,929
Idemitsu Kosan Co., Ltd.	786	15,385
Inpex Corp.	7,181	57,218
Japan Petroleum Exploration Co., Ltd.	261	5,460
JX Holdings, Inc.	19,188	72,626
Showa Shell Sekiyu K.K.	1,572	14,096
TonenGeneral Sekiyu K.K.	2,329	21,112

Total Energy		191,826

Financials — 13.0%
77 Bank Ltd. (The)	2,999	11,617
Acom Co., Ltd.*	3,203	15,314
AEON Financial Service Co., Ltd.	836	19,447
Aiful Corp.*	2,369	7,189
Aozora Bank Ltd.	9,092	33,623
Aplus Financial Co., Ltd.*	793	751
Awa Bank Ltd. (The)	1,794	11,098
Bank of Kyoto Ltd. (The)	2,978	20,312
Century Tokyo Leasing Corp.	379	13,276
Chiba Bank Ltd. (The)	5,195	25,193
Chugoku Bank Ltd. (The)	1,450	16,540
Concordia Financial Group Ltd.*	9,426	40,855
Credit Saison Co., Ltd.	1,248	20,970
Dai-ichi Life Insurance Co., Ltd. (The)	8,959	118,538
Daishi Bank Ltd. (The)	2,734	10,511
Daiwa Securities Group, Inc.	13,413	76,603
Fukuoka Financial Group, Inc.	5,697	22,013
Gunma Bank Ltd. (The)	3,595	14,663
Hachijuni Bank Ltd. (The)	3,390	16,043
Hiroshima Bank Ltd. (The)	4,785	17,555
Hitachi Capital Corp.	354	6,563
Hokuhoku Financial Group, Inc.	10,619	13,781
Hyakugo Bank Ltd. (The)	1,730	6,718
Hyakujushi Bank Ltd. (The)	2,146	7,224
Iyo Bank Ltd. (The)	2,221	14,498
Jafco Co., Ltd.	250	6,645
Japan Exchange Group, Inc.	4,352	62,423
Japan Post Bank Co., Ltd.	3,215	39,590
Japan Post Holdings Co., Ltd.	3,530	46,947
Japan Post Insurance Co., Ltd.	551	12,000
Joyo Bank Ltd. (The)	5,318	21,016
Juroku Bank Ltd. (The)	2,873	8,270
Keiyo Bank Ltd. (The)	1,939	8,344
Kyushu Financial Group, Inc.	3,160	17,637
Matsui Securities Co., Ltd.	857	7,568
Mitsubishi UFJ Financial Group, Inc.	109,068	555,530
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,590	14,677
Mizuho Financial Group, Inc.	198,323	323,362

	Shares	Value
Common Stocks (continued)
Financials (continued)
MS&AD Insurance Group Holdings, Inc.	4,090	$119,964
Musashino Bank Ltd. (The)	263	6,675
Nihon M&A Center, Inc.	258	15,835
Nishi-Nippon City Bank Ltd. (The)	5,866	11,505
Nomura Holdings, Inc.	27,066	123,914
North Pacific Bank Ltd.	2,346	7,737
Okasan Securities Group, Inc.	1,537	7,859
Orient Corp.*	3,179	6,018
ORIX Corp.	10,394	148,478
Resona Holdings, Inc.	17,310	70,095
San-In Godo Bank Ltd. (The)	1,262	9,814
SBI Holdings, Inc.	1,609	17,725
Senshu Ikeda Holdings, Inc.	2,205	9,660
Seven Bank Ltd.	5,358	18,507
Shiga Bank Ltd. (The)	2,065	9,934
Shinsei Bank Ltd.	13,240	20,154
Shizuoka Bank Ltd. (The)	4,195	31,518
Sompo Japan Nipponkoa Holdings, Inc.	2,979	97,784
Sony Financial Holdings, Inc.	1,423	18,175
Sumitomo Mitsui Financial Group, Inc.	10,296	332,333
Sumitomo Mitsui Trust Holdings, Inc.	29,990	101,542
Suruga Bank Ltd.	1,353	31,236
T&D Holdings, Inc.	4,905	51,043
Tokai Tokyo Financial Holdings, Inc.	1,917	9,035
Tokio Marine Holdings, Inc.	5,564	219,335
Yamaguchi Financial Group, Inc.	1,853	18,442
Zenkoku Hosho Co., Ltd.	411	16,382

Total Financials		3,215,603

Health Care — 8.9%
Alfresa Holdings Corp.	1,402	31,026
Asahi Intecc Co., Ltd.	381	17,640
Astellas Pharma, Inc.	16,860	283,207
Chugai Pharmaceutical Co., Ltd.	1,731	65,281
Daiichi Sankyo Co., Ltd.	5,355	128,591
Eisai Co., Ltd.	2,107	124,259
Hisamitsu Pharmaceutical Co., Inc.	568	32,256
Hoya Corp.	3,134	112,382
Kaken Pharmaceutical Co., Ltd.	278	18,527
Kissei Pharmaceutical Co., Ltd.	270	6,210
KYORIN Holdings, Inc.	387	8,349
Kyowa Hakko Kirin Co., Ltd.	2,005	35,274
M3, Inc.	1,412	45,604
Medipal Holdings Corp.	1,236	20,406
Miraca Holdings, Inc.	444	20,492
Mitsubishi Tanabe Pharma Corp.	1,751	32,872
Mochida Pharmaceutical Co., Ltd.	109	8,349
Nihon Kohden Corp.	609	17,055
Nippon Shinyaku Co., Ltd.	399	22,036
Nipro Corp.	1,005	12,572
Olympus Corp.	2,550	89,077
Ono Pharmaceutical Co., Ltd.	3,613	130,545
Otsuka Holdings Co., Ltd.	3,350	159,974
Rohto Pharmaceutical Co., Ltd.	806	14,046
Santen Pharmaceutical Co., Ltd.	3,112	52,138
Sawai Pharmaceutical Co., Ltd.	252	20,089
Shionogi & Co., Ltd.	2,349	122,624
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,241	23,322
Suzuken Co., Ltd.	649	20,898
Sysmex Corp.	1,136	79,587
Taisho Pharmaceutical Holdings Co., Ltd.	355	39,038
Takeda Pharmaceutical Co., Ltd.	6,134	274,604
Terumo Corp.	2,503	108,316

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Tsumura & Co.,	556	$15,787

Total Health Care		2,192,433

Industrials — 20.8%
Amada Holdings Co., Ltd.	2,789	30,670
ANA Holdings, Inc.	9,123	26,198
Asahi Glass Co., Ltd.	7,478	43,561
Central Japan Railway Co.,	1,435	269,119
Chiyoda Corp.	1,285	9,128
COMSYS Holdings Corp.	916	15,346
Dai Nippon Printing Co., Ltd.	4,810	54,162
Daikin Industries Ltd.	2,114	185,894
DMG Mori Co., Ltd.	815	8,676
East Japan Railway Co.	3,009	278,483
Ebara Corp.	3,511	19,253
FANUC Corp.	1,551	262,195
Fuji Electric Co., Ltd.	4,455	19,866
Fujikura Ltd.	2,317	13,203
Fukuyama Transporting Co., Ltd.	1,307	7,422
Furukawa Electric Co., Ltd.	5,125	13,502
Glory Ltd.	462	12,938
GS Yuasa Corp.	3,180	13,125
Hankyu Hanshin Holdings, Inc.	2,003	74,855
Hino Motors Ltd.	2,105	22,368
Hitachi Construction Machinery Co., Ltd.	852	14,008
Hitachi Transport System Ltd.	356	7,003
Hoshizaki Corp.	309	28,191
IHI Corp.	11,671	33,139
ITOCHU Corp.	11,400	130,424
Japan Airlines Co., Ltd.	477	14,875
Japan Airport Terminal Co., Ltd.(a)	458	20,468
Japan Steel Works Ltd. (The)	2,897	13,060
JGC Corp.	1,691	24,997
JTEKT Corp.	1,760	24,987
Kajima Corp.	6,556	48,745
Kamigumi Co., Ltd.	1,741	15,799
Kandenko Co., Ltd.	855	8,368
Kawasaki Heavy Industries Ltd.	11,255	33,715
Kawasaki Kisen Kaisha Ltd.	6,761	16,757
Keihan Holdings Co., Ltd.	3,830	27,617
Keikyu Corp.	3,869	39,413
Keio Corp.	4,474	41,865
Keisei Electric Railway Co., Ltd.	2,191	28,904
Kinden Corp.	1,088	13,228
Kintetsu Group Holdings Co., Ltd.	14,318	62,170
Komatsu Ltd.	7,470	147,199
Kubota Corp.	8,916	132,020
Kurita Water Industries Ltd.	888	19,816
LIXIL Group Corp.	2,031	38,149
Mabuchi Motor Co., Ltd.	430	19,804
Maeda Road Construction Co., Ltd.	473	9,004
Makita Corp.	968	68,478
Marubeni Corp.	13,202	61,988
Minebea Co., Ltd.	2,691	21,715
MISUMI Group, Inc.	2,094	38,862
Mitsubishi Corp.	10,920	189,503
Mitsubishi Electric Corp.	15,658	186,014
Mitsubishi Heavy Industries Ltd.	25,400	109,818
Mitsubishi Logistics Corp.	1,108	15,568
Mitsui & Co., Ltd.	13,498	159,168
Mitsui Engineering & Shipbuilding Co., Ltd.	6,016	8,923
Mitsui OSK Lines Ltd.	8,738	18,843
MonotaRO Co., Ltd.	474	13,866

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Nabtesco Corp.	910	$24,587
Nagase & Co., Ltd.	917	10,800
Nagoya Railroad Co., Ltd.	7,096	40,020
Nankai Electric Railway Co., Ltd.	4,243	23,599
NGK Insulators Ltd.	2,113	51,317
Nidec Corp.	1,921	176,852
Nippo Corp.	419	7,731
Nippon Express Co., Ltd.	5,934	30,282
Nippon Yusen K.K.	12,593	22,609
Nishi-Nippon Railroad Co., Ltd.	3,116	16,327
Nisshinbo Holdings, Inc.	1,060	9,940
NSK Ltd.	3,629	31,125
NTN Corp.	3,556	11,693
Obayashi Corp.	5,376	59,223
Odakyu Electric Railway Co., Ltd.	4,778	56,878
OKUMA Corp.	1,232	9,545
OSG Corp.	586	9,812
Park24 Co., Ltd.	803	27,345
Recruit Holdings Co., Ltd.	2,084	79,814
Sanwa Holdings Corp.	1,646	17,282
Secom Co., Ltd.	1,540	116,591
Seibu Holdings, Inc.	1,813	32,126
Seino Holdings Co., Ltd.	1,219	12,501
Shimizu Corp.	4,426	45,346
SMC Corp.	463	122,815
Sohgo Security Services Co., Ltd.	530	26,375
Sojitz Corp.	9,756	23,703
Sotetsu Holdings, Inc.	3,443	18,847
Sumitomo Corp.	8,922	94,369
Sumitomo Heavy Industries Ltd.	4,407	21,243
Tadano Ltd.	932	9,140
Taisei Corp.	8,625	77,847
Temp Holdings Co., Ltd.	1,132	18,556
THK Co., Ltd.	932	18,661
Tobu Railway Co., Ltd.	7,881	42,679
Toda Corp.	1,884	9,523
Tokyu Corp.	9,016	74,514
Toppan Forms Co., Ltd.	326	3,633
Toppan Printing Co., Ltd.	4,043	35,978
Toshiba Corp.*	30,231	79,409
TOTO Ltd.	1,115	48,251
Toyota Tsusho Corp.	1,758	39,213
Ushio, Inc.	994	12,434
West Japan Railway Co.,	1,458	91,121
Yamato Holdings Co., Ltd.	2,821	69,599

Total Industrials		5,147,690

Information Technology — 10.3%
Advantest Corp.	1,361	18,220
Alps Electric Co., Ltd.	1,466	33,473
Azbil Corp.	581	17,659
Brother Industries Ltd.	1,842	21,262
Canon, Inc.	8,309	237,956
Capcom Co., Ltd.	391	8,027
Citizen Holdings Co., Ltd.	2,418	13,071
COLOPL, Inc.	387	5,849
COOKPAD, Inc.	375	5,295
DeNA Co., Ltd.	824	21,290
Disco Corp.	214	22,176
FUJIFILM Holdings Corp.	3,192	116,144
Fujitsu Ltd.	13,877	58,630
Gree, Inc.	790	4,008
GungHo Online Entertainment, Inc.(a)	2,891	6,573

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Hamamatsu Photonics K.K.	1,040	$30,951
Hirose Electric Co., Ltd.	251	31,422
Hitachi High-Technologies Corp.	529	18,221
Hitachi Ltd.	36,760	170,914
Ibiden Co., Ltd.	838	10,834
Itochu Techno-Solutions Corp.	378	9,151
Japan Aviation Electronics Industry Ltd.	550	8,189
Japan Display, Inc.*	2,902	5,295
Kakaku.com, Inc.(a)	1,082	22,614
Keyence Corp.	361	256,858
Konami Holdings Corp.	738	28,732
Konica Minolta, Inc.	3,514	28,665
Kyocera Corp.	2,472	117,974
LINE Corp.*	265	10,110
Murata Manufacturing Co., Ltd.	1,501	187,836
NEC Corp.	20,304	56,265
Nexon Co., Ltd.	1,049	15,763
Nintendo Co., Ltd.	857	179,829
Nippon Electric Glass Co., Ltd.	3,378	15,492
Nomura Research Institute Ltd.	776	27,561
NS Solutions Corp.	276	5,257
NTT Data Corp.	984	49,063
OBIC Business Consultants Co., Ltd.	63	3,160
Obic Co., Ltd.	521	30,655
Omron Corp.	1,533	51,457
Oracle Corp. Japan	272	16,614
Otsuka Corp.	400	20,647
Ricoh Co., Ltd.	5,312	47,478
Rohm Co., Ltd.	693	29,956
SCREEN Holdings Co., Ltd.	1,631	19,575
SCSK Corp.	355	14,895
Seiko Epson Corp.	2,203	39,423
Shimadzu Corp.	2,100	30,921
Square Enix Holdings Co., Ltd.	618	19,387
Sumco Corp.	1,503	11,395
Taiyo Yuden Co., Ltd.	905	8,221
TDK Corp.	949	59,171
TIS, Inc.	675	17,612
Tokyo Electron Ltd.	1,237	108,981
Topcon Corp.	866	8,399
Trend Micro, Inc.	892	32,552
Yahoo Japan Corp.	10,205	45,307
Yaskawa Electric Corp.	2,070	28,681
Yokogawa Electric Corp.	1,905	24,927

Total Information Technology		2,546,043

Materials — 6.3%
Air Water, Inc.	1,193	20,511
Asahi Kasei Corp.	10,562	80,685
Daicel Corp.	2,441	27,724
Daido Steel Co., Ltd.	2,867	11,721
Denka Co., Ltd.	3,615	15,838
DIC Corp.	666	15,954
Dowa Holdings Co., Ltd.	1,864	9,913
FP Corp.	190	9,956
Hitachi Chemical Co., Ltd.	847	17,885
Hitachi Metals Ltd.	1,609	18,102
JFE Holdings, Inc.	4,007	53,037
JSR Corp.	1,477	20,393
Kaneka Corp.	2,645	20,208
Kansai Paint Co., Ltd.(a)	1,557	32,922
Kobe Steel Ltd.	23,168	20,346
Kuraray Co., Ltd.	2,735	34,906

	Shares	Value
Common Stocks (continued)
Materials (continued)
Lintec Corp.	407	$8,685
Maruichi Steel Tube Ltd.	507	18,848
Mitsubishi Chemical Holdings Corp.	10,277	56,396
Mitsubishi Gas Chemical Co., Inc.	3,143	18,094
Mitsubishi Materials Corp.	9,737	25,842
Mitsui Chemicals, Inc.	7,099	30,478
Mitsui Mining & Smelting Co., Ltd.	4,499	8,648
Nippon Kayaku Co., Ltd.	1,320	13,769
Nippon Paint Holdings Co., Ltd.	1,400	38,864
Nippon Paper Industries Co., Ltd.	769	14,017
Nippon Shokubai Co., Ltd.	265	16,885
Nippon Steel & Sumitomo Metal Corp.	6,304	119,947
Nissan Chemical Industries Ltd.	1,115	35,794
Nisshin Steel Co., Ltd.	755	9,444
Nitto Denko Corp.	1,222	82,405
Oji Holdings Corp.	6,856	28,766
Rengo Co., Ltd.	1,701	11,187
Shin-Etsu Chemical Co., Ltd.	3,267	225,185
Showa Denko K.K.	1,038	10,706
Sumitomo Chemical Co., Ltd.	11,848	53,179
Sumitomo Metal Mining Co., Ltd.	3,698	44,870
Sumitomo Osaka Cement Co., Ltd.	3,060	14,690
Taiheiyo Cement Corp.	9,383	27,192
Taiyo Nippon Sanso Corp.	1,169	11,372
Teijin Ltd.	6,910	26,228
Toray Industries, Inc.	12,038	110,496
Tosoh Corp.	5,056	26,048
Toyo Seikan Group Holdings Ltd.	1,249	24,545
Toyobo Co., Ltd.	7,283	13,858
Ube Industries Ltd.	8,656	15,287
Yamato Kogyo Co., Ltd.	345	9,813
Zeon Corp.	1,224	10,223

Total Materials		1,571,862

Real Estate — 3.3%
Aeon Mall Co., Ltd.	957	12,980
Daikyo, Inc.	2,547	4,498
Daito Trust Construction Co., Ltd.	587	98,458
Daiwa House Industry Co., Ltd.	5,120	144,830
Hulic Co., Ltd.	2,773	29,060
Mitsubishi Estate Co., Ltd.	10,029	188,768
Mitsui Fudosan Co., Ltd.	7,519	165,332
Nomura Real Estate Holdings, Inc.	981	17,077
NTT Urban Development Corp.	888	9,557
Sumitomo Real Estate Sales Co., Ltd.	124	2,674
Sumitomo Realty & Development Co., Ltd.	3,434	89,984
Tokyo Tatemono Co., Ltd.	1,603	20,162
Tokyu Fudosan Holdings Corp.	4,034	24,247

Total Real Estate		807,627

Telecommunication Services — 5.1%
KDDI Corp.	14,892	456,997
Nippon Telegraph & Telephone Corp.	2,831	134,831
NTT DOCOMO, Inc.	10,408	279,229
SoftBank Group Corp.	7,182	399,658

Total Telecommunication Services		1,270,715

Utilities — 2.2%
Chubu Electric Power Co., Inc.	5,625	82,850
Chugoku Electric Power Co., Inc. (The)	2,373	29,939
Electric Power Development Co., Ltd.	1,398	32,343
Hokkaido Electric Power Co., Inc.	1,446	11,513

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Hokuriku Electric Power Co.,	1,459	$17,368
Kansai Electric Power Co., Inc. (The)*	5,711	53,296
Kyushu Electric Power Co., Inc.*	3,622	34,140
Osaka Gas Co., Ltd.	15,689	63,714
Shikoku Electric Power Co., Inc.	1,264	13,283
Toho Gas Co., Ltd.	3,538	31,312
Tohoku Electric Power Co., Inc.	3,724	48,038
Tokyo Electric Power Co. Holdings, Inc.*	12,151	47,900
Tokyo Gas Co., Ltd.	18,378	78,723

Total Utilities		544,419

Total Common Stocks
(Cost $25,144,147)		24,998,379
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $9,741)	9,741	9,741

Investment of Cash Collateral For Securities Loaned — 0.3%
Money Market Fund — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $79,442)	79,442	79,442

Total Investments — 101.3%
(Cost $25,233,330)		25,087,562
Liabilities in Excess of Other Assets — (1.3)%		(330,206)
Net Assets — 100.0%		$24,757,356

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $108,593; total market value of collateral held by the Fund was $111,577. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $32,135.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

Forward Exchange Contracts Outstanding as of July 31, 2016:

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 08/05/16	Merrill Lynch	JPY	1,189,843,296	$11,622,810	$11,611,932	$(10,878)
				$11,622,810	$11,611,932	$(10,878)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Japanese Yen Expiring 08/05/16	Merrill Lynch	JPY	(1,189,843,285)	$(11,612,136)	$(11,611,932)	$204
Japanese Yen Expiring 09/06/16	Merrill Lynch	JPY	(1,280,979,434)	(12,526,360)	(12,516,080)	10,280
				$(24,138,496)	$(24,128,012)	$10,484

Net Unrealized Appreciation (Depreciation)						$(394)

See Notes to Schedules of Investments.

Schedules of Investments — IQ 50 Percent Hedged FTSE Japan ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Common Stocks	$24,998,379	$–		$–	$24,998,379
Short-Term Investment:
Money Market Fund	9,741	–		–	9,741
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	79,442	–		–	79,442
Total Investments in Securities	25,087,562	–		–	25,087,562
Other Financial Instruments:
Forward Exchange Contracts	–	10,484	(b)	–	10,484
Total Investments in Securities and Other Financial Instruments	$25,087,562	$10,484		$–	$25,098,046

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Forward Exchange Contracts	$–	$10,878	(b)	$–	$10,878
Total Other Financial Instruments	$–	$10,878		$–	$10,878

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 99.6%
Aggregate Bond Funds — 19.4%
iShares Core U.S. Aggregate Bond ETF	28,066	$3,172,300
SPDR Barclays Aggregate Bond ETF	1,884	112,475
Vanguard Total Bond Market ETF	30,384	2,571,702

Total Aggregate Bond Funds		5,856,477

Convertible Bonds Fund — 3.6%
SPDR Barclays Convertible Securities ETF	24,143	1,101,886

Emerging Equity Funds — 4.2%
iShares Core MSCI Emerging Markets ETF	5,028	221,081
iShares MSCI Emerging Markets ETF	11,050	400,342
Vanguard FTSE Emerging Markets ETF	17,856	661,386

Total Emerging Equity Funds		1,282,809

High Yield Corporate Bond Funds — 13.1%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	26,561	2,268,575
SPDR Barclays High Yield Bond ETF(a)	47,133	1,699,616

Total High Yield Corporate Bond Funds		3,968,191

International Equity Core Funds — 25.7%
iShares Core MSCI EAFE ETF	16,187	875,069
iShares MSCI EAFE ETF(b)	75,306	4,369,254
Vanguard FTSE Developed Markets ETF	68,277	2,514,642

Total International Equity Core Funds		7,758,965

U.S. Large Cap Core Funds — 23.5%
Consumer Discretionary Select Sector SPDR Fund	10,178	830,830
Energy Select Sector SPDR Fund	10,044	676,966
Health Care Select Sector SPDR Fund(a)	12,608	948,752
Industrial Select Sector SPDR Fund(a)	28,699	1,665,690
Materials Select Sector SPDR Fund	199	9,695
Technology Select Sector SPDR Fund	21,679	1,007,206
Vanguard Consumer Discretionary ETF	1,184	151,398
Vanguard Energy ETF	1,963	183,128
Vanguard Health Care ETF(a)	3,030	416,807
Vanguard Industrials ETF	4,846	534,756
Vanguard Information Technology ETF	5,930	683,136
Vanguard Materials ETF	48	5,188

Total U.S. Large Cap Core Funds		7,113,552

U.S. Medium Term Treasury Bond Funds — 8.5%
iShares 7-10 Year Treasury Bond ETF	22,639	2,559,792

U.S. Small Cap Core Fund — 1.5%
iShares Russell 2000 ETF(a)	3,550	429,869
Vanguard Russell 2000	106	10,316

Total U.S. Small Cap Core Fund		440,185

Total Investment Companies
(Cost $29,281,365)		30,081,857

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $17,010)	17,010	$17,010

Investment of Cash Collateral For Securities Loaned — 22.7%
Money Market Fund — 22.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $6,847,313)	6,847,313	6,847,313

Total Investments — 122.4%
(Cost $36,145,688)		36,946,180
Liabilities in Excess of Other Assets — (22.4)%		(6,757,920)
Net Assets — 100.0%		$30,188,260

1

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,689,355; total market value of collateral held by the Fund was $6,847,313.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $429,459.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

July 31, 2016 (unaudited)

Total return swap contracts outstanding at July 31, 2016:

			Notional
	Annual		Amount	Unrealized
	Financing Rate	Expiration	Long	Appreciation
Total Return Benchmark	(Received) Paid %	Date	(Short)	(Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	1.40	10/04/2017	$119,588	$–
Consumer Staples Select Sector SPDR Fund	(0.45)	10/04/2017	(850,375)	–
Energy Select Sector SPDR Fund	1.40	10/04/2017	97,460	–
Financial Select Sector SPDR Fund	(0.17)	10/04/2017	(489,986)	–
Health Care Select Sector SPDR Fund	1.40	10/04/2017	136,654	–
Industrial Select Sector SPDR Fund	1.40	10/04/2017	239,821	–
iShares 7-10 Year Treasury Bond ETF	1.40	10/04/2017	368,608	–
iShares Core MSCI EAFE ETF	1.40	10/04/2017	125,960	–
iShares Core MSCI Emerging Markets ETF	1.40	10/04/2017	31,834	–
iShares Core U.S. Aggregate Bond ETF	1.40	10/04/2017	456,754	–
iShares iBoxx $ High Yield Corporate Bond ETF	1.40	10/04/2017	326,693	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.21)	10/04/2017	(1,480,564)	–
iShares MSCI EAFE ETF	1.40	10/04/2017	629,111	–
iShares MSCI Emerging Markets ETF	1.40	10/04/2017	57,642	–
iShares Russell 2000 ETF	1.40	10/04/2017	61,877	–
Materials Select Sector SPDR Fund	1.40	10/04/2017	1,413	–
SPDR Barclays Aggregate Bond ETF	1.40	10/04/2017	16,238	–
SPDR Barclays Convertible Securities ETF	1.40	10/04/2017	158,645	–
SPDR Barclays High Yield Bond ETF	1.40	10/04/2017	244,703	–
Technology Select Sector SPDR Fund	1.40	10/04/2017	145,002	–
Utilities Select Sector SPDR Fund	(0.51)	10/04/2017	(1,455,712)	–
Vanguard Consumer Discretionary ETF	1.40	10/04/2017	21,866	–
Vanguard Energy ETF	1.40	10/04/2017	26,401	–
Vanguard FTSE Developed Markets ETF	1.40	10/04/2017	362,076	–
Vanguard FTSE Emerging Markets ETF	1.40	10/04/2017	95,230	–
Vanguard Health Care ETF	1.40	10/04/2017	60,114	–
Vanguard Industrials ETF	1.40	10/04/2017	77,024	–
Vanguard Information Technology ETF	1.40	10/04/2017	98,381	–
Vanguard Materials ETF	1.40	10/04/2017	648	–
Vanguard Russell 2000	1.40	10/04/2017	1,460	–
Vanguard Total Bond Market ETF	1.40	10/04/2017	370,300	–
				$–

_______________

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a reset date of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Leaders GTAA Tracker ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Investments in Securities:(a)
Investment Companies	$30,081,857	$–		$–	$30,081,857
Short-Term Investment:
Money Market Fund	17,010	–		–	17,010
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	6,847,313	–		–	6,847,313
Total Investments in Securities	36,946,180	–		–	36,946,180
Other Financial Instruments:
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$36,946,180	$–		$–	$36,946,180

Liability Valuation Inputs
Description	Level 1	Level 2		Level 3	Total
Other Financial Instruments:
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

(b) Reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Investment Grade Corporate Bond Funds — 39.4%
iShares Core U.S. Credit Bond ETF	3,307	$377,957
iShares iBoxx $ Investment Grade Corporate Bond ETF	102,391	12,695,460
Vanguard Intermediate-Term Corporate Bond ETF	108,557	9,776,644

Total Investment Grade Corporate Bond Funds		22,850,061

Mortgage Backed Securities — 45.0%
iShares MBS ETF	44,341	4,882,831
SPDR Barclays Mortgage Backed Bond ETF	259,597	7,068,826
Vanguard Mortgage-Backed Securities ETF	262,603	14,151,676

Total Mortgage Backed Securities		26,103,333

U.S. Short Term Treasury Bond Funds — 15.6%
iShares 1-3 Year Treasury Bond ETF	36,807	3,137,061
Schwab Short-Term U.S. Treasury ETF	115,546	5,881,291

Total U.S. Short Term Treasury Bond Funds		9,018,352

Total Investment Companies
(Cost $57,497,083)		57,971,746
Short-Term Investment — 0.0%(a)
Money Market Fund — 0.0%(a)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(b)
(Cost $27,835)	27,835	27,835

Total Investments — 100.0%
(Cost $57,524,918)		57,999,581
Liabilities in Excess of Other Assets — 0.0%(a)		(6,792)
Net Assets — 100.0%		$57,992,789

1

(a) Less than 0.05%.

(b) Rate shown reflects the 7-day yield at July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Enhanced Core Bond U.S. ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$57,971,746	$–	$–	$57,971,746
Short-Term Investment:
Money Market Fund	27,835	–	–	27,835
Total Investments in Securities	$57,999,581	$–	$–	$57,999,581

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF

July 31, 2016 (unaudited)

	Shares	Value
Investment Companies — 100.0%
Investment Grade Corporate Bond Funds — 41.6%
iShares Core U.S. Credit Bond ETF	12,515	$1,430,340
iShares iBoxx $ Investment Grade Corporate Bond ETF	386,206	47,885,682
Vanguard Intermediate-Term Corporate Bond ETF(a)	409,489	36,878,579

Total Investment Grade Corporate Bond Funds		86,194,601

Mortgage Backed Securities — 46.0%
iShares MBS ETF	161,917	17,830,300
SPDR Barclays Mortgage Backed Bond ETF†	947,939	25,812,379
Vanguard Mortgage-Backed Securities ETF	958,898	51,675,013

Total Mortgage Backed Securities		95,317,692

U.S. Short Term Treasury Bond Funds — 12.4%
iShares 1-3 Year Treasury Bond ETF	105,184	8,964,832
Schwab Short-Term U.S. Treasury ETF	330,263	16,810,387

Total U.S. Short Term Treasury Bond Funds		25,775,219

Total Investment Companies
(Cost $205,888,813)		207,287,512
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.21%(c)
(Cost $59,818)	59,818	59,818

Investment of Cash Collateral For Securities Loaned — 6.7%
Money Market Fund — 6.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.25%(d)
(Cost $13,910,400)	13,910,400	13,910,400

Total Investments — 106.7%
(Cost $219,859,031)		221,257,730
Liabilities in Excess of Other Assets — (6.7)%		(13,935,613)
Net Assets — 100.0%		$207,322,117

1

†	Affiliated
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,617,072; total market value of collateral held by the Fund was $13,910,400.
(b)	Less than 0.05%.
(c)	Rate shown reflects the 7-day yield at July 31, 2016.
(d)	Rate shown reflects the 1-day yield at July 31, 2016.

1

See Notes to Schedules of Investments.

Schedules of Investments — IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 for valuing the Fund’s assets and liabilities.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(a)
Investment Companies	$207,287,512	$–	$–	$207,287,512
Short-Term Investment:
Money Market Fund	59,818	–	–	59,818
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	13,910,400	–	–	13,910,400
Total Investments in Securities	$221,257,730	$–	$–	$221,257,730

(a) For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of July 31, 2016.

See Notes to Schedules of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2016 is disclosed at the end of each Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At July 31, 2016, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at July 31, 2016 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,232,256,391	$42,409,839	$(10,071,879)	$32,337,960
IQ Hedge Macro Tracker ETF	18,421,421	257,145	(387,939)	(130,794)
IQ Hedge Market Neutral Tracker ETF	16,906,412	525,340	(300)	525,040
IQ Hedge Long/Short Tracker ETF	2,266,754	77,394	(23,786)	53,608
IQ Hedge Event-Driven Tracker ETF	4,047,751	26,900	(37,330)	(10,430)
IQ Global Resources ETF	107,303,045	35,904,015	(26,116,233)	9,787,782
IQ Merger Arbitrage ETF	162,430,376	4,828,076	(3,530,275)	1,297,801
IQ Real Return ETF	34,677,876	475,983	(10,892)	465,091
IQ Australia Small Cap ETF	8,267,162	1,087,713	(969,408)	118,305
IQ Canada Small Cap ETF	13,582,803	1,356,466	(2,231,875)	(875,409)
IQ Global Agribusiness Small Cap ETF	13,675,095	2,800,603	(2,063,720)	736,883
IQ Global Oil Small Cap ETF	4,090,674	145,871	(967,412)	(821,541)
IQ U.S. Real Estate Small Cap ETF	84,063,958	11,474,540	(5,684,681)	5,789,859
IQ 50 Percent Hedged FTSE International ETF	129,823,456	6,590,270	(4,901,717)	1,688,553
IQ 50 Percent Hedged FTSE Europe ETF	38,511,007	513,846	(4,265,260)	(3,751,414)
IQ 50 Percent Hedged FTSE Japan ETF	25,363,055	1,954,246	(2,229,739)	(275,493)
IQ Leaders GTAA Tracker ETF	36,155,979	801,343	(11,142)	790,201
IQ Enhanced Core Bond U.S. ETF	57,524,918	481,235	(6,572)	474,663
IQ Enhanced Core Plus Bond U.S. ETF	219,859,031	1,411,949	(13,250)	1,398,699

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end with the exception of IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF which contain no tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

3. OTHER AFFILIATED PARTIES AND TRANSACTIONS

If a Fund owns more than 5% of the outstanding voting shares of an issuer, the issuer may be considered an affiliate.

At July 31, 2016, IQ Hedge Multi-Strategy Tracker ETF and IQ Enhanced Core Plus Bond U.S. ETF respectively, held more than 5% of the outstanding voting shares of the following funds.

IQ Hedge Multi-Strategy Tracker ETF

Affiliated Fund Name	Shares Held	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
CurrencyShares Euro Trust	191,899	$–	$21,311,179	$(128,116)	$(753)	$20,909,316	$–
PowerShares DB G10 Currency Harvest Fund	376,767	–	8,816,413	(59,877)	1,748	9,178,044	–
	568,666	$–	$30,127,592	$(187,993)	$995	$30,087,360	$–

IQ Enhanced Core Plus Bond U.S. ETF
Affiliated Fund Name	Shares Held	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
SPDR Barclays Mortgage Backed Bond ETF	947,939	$–	$ 28,171 512	$(2,424,708)	$(6,498)	$25,812,379	$–
	947,939	$–	$28,171,512	$(2,424,708)	$(6,498)	$25,812,379	$–

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	9/22/2016

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	9/22/2016

* Print the name and title of each signing officer under his or her signature.